UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-09729
Name of Fund:
iShares Trust
Fund Address:  c/o BlackRock Fund Advisors,
400 Howard Street, San Francisco, CA 94105
Name and address of agent for service: The Corporation Trust Company,
1209 Orange Street, Wilmington, DE 19801
Registrant's telephone number, including area code:
(415) 670-2000
Date of fiscal year end:
04/30/2026
Date of reporting period:
04/30/2026
Item 1 — Reports to Stockholders
(a) The Reports to Shareholders are attached herewith.

iShares Core U.S. REIT ETF

USRT | NYSE Arca

Annual Shareholder Report — April 30, 2026

This annual shareholder report contains important information about iShares Core U.S. REIT ETF (the “Fund”) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core U.S. REIT ETF	$9	0.08%
How did the Fund perform last year?
  For the reporting period ended April 30, 2026, the Fund returned 18.67%.
  For the same period, the Russell 3000 Index returned 31.01% and the FTSE Nareit Equity REITS 40 Act Capped Index (Spliced) returned 18.79%.
What contributed to performance?
During the reporting period, healthcare real estate investment trusts (“REITs”) contributed the most to the Fund’s return, driven by strong demand for senior housing as aging demographics and limited new supply supported occupancy gains, rental rate growth, and improving operating fundamentals. Retail REITs also performed well, benefiting from resilient consumer spending, improving tenant demand, and strong occupancy trends that supported rental income growth and leasing activity at high-quality retail properties. Meanwhile, industrial REITs advanced as demand for warehouse and logistics space was supported by e-commerce growth, supply-chain reshoring initiatives, and rising investment in artificial intelligence-related infrastructure and data center development. Rising cloud computing and artificial intelligence-related demand supported leasing activity, pricing power, and continued investment in data center REITs.
What detracted from performance?
There were no significant detractors from the Fund’s return during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: May 1, 2016 through April 30, 2026
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	18.67%	5.77%	6.60%
Russell 3000 Index	31.01	11.91	14.75
FTSE Nareit Equity REITS 40 Act Capped Index (Spliced)	18.79	5.85	6.67
Key Fund statistics
Net Assets	$3,789,227,044
Number of Portfolio Holdings	129
Net Investment Advisory Fees	$2,569,331
Portfolio Turnover Rate	12%
The FTSE Nareit Equity REITS 40 Act Capped Index (Spliced) reflects the performance of the FTSE NAREIT Real Estate 50 Index through November 2, 2016, the FTSE Nareit Equity REITs Index from November 3, 2016 through June 22, 2025, and the FTSE Nareit Equity REITs 40 Act Capped Index thereafter, which reflect the times when each index was the Underlying Index of the Fund.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of April 30, 2026)
Industry allocation
Industry	Percent of Total Investments(a)
Specialized REITs	28.3%
Health Care REITs	18.2%
Retail REITs	17.5%
Residential REITs	14.7%
Industrial REITs	12.1%
Office REITs	3.4%
Hotel & Resort REITs	3.1%
Diversified REITs	2.7%
Ten largest holdings
Security	Percent of Total Investments(a)
Welltower, Inc.	8.3%
Prologis, Inc.	7.5%
Equinix, Inc.	6.5%
Digital Realty Trust, Inc.	4.5%
Simon Property Group, Inc.	4.4%
Realty Income Corp.	4.2%
Public Storage	4.0%
Ventas, Inc.	3.6%
Iron Mountain, Inc.	3.2%
VICI Properties, Inc.	2.7%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE Russell or FTSE International Limited, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Core U.S. REIT ETF
Annual Shareholder Report — April 30, 2026
USRT-04/26-AR

iShares Core Dividend ETF

DIVB | Cboe BZX Exchange

Annual Shareholder Report — April 30, 2026

This annual shareholder report contains important information about iShares Core Dividend ETF (the “Fund”) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core Dividend ETF	$6	0.05%
How did the Fund perform last year?
  For the reporting period ended April 30, 2026, the Fund returned 27.69%.
  For the same period, the Morningstar US Market Index returned 30.96% and the Morningstar US Dividend and Buyback Index returned 27.73%.
What contributed to performance?
The information technology sector was the largest contributor to the Fund’s return during the reporting period. Technology hardware and equipment firms advanced on continued enterprise and cloud infrastructure spending, supported by growing demand for networking, storage, and data center solutions tied to artificial intelligence (“AI”)-related investments. Within the semiconductors segment, firms gained on continued investment in AI-related infrastructure and communications equipment. Diversified banks in the financials sector benefited from resilient economic activity, stable credit trends, and improving capital markets activity. The energy sector contributed as oil prices experienced strong gains due to Middle East tensions and supply concerns at the Strait of Hormuz.
What detracted from performance?
IT services firms in the information technology sector detracted from the Fund’s performance during the reporting period. These firms faced negative sentiment due to moderating enterprise spending trends, slower discretionary consulting demand, and investor concerns that generative AI could disrupt portions of traditional IT services and consulting businesses.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: November 7, 2017 through April 30, 2026
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Fund NAV	27.69%	11.34%	13.13%
Morningstar US Market Index	30.96	12.08	14.19
Morningstar US Dividend and Buyback Index	27.73	11.46	13.33
Key Fund statistics
Net Assets	$1,350,604,267
Number of Portfolio Holdings	405
Net Investment Advisory Fees	$545,632
Portfolio Turnover Rate	38%
The inception date of the Fund was November 7, 2017.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of April 30, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	25.9%
Financials	19.0%
Health Care	10.3%
Consumer Staples	9.4%
Industrials	9.3%
Energy	8.5%
Consumer Discretionary	5.0%
Communication Services	4.7%
Real Estate	3.4%
Utilities	2.3%
Materials	2.2%
Ten largest holdings
Security	Percent of Total Investments(a)
Cisco Systems, Inc.	5.1%
QUALCOMM, Inc.	4.5%
Exxon Mobil Corp.	4.0%
JPMorgan Chase & Co.	3.4%
Texas Instruments, Inc.	2.7%
Accenture PLC, Class A	2.1%
Dell Technologies, Inc., Class C	2.0%
Wells Fargo & Co.	2.0%
UnitedHealth Group, Inc.	1.9%
Bank of America Corp.	1.9%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Morningstar, Inc., and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Core Dividend ETF
Annual Shareholder Report — April 30, 2026
DIVB-04/26-AR

iShares Core Dividend Growth ETF

DGRO | NYSE Arca

Annual Shareholder Report — April 30, 2026

This annual shareholder report contains important information about iShares Core Dividend Growth ETF (the “Fund”) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core Dividend Growth ETF	$9	0.08%
How did the Fund perform last year?
  For the reporting period ended April 30, 2026, the Fund returned 25.16%.
  For the same period, the Morningstar US Market Index returned 30.96% and the Morningstar US Dividend Growth Index returned 25.29%.
What contributed to performance?
During the reporting period, stocks in the information technology sector contributed the most to the Fund’s return. Semiconductors and semiconductor equipment companies benefited from continued artificial intelligence (“AI”)-related infrastructure investment, which supported demand for networking semiconductors, advanced chip manufacturing equipment, and high-performance computing solutions. Technology hardware and equipment stocks advanced on continued enterprise infrastructure spending, and growing demand for AI-enabled networking solutions. Within the financials sector, larger diversified banks gained on resilient economic activity, stable credit conditions, and improving capital markets activity, which supported investment banking, trading, and lending trends. Meanwhile, improved investment banking activity, healthy trading volumes, and continued strength in wealth and asset management businesses benefited investment banking and brokerage firms. The industrials sector contributed amid continued investment in infrastructure, electrification, aerospace and defense, and data center-related end markets.
What detracted from performance?
There were no significant detractors from the Fund’s return during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: May 1, 2016 through April 30, 2026
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	25.16%	10.63%	13.31%
Morningstar US Market Index	30.96	12.08	14.86
Morningstar US Dividend Growth Index	25.29	10.71	13.39
Key Fund statistics
Net Assets	$39,700,584,575
Number of Portfolio Holdings	399
Net Investment Advisory Fees	$27,893,360
Portfolio Turnover Rate	25%
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of April 30, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	21.2%
Information Technology	18.5%
Health Care	16.4%
Industrials	11.6%
Consumer Staples	11.5%
Utilities	7.0%
Consumer Discretionary	5.6%
Energy	5.5%
Materials	2.6%
Communication Services	0.1%
Ten largest holdings
Security	Percent of Total Investments(a)
Broadcom, Inc.	3.3%
JPMorgan Chase & Co.	3.1%
Apple Inc.	2.9%
Microsoft Corp.	2.9%
Exxon Mobil Corp.	2.9%
Johnson & Johnson	2.7%
AbbVie, Inc.	2.5%
UnitedHealth Group, Inc.	2.3%
Procter & Gamble Co. (The)	2.1%
Philip Morris International, Inc.	1.9%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Morningstar, Inc., and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Core Dividend Growth ETF
Annual Shareholder Report — April 30, 2026
DGRO-04/26-AR

iShares Core High Dividend ETF

HDV | NYSE Arca

Annual Shareholder Report — April 30, 2026

This annual shareholder report contains important information about iShares Core High Dividend ETF (the “Fund”) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core High Dividend ETF	$9	0.08%
How did the Fund perform last year?
  For the reporting period ended April 30, 2026, the Fund returned 23.11%.
  For the same period, the Morningstar US Market Index returned 30.96% and the Morningstar Dividend Yield Focus Index returned 23.26%.
What contributed to performance?
The energy sector contributed to the Fund’s return during the reporting period, as oil prices experienced strong gains due to Middle East tensions and supply concerns at the Strait of Hormuz. Integrated oil and gas names gained amid resilient oil prices, disciplined capital spending, and strong cash flow generation. Oil and gas exploration and production names also advanced on stronger crude oil and natural gas prices. Biotechnology and pharmaceutical companies within the healthcare sector also contributed, benefiting from resilient demand for branded therapeutics and continued innovation across immunology and oncology portfolios. Additionally, as large pharmaceutical firms faced upcoming patent expirations on key drugs, many pursued acquisitions of emerging biotechnology companies to strengthen their development pipelines. The information technology sector increased on continued enterprise networking investment, resilient demand for analog and connectivity chips, and growing support from artificial intelligence driven infrastructure buildouts.
What detracted from performance?
There were no significant detractors from the Fund’s return during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: May 1, 2016 through April 30, 2026
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	23.11%	11.41%	9.60%
Morningstar US Market Index	30.96	12.08	14.86
Morningstar Dividend Yield Focus Index	23.26	11.51	9.69
Key Fund statistics
Net Assets	$13,564,565,253
Number of Portfolio Holdings	79
Net Investment Advisory Fees	$9,568,649
Portfolio Turnover Rate	65%
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of April 30, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Consumer Staples	24.1%
Energy	22.2%
Health Care	16.5%
Financials	11.0%
Utilities	9.3%
Information Technology	7.6%
Consumer Discretionary	6.1%
Industrials	2.0%
Materials	1.2%
Ten largest holdings
Security	Percent of Total Investments(a)
Exxon Mobil Corp.	8.4%
Chevron Corp.	6.4%
Johnson & Johnson	5.7%
AbbVie, Inc.	5.5%
Procter & Gamble Co. (The)	4.5%
Philip Morris International, Inc.	4.2%
Home Depot, Inc. (The)	4.1%
Coca-Cola Co. (The)	3.9%
Progressive Corp. (The)	3.8%
Merck & Co., Inc.	3.8%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Morningstar, Inc., and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Core High Dividend ETF
Annual Shareholder Report — April 30, 2026
HDV-04/26-AR

iShares Select Dividend ETF

DVY | NASDAQ

Annual Shareholder Report — April 30, 2026

This annual shareholder report contains important information about iShares Select Dividend ETF (the “Fund”) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Select Dividend ETF	$43	0.38%
How did the Fund perform last year?
  For the reporting period ended April 30, 2026, the Fund returned 25.57%.
  For the same period, the S&P Total Market Index returned 31.37% and the Dow Jones U.S. Select Dividend Index returned 26.12%.
What contributed to performance?
The financials sector was the largest contributor to the Fund’s return during the reporting period. Both regional and diversified banking firms advanced on improving investor sentiment, resilient credit conditions, stabilizing deposit trends, and a more favorable interest rate environment. Improving market conditions, higher assets under management, and stronger investor sentiment toward capital markets and wealth management businesses benefited the asset management and custody banks segment. Within the utilities sector, electric utilities companies gained on increasing power demand, ongoing grid modernization and electrification investment, and growing electricity needs tied to data center and artificial intelligence related infrastructure development. Meanwhile, the energy sector benefited from resilient oil and fuel demand, and as geopolitical tensions in the Middle East pushed the price of oil significantly higher near the end of the reporting period.
What detracted from performance?
There were no significant detractors from the Fund’s return during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: May 1, 2016 through April 30, 2026
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	25.57%	9.48%	10.47%
S&P Total Market Index	31.37	11.86	14.71
Dow Jones U.S. Select Dividend Index	26.12	9.91	10.91
Key Fund statistics
Net Assets	$22,856,482,919
Number of Portfolio Holdings	104
Net Investment Advisory Fees	$78,644,176
Portfolio Turnover Rate	23%
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of April 30, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	24.9%
Utilities	24.2%
Consumer Staples	13.5%
Energy	9.1%
Consumer Discretionary	6.0%
Communication Services	6.0%
Materials	5.8%
Health Care	5.0%
Information Technology	3.4%
Industrials	2.1%
Ten largest holdings
Security	Percent of Total Investments(a)
Altria Group, Inc.	2.3%
Pfizer, Inc.	2.2%
T Rowe Price Group, Inc.	2.0%
Verizon Communications, Inc.	1.9%
Prudential Financial, Inc.	1.8%
ONEOK, Inc.	1.8%
HP, Inc.	1.6%
Edison International	1.5%
LyondellBasell Industries NV, Class A	1.5%
General Mills, Inc.	1.5%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices LLC, and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Select Dividend ETF
Annual Shareholder Report — April 30, 2026
DVY-04/26-AR

iShares Morningstar Mid-Cap Value ETF

IMCV | NASDAQ

Annual Shareholder Report — April 30, 2026

This annual shareholder report contains important information about iShares Morningstar Mid-Cap Value ETF (the “Fund”) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Morningstar Mid-Cap Value ETF	$7	0.06%
How did the Fund perform last year?
  For the reporting period ended April 30, 2026, the Fund returned 27.87%.
  For the same period, the Morningstar US Market Index returned 30.96% and the Morningstar US Mid Cap Broad Value Index (Spliced) returned 27.88%.
What contributed to performance?
Mid-cap value-oriented energy stocks were the largest contributors to the Fund’s return during the reporting period. Companies across the energy value chain benefited from steady U.S. oil production growth and resilient demand, and higher oil prices late in the reporting period amid renewed geopolitical tensions in the Middle East that heightened supply concerns. In the information technology sector, technology hardware and storage companies gained due to improving cloud and artificial intelligence (“AI”)-related infrastructure demand, alongside a recovery in enterprise and data center spending trends. Additionally, stocks in the semiconductors and semiconductor equipment subsector advanced due to improving sentiment toward automotive, industrial, and AI-related chip demand. Financial stocks were supported by stable credit conditions, improving capital markets activity, and solid client asset flows at banking and asset servicing institutions.
What detracted from performance?
During the reporting period, there were no significant detractors from the Fund’s return.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: May 1, 2016 through April 30, 2026
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	27.87%	9.40%	10.48%
Morningstar US Market Index	30.96	12.08	14.86
Morningstar US Mid Cap Broad Value Index (Spliced)	27.88	9.43	10.65
Key Fund statistics
Net Assets	$1,033,018,780
Number of Portfolio Holdings	279
Net Investment Advisory Fees	$511,492
Portfolio Turnover Rate	40%
The Morningstar US Mid Cap Broad Value Index (Spliced) reflects the performance of the Morningstar US Mid Value Index through March 21, 2021, and the Morningstar US Mid Cap Broad Value Index thereafter, which reflect the times when each index was the Underlying Index of the Fund.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of April 30, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	16.8%
Industrials	12.6%
Energy	12.5%
Utilities	10.0%
Consumer Staples	8.9%
Health Care	8.5%
Consumer Discretionary	8.1%
Materials	7.3%
Information Technology	7.2%
Real Estate	5.6%
Communication Services	2.5%
Ten largest holdings
Security	Percent of Total Investments(a)
Newmont Corp.	1.6%
Williams Cos., Inc. (The)	1.3%
PNC Financial Services Group, Inc. (The)	1.2%
FedEx Corp.	1.2%
U.S. Bancorp	1.2%
CSX Corp.	1.2%
SLB Ltd.	1.2%
Elevance Health, Inc.	1.1%
United Parcel Service, Inc., Class B	1.1%
Mondelez International, Inc., Class A	1.1%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Morningstar, Inc., and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Morningstar Mid-Cap Value ETF
Annual Shareholder Report — April 30, 2026
IMCV-04/26-AR

iShares Morningstar Small-Cap ETF

ISCB | NYSE Arca

Annual Shareholder Report — April 30, 2026

This annual shareholder report contains important information about iShares Morningstar Small-Cap ETF (the “Fund”) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Morningstar Small-Cap ETF	$5	0.04%
How did the Fund perform last year?
  For the reporting period ended April 30, 2026, the Fund returned 35.32%.
  For the same period, the Morningstar US Market Index returned 30.96% and the Morningstar US Small Cap Extended Index (Spliced) returned 35.23%.
What contributed to performance?
During the reporting period, small-cap industrials stocks contributed the most to the Fund’s performance, driven by U.S. reshoring efforts, infrastructure spending, and robust aerospace and defense demand, amid heightened geopolitical tensions. Machinery companies benefited from factory automation, electrification and artificial intelligence (“AI”) related data center buildouts. In the information technology sector, technology hardware, storage and peripherals companies advanced as accelerating AI-related infrastructure investment and increasing data center network demand supported spending on optical connectivity, storage, and networking solutions. Meanwhile, semiconductor stocks advanced on continued AI-related investment and improving demand trends. Within the financials sector, regional banks were supported by resilient credit conditions, stabilizing deposit trends, and improving investor sentiment toward the banking sector. Financial services and capital markets companies also advanced, driven by steady capital markets activity, and improving demand for advisory and wealth management services.
What detracted from performance?
There were no significant detractors from the Fund’s return during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: May 1, 2016 through April 30, 2026
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	35.32%	5.49%	9.32%
Morningstar US Market Index	30.96	12.08	14.86
Morningstar US Small Cap Extended Index (Spliced)	35.23	5.39	9.35
Key Fund statistics
Net Assets	$268,767,923
Number of Portfolio Holdings	1,554
Net Investment Advisory Fees	$99,325
Portfolio Turnover Rate	30%
The Morningstar US Small Cap Extended Index (Spliced) reflects the performance of the Morningstar US Small Core Index through March 21, 2021, and the Morningstar US Small Cap Extended Index thereafter, which reflect the times when each index was the Underlying Index of the Fund.
Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of April 30, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Industrials	19.5%
Financials	17.0%
Information Technology	13.4%
Health Care	13.1%
Consumer Discretionary	11.5%
Real Estate	7.1%
Materials	5.5%
Energy	4.8%
Consumer Staples	3.1%
Communication Services	2.5%
Utilities	2.5%
Ten largest holdings
Security	Percent of Total Investments(a)
Lumentum Holdings, Inc.	1.1%
Revolution Medicines, Inc.	0.4%
Albemarle Corp.	0.4%
ATI, Inc.	0.3%
CF Industries Holdings, Inc.	0.3%
ITT, Inc.	0.3%
RBC Bearings, Inc.	0.3%
Coeur Mining, Inc.	0.3%
MACOM Technology Solutions Holdings, Inc.	0.3%
Ovintiv, Inc.	0.3%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Morningstar, Inc., and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Morningstar Small-Cap ETF
Annual Shareholder Report — April 30, 2026
ISCB-04/26-AR

iShares Morningstar U.S. Equity ETF

ILCB | NYSE Arca

Annual Shareholder Report — April 30, 2026

This annual shareholder report contains important information about iShares Morningstar U.S. Equity ETF (the “Fund”) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Morningstar U.S. Equity ETF	$3	0.03%
How did the Fund perform last year?
  For the reporting period ended April 30, 2026, the Fund returned 30.83%.
  For the same period, the Morningstar US Market Index returned 30.96% and the Morningstar US Large-Mid Cap Index (Spliced) returned 30.90%.
What contributed to performance?
Information technology stocks were the largest contributors to the Fund’s return during the reporting period. Semiconductor and semiconductor equipment firms were driven by robust demand for artificial intelligence ("AI"), cloud computing, and data center infrastructure. Makers of high-performance AI chips were standout performers, as their products have become essential infrastructure for cloud providers and businesses adopting AI at scale. Technology hardware and equipment stocks also contributed, led by a consumer facing technology company, which gained amid resilient consumer demand and growing services revenue, while specialized component makers benefited from surging AI data center buildout. Further, an interactive media and services company in the communication sector benefited from accelerating ad revenue growth, aided by AI-driven search expansion, alongside expanding cloud services. Industrials stocks added to performance, benefiting from U.S. reshoring initiatives, infrastructure investment, and solid aerospace and defense demand amid ongoing geopolitical uncertainty.
What detracted from performance?
There were no significant detractors from the Fund’s performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: May 1, 2016 through April 30, 2026
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	30.83%	12.52%	14.58%
Morningstar US Market Index	30.96	12.08	14.86
Morningstar US Large-Mid Cap Index (Spliced)	30.90	12.54	14.70
Key Fund statistics
Net Assets	$1,223,224,164
Number of Portfolio Holdings	539
Net Investment Advisory Fees	$335,495
Portfolio Turnover Rate	8%
The Morningstar US Large-Mid Cap Index (Spliced) reflects the performance of the Morningstar US Large Core Index through March 21, 2021, and the Morningstar US Large-Mid Cap Index thereafter, which reflect the times when each index was the Underlying Index of the Fund.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of April 30, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	34.8%
Financials	11.9%
Communication Services	11.2%
Consumer Discretionary	10.0%
Industrials	9.2%
Health Care	8.6%
Consumer Staples	4.8%
Energy	3.5%
Utilities	2.3%
Materials	1.9%
Real Estate	1.8%
Ten largest holdings
Security	Percent of Total Investments(a)
NVIDIA Corp.	7.5%
Apple Inc.	6.3%
Microsoft Corp.	4.8%
Amazon.com, Inc.	4.2%
Alphabet, Inc., Class A	3.6%
Broadcom, Inc.	3.1%
Alphabet, Inc., Class C, NVS	3.1%
Meta Platforms, Inc., Class A	2.1%
Tesla, Inc.	1.7%
Berkshire Hathaway, Inc., Class B	1.4%
(a)	Excludes money market funds.
Material fund changes
This is a summary of certain changes to the Fund since April 30, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after April 30, 2026 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).
Effective November 24, 2025, the Fund updated its investment policy to indicate that it intends to be “diversified,” as defined in the Investment Company Act of 1940, in approximately the same proportion as its Underlying Index is diversified. Therefore, shareholder approval will not be sought if the Fund crosses from diversified to non‑diversified status due solely to a change in the relative market capitalization or index weighting of the constituents of its Underlying Index.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Morningstar, Inc., and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Morningstar U.S. Equity ETF
Annual Shareholder Report — April 30, 2026
ILCB-04/26-AR

iShares Morningstar Value ETF

ILCV | NYSE Arca

Annual Shareholder Report — April 30, 2026

This annual shareholder report contains important information about iShares Morningstar Value ETF (the “Fund”) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Morningstar Value ETF	$5	0.04%
How did the Fund perform last year?
  For the reporting period ended April 30, 2026, the Fund returned 28.10%.
  For the same period, the Morningstar US Market Index returned 30.96% and the Morningstar US Large-Mid Cap Broad Value Index (Spliced) returned 28.15%.
What contributed to performance?
Information technology stocks were the largest contributors to the Fund’s return during the reporting period. Stocks in the semiconductors segment advanced as sustained artificial intelligence (“AI”)-related data center investment supported demand for high-bandwidth memory chips and advanced semiconductor manufacturing capacity. In the technology hardware, storage, and peripherals segment, a consumer-focused technology hardware company gained on continued demand for its smartphone lineup, while expanding software and subscription services revenue supported profitability and margins. Within the communication services sector, an interactive media and services company advanced on accelerating advertising revenue growth, driven in part by AI-enhanced search capabilities and continued cloud services expansion. Industrials stocks also added to performance, benefiting from U.S. reshoring initiatives, infrastructure investment, and solid aerospace and defense demand amid ongoing geopolitical uncertainty.
What detracted from performance?
During the reporting period, software and services stocks detracted from the Fund’s return, amid concerns over elevated AI infrastructure spending and uncertainty around the timing of investment returns, which pressured valuations.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: May 1, 2016 through April 30, 2026
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	28.10%	11.65%	11.61%
Morningstar US Market Index	30.96	12.08	14.86
Morningstar US Large-Mid Cap Broad Value Index (Spliced)	28.15	11.68	11.76
Key Fund statistics
Net Assets	$1,240,656,121
Number of Portfolio Holdings	385
Net Investment Advisory Fees	$447,849
Portfolio Turnover Rate	30%
The Morningstar US Large-Mid Cap Broad Value Index (Spliced) reflects the performance of the Morningstar US Large Value Index through March 21, 2021, and the Morningstar US Large-Mid Cap Broad Value Index thereafter, which reflect the times when each index was the Underlying Index of the Fund.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of April 30, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	20.6%
Financials	17.5%
Health Care	11.6%
Industrials	9.6%
Consumer Discretionary	9.5%
Communication Services	8.3%
Consumer Staples	7.9%
Energy	6.5%
Utilities	3.8%
Materials	2.6%
Real Estate	2.1%
Ten largest holdings
Security	Percent of Total Investments(a)
Apple Inc.	6.3%
Microsoft Corp.	5.2%
Berkshire Hathaway, Inc., Class B	2.7%
JPMorgan Chase & Co.	2.7%
Amazon.com, Inc.	2.6%
Alphabet, Inc., Class A	2.2%
Exxon Mobil Corp.	2.0%
Alphabet, Inc., Class C, NVS	1.9%
Johnson & Johnson	1.7%
Tesla, Inc.	1.5%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Morningstar, Inc., and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Morningstar Value ETF
Annual Shareholder Report — April 30, 2026
ILCV-04/26-AR

(b) Not Applicable

Item 2 –

Code of Ethics – The registrant has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the registrant has not amended the code of ethics and there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, by calling 1-800-474-2737.

Item 3 –

Audit Committee Financial Expert – The registrant’s board of trustees (the “board of trustees”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Richard L. Fagnani

Laura F. Fergerson

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of trustees in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of trustees.

Item 4 –	Principal Accountant Fees and Services

The principal accountant fees disclosed in items 4(a), 4(b), 4(c), 4(d) and 4(g) are for the nine series of the registrant for which the fiscal year-end is April 30, 2026 (the “Funds”), and whose annual financial statements are reported in Item 1.

(a) Audit Fees – The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Funds’ annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $119,700 for the fiscal year ended April 30, 2025 and $119,700 for the fiscal year ended April 30, 2026.

(b) Audit-Related Fees – There were no fees billed for the fiscal years ended April 30, 2025 and April 30, 2026 for assurance and related services by the principal accountant that were reasonably related to the performance of the audit of the Funds financial statements and are not reported under (a) of this Item.

(c) Tax Fees – The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning for the Funds were $87,300 for the fiscal year ended April 30, 2025 and $87,300 for the fiscal year ended April 30, 2026. These services related to the review of the Funds’ tax returns and excise tax calculations.

(d) All Other Fees – There were no other fees billed in each of the fiscal years ended April 30, 2025 and April 30, 2026 for products and services provided by the principal accountant, other than the services reported in (a) through (c) of this Item.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The registrant’s audit committee charter, as amended, provides that the audit committee is responsible for the approval, prior to appointment, of the engagement of the principal accountant to annually audit and provide their opinion on the registrant’s financial statements. The audit committee must also approve, prior to appointment, the engagement of the principal accountant to provide non-audit services to the registrant or to any entity controlling, controlled by or under common control with the registrant’s investment adviser (“Adviser Affiliate”) that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees billed by the registrant’s principal accountant for services rendered to the Funds, and rendered to the registrant’s investment adviser, and any Adviser Affiliate that provides ongoing services to the registrant for the last two fiscal years were $87,300 for the fiscal year ended April 30, 2025 and $87,300 for the fiscal year ended April 30, 2026.

(h) The registrant’s audit committee has considered whether the provision of non-audit services rendered to the registrant’s investment adviser and any Adviser Affiliate that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if any, is compatible with maintaining the principal accountant’s independence, and has determined that the provision of these services, if any, does not compromise the principal accountant’s independence.

(i) – Not Applicable

(j) – Not Applicable

Item 5 –	Audit Committee of Listed Registrant

(a) The following individuals are members of the registrant’s separately designated standing Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934 (15 U.S.C. 78c(a)(58)(A)):

Richard L. Fagnani

Laura F. Fergerson

John E. Martinez

(b) Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

April 30, 2026
2026 Annual Financial Statements and Additional Information

iShares Trust
●iShares Core Dividend ETF | DIVB | Cboe BZX Exchange
●iShares Core Dividend Growth ETF | DGRO | NYSE Arca
●iShares Core High Dividend ETF | HDV | NYSE Arca
●iShares Select Dividend ETF | DVY | NASDAQ

2

Schedule of Investments
April 30, 2026
iShares® Core Dividend ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.3%
General Dynamics Corp.	8,205	$ 2,824,981
Huntington Ingalls Industries, Inc.	827	301,268
L3Harris Technologies, Inc.	5,801	1,859,510
Lockheed Martin Corp.	10,109	5,236,159
Northrop Grumman Corp.	5,547	3,214,376
RTX Corp.	22,853	4,023,728
		17,460,022
Air Freight & Logistics — 0.9%
CH Robinson Worldwide, Inc.	3,111	565,611
Expeditors International of Washington, Inc.	5,033	744,330
FedEx Corp.	10,602	4,275,893
United Parcel Service, Inc., Class B	66,384	7,222,579
		12,808,413
Automobile Components — 0.1%
Autoliv, Inc.	6,804	788,788
BorgWarner, Inc.	12,590	717,252
Gentex Corp.	19,229	444,382
		1,950,422
Automobiles — 0.2%
Ford Motor Co.	261,077	3,153,810
Thor Industries, Inc.	2,289	180,923
		3,334,733
Banks — 10.8%
Associated Banc-Corp.	695	19,571
Bank of America Corp.	482,383	25,788,195
Bank OZK	4,783	230,349
BOK Financial Corp.	1,001	133,924
Citigroup, Inc.	119,676	15,316,135
Citizens Financial Group, Inc.	28,993	1,885,995
Columbia Banking System, Inc.	19,053	563,969
Commerce Bancshares, Inc.	6,416	333,824
Cullen/Frost Bankers, Inc.	2,696	390,731
East West Bancorp, Inc.	5,158	652,332
Fifth Third Bancorp	48,246	2,448,967
First Financial Bankshares, Inc.	3,192	103,006
First Horizon Corp.	45,207	1,128,367
FNB Corp.	11,693	208,720
Glacier Bancorp, Inc.	4,523	221,853
Hancock Whitney Corp.	4,559	307,778
Home BancShares, Inc.	8,454	227,159
Huntington Bancshares, Inc.	82,135	1,376,583
International Bancshares Corp.	1,211	86,877
JPMorgan Chase & Co.	147,122	46,083,024
KeyCorp	45,941	1,015,756
M&T Bank Corp.	12,269	2,682,371
Old National Bancorp	1,818	43,577
PNC Financial Services Group, Inc. (The)	18,469	4,118,587
Popular, Inc.	4,092	615,150
Prosperity Bancshares, Inc.	4,042	281,525
Regions Financial Corp.	63,438	1,811,155
SouthState Bank Corp.	3,160	308,637
Truist Financial Corp.	96,893	4,989,990
U.S. Bancorp	70,811	4,012,151
United Bankshares, Inc.	6,340	277,755
United Community Banks, Inc.	3,526	117,522
Webster Financial Corp.	7,421	536,984
Wells Fargo & Co.	323,288	26,583,972
Security	Shares	Value
Banks (continued)
Western Alliance Bancorp	2,887	$ 235,406
Zions Bancorp N.A.	5,173	328,072
		145,465,969
Beverages — 2.3%
Brown-Forman Corp., Class A	3,480	91,454
Brown-Forman Corp., Class B, NVS	16,794	432,781
Coca-Cola Co. (The)	160,327	12,627,355
Constellation Brands, Inc., Class A	15,796	2,473,338
Keurig Dr. Pepper, Inc.	82,913	2,437,642
Molson Coors Beverage Co., Class B	27,905	1,192,660
PepsiCo, Inc.	77,617	12,301,518
		31,556,748
Biotechnology — 2.0%
AbbVie, Inc.	70,688	14,937,788
Amgen, Inc.	17,247	5,971,774
Gilead Sciences, Inc.	42,141	5,513,728
		26,423,290
Broadline Retail — 0.4%
eBay, Inc.	42,660	4,414,457
Macy’s, Inc.	19,180	374,969
		4,789,426
Building Products — 0.4%
A. O. Smith Corp.	8,622	533,184
Carlisle Cos., Inc.	5,643	2,004,732
Fortune Brands Innovations, Inc.	10,226	414,562
Griffon Corp.	3,671	334,685
Masco Corp.	17,805	1,278,755
Owens Corning	10,422	1,285,450
		5,851,368
Capital Markets — 4.4%
Ameriprise Financial, Inc.	7,318	3,474,513
Ares Management Corp., Class A	7,026	824,852
Bank of New York Mellon Corp. (The)	42,192	5,669,339
BlackRock, Inc.(a)	5,078	5,411,117
Blackstone, Inc., Class A	39,088	4,908,671
Blue Owl Capital, Inc., Class A	62,923	613,499
Carlyle Group, Inc. (The)	13,838	692,869
CME Group, Inc., Class A	6,480	1,865,074
Cohen & Steers, Inc.	1,299	91,307
Evercore, Inc., Class A	2,444	785,233
Federated Hermes, Inc., Class B, NVS	5,402	313,802
Franklin Resources, Inc.	21,022	630,029
Goldman Sachs Group, Inc. (The)	17,813	16,455,115
Invesco Ltd.	16,244	425,755
Janus Henderson Group PLC	3,910	201,795
Jefferies Financial Group, Inc.	9,044	436,102
Lazard, Inc.	6,092	295,462
Moelis & Co., Class A	1,345	87,586
Morgan Stanley	56,877	10,840,187
Northern Trust Corp.	12,845	2,136,637
StepStone Group, Inc., Class A	2,550	134,895
Stifel Financial Corp.	6,901	543,868
T Rowe Price Group, Inc.	18,511	1,904,412
TPG, Inc., Class A	6,568	286,496
Victory Capital Holdings, Inc., Class A	3,413	267,955
		59,296,570
Chemicals — 0.6%
Air Products & Chemicals, Inc.	7,135	2,140,857
Albemarle Corp.	1,372	269,872
Cabot Corp.	4,375	336,700
Schedule of Investments
3

Schedule of Investments  (continued)
April 30, 2026
iShares® Core Dividend ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Chemicals (continued)
Celanese Corp., Class A	296	$ 20,057
DuPont de Nemours, Inc.	28,643	1,307,839
Eastman Chemical Co.	10,379	758,601
International Flavors & Fragrances, Inc.	7,207	505,932
Mosaic Co. (The)	17,858	415,556
PPG Industries, Inc.	16,068	1,743,378
RPM International, Inc.	4,306	438,738
Westlake Corp.	1,076	124,041
		8,061,571
Commercial Services & Supplies — 0.0%
Brink’s Co. (The)	2,736	292,068
Communications Equipment — 5.1%
Cisco Systems, Inc.	746,329	68,289,103
Construction Materials — 0.2%
CRH PLC	26,952	3,191,656
Consumer Finance — 0.3%
Ally Financial, Inc.	10,170	451,446
OneMain Holdings, Inc.	11,526	677,383
SLM Corp.	21,072	486,342
Synchrony Financial	38,411	2,926,918
		4,542,089
Consumer Staples Distribution & Retail — 1.2%
Albertsons Cos., Inc., Class A	58,125	979,406
Dollar General Corp.	5,127	594,117
Kroger Co. (The)	114,662	7,805,042
Sysco Corp.	36,946	2,760,236
Target Corp.	36,234	4,701,362
		16,840,163
Containers & Packaging — 0.6%
Amcor PLC	37,055	1,409,572
Avery Dennison Corp.	4,906	804,241
Ball Corp.	36,383	2,222,274
Graphic Packaging Holding Co.	34,839	332,016
International Paper Co.	33,009	1,004,134
Packaging Corp. of America	2,532	540,455
Smurfit Westrock PLC	26,616	1,021,788
Sonoco Products Co.	4,963	247,951
		7,582,431
Distributors — 0.2%
Genuine Parts Co.	7,301	782,886
LKQ Corp.	22,333	705,276
Pool Corp.	2,919	622,681
		2,110,843
Diversified Consumer Services — 0.1%
ADT, Inc.	54,023	406,793
H&R Block, Inc.	24,084	764,186
Service Corp. International	8,105	656,748
		1,827,727
Diversified REITs — 0.1%
WP Carey, Inc.	13,515	985,649
Diversified Telecommunication Services — 3.6%
AT&T Inc.	714,976	18,682,323
Comcast Corp., Class A	300,935	8,137,283
Verizon Communications, Inc.	444,874	21,367,298
		48,186,904
Electric Utilities — 1.6%
Alliant Energy Corp.	8,492	623,568
American Electric Power Co., Inc.	12,115	1,661,088
Security	Shares	Value
Electric Utilities (continued)
Duke Energy Corp.	27,101	$ 3,510,934
Edison International	24,528	1,704,451
Entergy Corp.	5,286	623,272
Evergy, Inc.	9,328	772,731
Eversource Energy	6,714	474,680
Exelon Corp.	29,844	1,372,525
FirstEnergy Corp.	22,442	1,066,444
IDACORP, Inc.	52	7,682
NextEra Energy, Inc.	50,720	4,964,474
OGE Energy Corp.	5,591	272,841
Pinnacle West Capital Corp.	951	98,638
PPL Corp.	18,343	686,762
Southern Co. (The)	30,067	2,907,479
Xcel Energy, Inc.	3,255	270,002
		21,017,571
Electrical Equipment — 0.4%
Emerson Electric Co.	18,519	2,600,808
Rockwell Automation, Inc.	3,716	1,519,510
Sensata Technologies Holding PLC	20,772	864,946
		4,985,264
Electronic Equipment, Instruments & Components — 1.7%
Avnet, Inc.	24,801	2,046,331
Corning, Inc.	32,885	5,401,032
TD SYNNEX Corp.	18,501	4,221,558
TE Connectivity PLC	52,322	11,074,475
		22,743,396
Energy Equipment & Services — 0.9%
Archrock, Inc.	1,783	69,091
Baker Hughes Co., Class A	32,232	2,245,604
Halliburton Co.	61,502	2,601,535
NOV, Inc.	32,468	664,295
SLB Ltd.	115,300	6,558,264
Weatherford International PLC	2,832	312,511
		12,451,300
Entertainment — 0.0%
Warner Music Group Corp., Class A	9,686	273,823
Financial Services — 1.5%
Corebridge Financial, Inc.	13,965	384,596
Enact Holdings, Inc.	2,203	94,134
Equitable Holdings, Inc.	23,636	997,439
Essent Group Ltd.	9,503	575,122
Fidelity National Information Services, Inc.	330,458	15,376,211
Global Payments, Inc.	24,426	1,757,695
MGIC Investment Corp.	32,789	868,253
Radian Group, Inc.	14,944	535,443
TFS Financial Corp.	5,329	80,148
		20,669,041
Food Products — 1.5%
Cal-Maine Foods, Inc.	6,502	502,344
Campbell’s Co. (The)	21,357	444,012
Conagra Brands, Inc.	54,716	785,175
General Mills, Inc.	83,319	2,941,994
Hershey Co. (The)	6,893	1,280,306
Hormel Foods Corp.	19,816	425,449
Ingredion, Inc.	5,227	584,065
J M Smucker Co. (The)	6,457	632,980
Kraft Heinz Co. (The)	114,707	2,599,261
Lamb Weston Holdings, Inc.	13,559	590,494
Marzetti Co. (The)	697	90,805
McCormick & Co., Inc., NVS	11,144	566,561
42026 iShares Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
April 30, 2026
iShares® Core Dividend ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Food Products (continued)
Mondelez International, Inc., Class A	120,813	$ 7,422,751
Tyson Foods, Inc., Class A	16,016	1,026,145
		19,892,342
Gas Utilities — 0.1%
MDU Resources Group, Inc.	5,600	126,168
National Fuel Gas Co.	1,290	108,850
New Jersey Resources Corp.	3,068	172,759
UGI Corp.	11,148	402,332
		810,109
Ground Transportation — 1.0%
CSX Corp.	84,629	3,844,696
Norfolk Southern Corp.	5,992	1,892,453
Ryder System, Inc.	3,356	851,652
Union Pacific Corp.	25,858	6,968,214
		13,557,015
Health Care Equipment & Supplies — 0.6%
Baxter International, Inc.	14,393	253,029
Becton Dickinson & Co.	13,550	2,019,492
Medtronic PLC	78,676	6,370,396
		8,642,917
Health Care Providers & Services — 3.8%
Cigna Group (The)	32,529	9,452,277
CVS Health Corp.	76,375	6,361,274
Elevance Health, Inc.	18,623	7,010,070
Humana, Inc.	6,270	1,482,479
Quest Diagnostics, Inc.	3,531	685,720
UnitedHealth Group, Inc.	69,824	25,868,395
		50,860,215
Health Care REITs — 0.1%
Alexandria Real Estate Equities, Inc.	19,437	787,393
Healthpeak Properties, Inc.	64,928	1,049,886
Sabra Health Care REIT, Inc.	6,234	128,794
		1,966,073
Hotel & Resort REITs — 0.1%
Host Hotels & Resorts, Inc.	45,028	951,441
Ryman Hospitality Properties, Inc.	2,063	216,801
		1,168,242
Hotels, Restaurants & Leisure — 1.3%
Darden Restaurants, Inc.	6,891	1,382,059
Las Vegas Sands Corp.	28,183	1,539,074
McDonald’s Corp.	27,808	8,164,151
Starbucks Corp.	33,261	3,503,381
Vail Resorts, Inc.	4,475	569,130
Wyndham Hotels & Resorts, Inc.	6,141	499,755
Yum! Brands, Inc.	9,814	1,566,805
		17,224,355
Household Durables — 0.6%
DR Horton, Inc.	27,748	4,269,307
Installed Building Products, Inc.	920	265,466
Lennar Corp., Class A	27,739	2,504,832
Lennar Corp., Class B	1,244	109,945
Meritage Homes Corp.	5,883	396,161
Whirlpool Corp.	5,842	327,502
		7,873,213
Household Products — 2.3%
Clorox Co. (The)	11,547	1,113,593
Colgate-Palmolive Co.	49,087	4,190,066
Kimberly-Clark Corp.	31,630	3,113,341
Security	Shares	Value
Household Products (continued)
Procter & Gamble Co. (The)	149,734	$ 22,024,374
Reynolds Consumer Products, Inc.	2,446	51,293
		30,492,667
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)	43,085	622,578
Clearway Energy, Inc., Class A	1,808	73,098
Clearway Energy, Inc., Class C	4,145	167,292
		862,968
Industrial Conglomerates — 0.8%
3M Co.	33,192	4,863,292
Honeywell International, Inc.	27,950	5,990,523
		10,853,815
Industrial REITs — 0.4%
Americold Realty Trust, Inc.	24,099	294,731
First Industrial Realty Trust, Inc.	4,359	270,302
Prologis, Inc.	33,947	4,821,153
STAG Industrial, Inc.	3,511	135,454
		5,521,640
Insurance — 1.9%
Aflac, Inc.	37,938	4,312,413
Allstate Corp. (The)	8,461	1,838,237
American Financial Group, Inc.	2,296	305,988
Arch Capital Group Ltd.(b)	6,031	569,688
Assurant, Inc.	2,360	557,597
Axis Capital Holdings Ltd.	6,067	609,188
Cincinnati Financial Corp.	4,470	731,292
CNO Financial Group, Inc.	9,481	421,430
Fidelity National Financial, Inc., Class A	12,464	651,867
First American Financial Corp.	4,930	345,741
Hanover Insurance Group, Inc. (The)	1,262	236,865
Hartford Insurance Group, Inc. (The)	16,623	2,274,193
Mercury General Corp.	305	29,680
MetLife, Inc.	57,349	4,593,655
Old Republic International Corp.	21,478	858,046
Primerica, Inc.	2,401	675,329
Principal Financial Group, Inc.	18,856	1,902,759
Prudential Financial, Inc.	32,422	3,180,922
Reinsurance Group of America, Inc.	1,870	395,430
Unum Group	17,069	1,372,006
		25,862,326
IT Services — 4.4%
Accenture PLC, Class A	158,561	28,336,436
Cognizant Technology Solutions Corp., Class A	106,900	5,655,010
International Business Machines Corp.	109,166	25,215,163
		59,206,609
Leisure Products — 0.1%
Acushnet Holdings Corp.	1,502	145,424
Brunswick Corp.	4,243	337,106
Hasbro, Inc.	4,804	460,415
		942,945
Machinery — 1.9%
Caterpillar, Inc.	16,027	14,265,793
CNH Industrial NV	53,835	576,573
Cummins, Inc.	2,417	1,621,831
Illinois Tool Works, Inc.	14,322	3,695,219
Lincoln Electric Holdings, Inc.	2,149	569,485
Oshkosh Corp.	2,395	374,339
Otis Worldwide Corp.	22,006	1,713,827
Snap-on, Inc.	2,506	960,800
Schedule of Investments
5

Schedule of Investments  (continued)
April 30, 2026
iShares® Core Dividend ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Machinery (continued)
Stanley Black & Decker, Inc.	8,605	$ 672,567
Toro Co. (The)	5,619	534,760
		24,985,194
Media — 0.2%
Omnicom Group, Inc.	33,388	2,561,527
Sirius XM Holdings, Inc.	22,092	595,159
		3,156,686
Metals & Mining — 0.8%
Commercial Metals Co.	5,133	353,972
Newmont Corp.	29,985	3,331,034
Nucor Corp.	14,957	3,369,662
Reliance, Inc.	4,460	1,616,750
Southern Copper Corp.	1,961	336,684
Steel Dynamics, Inc.	8,480	1,939,037
		10,947,139
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Rithm Capital Corp.	18,625	182,152
Starwood Property Trust, Inc.	14,394	264,274
		446,426
Multi-Utilities — 0.6%
Ameren Corp.	3,685	418,800
CenterPoint Energy, Inc.	9,415	410,965
CMS Energy Corp.	3,939	302,279
Consolidated Edison, Inc.	6,340	706,847
Dominion Energy, Inc.	23,271	1,500,979
DTE Energy Co.	7,546	1,144,653
NiSource, Inc.	2,201	106,264
Northwestern Energy Group, Inc.	2,535	183,382
Public Service Enterprise Group, Inc.	18,411	1,503,442
Sempra	6,788	645,674
WEC Energy Group, Inc.	7,372	869,454
		7,792,739
Office REITs — 0.1%
BXP, Inc.	11,840	692,166
Kilroy Realty Corp.	10,417	346,470
SL Green Realty Corp.	748	31,723
Vornado Realty Trust	6,678	199,605
		1,269,964
Oil, Gas & Consumable Fuels — 7.6%
Antero Midstream Corp.	21,307	465,771
APA Corp.	28,197	1,148,464
California Resources Corp.	7,469	509,834
ConocoPhillips	114,949	14,458,285
Core Natural Resources, Inc.	2,630	236,016
Coterra Energy, Inc.	43,789	1,572,463
Devon Energy Corp.	50,596	2,599,117
Diamondback Energy, Inc.	9,035	1,857,867
DT Midstream, Inc.	1,327	196,383
EOG Resources, Inc.	55,614	7,817,660
Expand Energy Corp.	10,535	1,076,150
Exxon Mobil Corp.	352,247	54,362,280
Kinder Morgan, Inc.	99,861	3,282,431
Magnolia Oil & Gas Corp., Class A	16,193	489,676
Matador Resources Co.	429	27,216
Occidental Petroleum Corp.	3,166	191,796
ONEOK, Inc.	45,325	4,190,749
Ovintiv, Inc.	21,229	1,306,645
Permian Resources Corp., Class A	20,696	447,448
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Targa Resources Corp.	9,540	$ 2,481,163
Williams Cos., Inc. (The)	47,733	3,642,505
		102,359,919
Passenger Airlines — 0.1%
Southwest Airlines Co.	44,291	1,679,515
Personal Care Products — 0.0%
Estee Lauder Cos., Inc. (The), Class A	6,180	474,068
Pharmaceuticals — 3.9%
Bristol-Myers Squibb Co.	102,474	6,208,900
Johnson & Johnson	84,425	19,405,086
Merck & Co., Inc.	118,802	12,970,802
Pfizer, Inc.	446,050	11,909,535
Royalty Pharma PLC, Class A	23,929	1,198,604
Viatris, Inc.	77,989	1,165,156
		52,858,083
Professional Services — 2.1%
Automatic Data Processing, Inc.	77,241	16,370,458
Booz Allen Hamilton Holding Corp., Class A	14,160	1,101,223
Genpact Ltd.	33,987	1,181,048
Korn Ferry	3,192	212,077
Maximus, Inc.	5,491	360,319
Paychex, Inc.	69,172	6,407,402
Science Applications International Corp.	25,865	2,502,956
		28,135,483
Residential REITs — 0.6%
American Homes 4 Rent, Class A	15,545	494,953
AvalonBay Communities, Inc.	7,208	1,319,064
Camden Property Trust	7,323	769,061
Equity LifeStyle Properties, Inc.	4,352	275,438
Equity Residential	21,644	1,415,085
Essex Property Trust, Inc.	3,011	792,525
Independence Realty Trust, Inc.	3,834	62,533
Invitation Homes, Inc.	31,948	919,144
Mid-America Apartment Communities, Inc.	6,858	885,916
Sun Communities, Inc.	4,712	602,382
UDR, Inc.	18,756	681,593
		8,217,694
Retail REITs — 0.5%
Brixmor Property Group, Inc.	12,319	370,679
Federal Realty Investment Trust	2,403	266,493
Kimco Realty Corp.	35,854	847,589
Kite Realty Group Trust	17,353	453,954
NNN REIT, Inc.	7,962	348,656
Phillips Edison & Co., Inc.	3,536	142,023
Regency Centers Corp.	8,281	644,676
Simon Property Group, Inc.	17,862	3,638,668
		6,712,738
Semiconductors & Semiconductor Equipment — 10.4%
Analog Devices, Inc.	47,120	18,954,491
Microchip Technology, Inc.	77,193	7,172,002
NXP Semiconductors NV	43,623	12,807,277
QUALCOMM, Inc.	335,166	60,189,110
Skyworks Solutions, Inc.	71,689	5,030,417
Texas Instruments, Inc.	127,544	35,850,067
		140,003,364
Software — 0.2%
Dolby Laboratories, Inc., Class A	4,135	265,219
Gen Digital, Inc.	143,967	2,777,123
		3,042,342
62026 iShares Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
April 30, 2026
iShares® Core Dividend ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Specialized REITs — 1.4%
American Tower Corp.	20,847	$ 3,808,955
Crown Castle, Inc.	27,267	2,420,764
CubeSmart	13,282	537,655
EPR Properties	5,939	331,456
Equinix, Inc.	1,292	1,399,016
Extra Space Storage, Inc.	11,756	1,684,988
Gaming & Leisure Properties, Inc.	13,847	671,026
Iron Mountain, Inc.	10,858	1,368,000
Lamar Advertising Co., Class A	5,283	728,209
Public Storage	7,772	2,350,641
Rayonier, Inc.	20,620	437,350
SBA Communications Corp.	4,541	1,004,469
VICI Properties, Inc.	56,794	1,658,385
Weyerhaeuser Co.	37,343	915,650
		19,316,564
Specialty Retail — 1.5%
Bath & Body Works, Inc.	30,582	594,514
Best Buy Co., Inc.	21,336	1,290,615
Dick’s Sporting Goods, Inc.	3,977	902,461
Gap, Inc. (The)	13,152	323,408
Home Depot, Inc. (The)	31,616	10,395,341
Lowe’s Cos., Inc.	26,917	6,427,510
Penske Automotive Group, Inc.	1,064	182,497
Tractor Supply Co.	21,891	768,374
		20,884,720
Technology Hardware, Storage & Peripherals — 4.1%
Dell Technologies, Inc., Class C	131,306	27,436,389
Hewlett Packard Enterprise Co.	178,481	5,134,898
HP, Inc.	541,521	11,296,128
NetApp, Inc.	58,511	6,481,263
Seagate Technology Holdings PLC	7,609	5,125,727
		55,474,405
Textiles, Apparel & Luxury Goods — 0.5%
Kontoor Brands, Inc.	2,602	190,883
NIKE, Inc., Class B	87,326	3,873,781
Tapestry, Inc.	15,824	2,295,113
VF Corp.	9,135	172,926
		6,532,703
Security	Shares	Value
Tobacco — 2.0%
Altria Group, Inc.	198,249	$ 14,402,790
Philip Morris International, Inc.	73,125	12,070,744
		26,473,534
Trading Companies & Distributors — 0.3%
Fastenal Co.	26,856	1,206,640
Ferguson Enterprises, Inc.	8,344	2,233,772
Herc Holdings, Inc.	982	124,636
MSC Industrial Direct Co., Inc., Class A	2,647	270,709
Rush Enterprises, Inc., Class A	2,374	175,747
Watsco, Inc.	969	424,267
		4,435,771
Water Utilities — 0.1%
American Water Works Co., Inc.	5,711	733,406
Essential Utilities, Inc.	5,084	194,209
		927,615
Wireless Telecommunication Services — 0.8%
T-Mobile U.S., Inc.	56,900	11,123,950
Total Long-Term Investments — 99.7% (Cost: $1,154,883,930)		1,345,975,627
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.61%(a)(c)	3,041,008	3,041,008
Total Short-Term Securities — 0.2% (Cost: $3,041,008)		3,041,008
Total Investments — 99.9% (Cost: $1,157,924,938)		1,349,016,635
Other Assets Less Liabilities — 0.1%		1,587,632
Net Assets — 100.0%		$ 1,350,604,267

(a)	Affiliate of the Fund.
(b)	Non-income producing security.
(c)	Annualized 7-day yield as of period end.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/26	Shares Held at 04/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$ 2,006,283	$ 1,034,725 (a)	$ —	$ —	$ —	$ 3,041,008	3,041,008	$ 78,857	$ —
BlackRock, Inc.	3,912,119	3,736,125	(2,926,191)	337,907	351,157	5,411,117	5,078	100,100	—
				$ 337,907	$ 351,157	$ 8,452,125		$ 178,957	$ —

(a)	Represents net amount purchased (sold).
Schedule of Investments
7

Schedule of Investments  (continued)
April 30, 2026
iShares® Core Dividend ETF
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 1000 Value E-Mini Index	29	06/18/26	$ 3,310	$ 187,422
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$ —	$ —	$ 187,422	$ —	$ —	$ —	$ 187,422

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended April 30, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 482,295	$ —	$ —	$ —	$ 482,295
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ 134,977	$ —	$ —	$ —	$ 134,977
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$ 2,965,775

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
82026 iShares Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
April 30, 2026
iShares® Core Dividend ETF
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 1,345,975,627	$ —	$ —	$ 1,345,975,627
Short-Term Securities
Money Market Funds	3,041,008	—	—	3,041,008
	$ 1,349,016,635	$ —	$ —	$ 1,349,016,635
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 187,422	$ —	$ —	$ 187,422

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments
9

Schedule of Investments
April 30, 2026
iShares® Core Dividend Growth ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.0%
BWX Technologies, Inc.	45,260	$ 9,793,811
Curtiss-Wright Corp.	4,355	3,136,471
General Dynamics Corp.	355,204	122,296,737
HEICO Corp.	2,550	688,296
HEICO Corp., Class A	7,187	1,502,227
Howmet Aerospace, Inc.	64,547	15,687,503
Huntington Ingalls Industries, Inc.	44,303	16,139,140
L3Harris Technologies, Inc.	212,278	68,045,713
Lockheed Martin Corp.	359,106	186,006,135
Moog, Inc., Class A	12,874	3,879,065
Northrop Grumman Corp.	154,199	89,355,236
RTX Corp.	1,541,774	271,460,148
Woodward, Inc.	19,947	7,240,562
		795,231,044
Air Freight & Logistics — 0.4%
CH Robinson Worldwide, Inc.	143,609	26,109,552
Expeditors International of Washington, Inc.	124,704	18,442,475
FedEx Corp.	312,765	126,141,252
		170,693,279
Automobile Components — 0.0%
Gentex Corp.	409,448	9,462,343
Automobiles — 0.0%
Thor Industries, Inc.	109,078	8,621,525
Banks — 9.2%
BancFirst Corp.	32,532	3,630,897
Bank of America Corp.	13,620,502	728,152,037
Bank OZK	342,477	16,493,692
BOK Financial Corp.	43,932	5,877,662
Citigroup, Inc.	3,473,240	444,505,255
Commerce Bancshares, Inc.	267,576	13,921,979
Cullen/Frost Bankers, Inc.	157,620	22,843,867
East West Bancorp, Inc.	365,781	46,260,323
Fifth Third Bancorp	2,709,904	137,554,727
First Citizens BancShares, Inc., Class A	3,737	7,413,535
First Financial Bankshares, Inc.	266,449	8,598,309
Home BancShares, Inc.	506,076	13,598,262
JPMorgan Chase & Co.	3,857,953	1,208,426,618
M&T Bank Corp.	390,082	85,283,628
PNC Financial Services Group, Inc. (The)	1,179,475	263,022,925
Popular, Inc.	130,960	19,687,217
Prosperity Bancshares, Inc.	282,499	19,676,055
ServisFirst Bancshares, Inc.	95,489	7,602,834
SouthState Bank Corp.	228,463	22,313,981
UMB Financial Corp.	95,390	12,035,356
United Community Banks, Inc.	273,580	9,118,422
Wells Fargo & Co.	6,233,190	512,555,214
Western Alliance Bancorp	222,396	18,134,170
Wintrust Financial Corp.	88,996	13,400,128
Zions Bancorp N.A.	402,164	25,505,241
		3,665,612,334
Beverages — 4.0%
Brown-Forman Corp., Class A	140,876	3,702,221
Brown-Forman Corp., Class B, NVS	955,781	24,630,477
Coca-Cola Co. (The)	9,043,462	712,263,067
Constellation Brands, Inc., Class A	358,704	56,165,872
Keurig Dr. Pepper, Inc.	3,501,152	102,933,869
PepsiCo, Inc.	4,256,894	674,675,130
		1,574,370,636
Security	Shares	Value
Biotechnology — 4.4%
AbbVie, Inc.	4,741,360	$ 1,001,944,195
Amgen, Inc.	1,268,720	439,294,300
Gilead Sciences, Inc.	2,360,098	308,795,223
		1,750,033,718
Broadline Retail — 0.1%
Dillard’s, Inc., Class A	690	392,762
eBay, Inc.	499,570	51,695,503
		52,088,265
Building Products — 1.0%
A. O. Smith Corp.	216,346	13,378,837
AAON, Inc.	29,061	2,711,682
Advanced Drainage Systems, Inc.	30,832	4,601,676
Allegion PLC	102,873	14,142,980
Armstrong World Industries, Inc.	31,135	5,305,093
Carlisle Cos., Inc.	44,997	15,985,634
Carrier Global Corp.	1,132,667	76,081,242
CSW Industrials, Inc.	5,921	1,724,195
Fortune Brands Innovations, Inc.	233,814	9,478,820
Griffon Corp.	43,441	3,960,516
Johnson Controls International PLC	648,839	94,749,959
Lennox International, Inc.	30,027	16,061,142
Masco Corp.	366,986	26,356,935
Owens Corning	221,592	27,331,157
Simpson Manufacturing Co., Inc.	26,331	5,022,112
Trane Technologies PLC	171,289	84,366,684
UFP Industries, Inc.	84,262	7,540,606
		408,799,270
Capital Markets — 6.2%
Ameriprise Financial, Inc.	113,500	53,888,665
Ares Management Corp., Class A	737,950	86,635,330
Bank of New York Mellon Corp. (The)	1,117,215	150,120,180
BlackRock, Inc.(a)	266,903	284,411,837
CME Group, Inc., Class A	497,993	143,332,345
Cohen & Steers, Inc.	100,605	7,071,525
Evercore, Inc., Class A	38,698	12,433,280
FactSet Research Systems, Inc.	66,580	15,152,276
Goldman Sachs Group, Inc. (The)	509,100	470,291,307
Hamilton Lane, Inc., Class A	68,679	6,317,781
Houlihan Lokey, Inc., Class A	77,772	12,035,217
Intercontinental Exchange, Inc.	584,768	92,445,973
Invesco Ltd.	1,057,214	27,709,579
Jefferies Financial Group, Inc.	588,824	28,393,093
KKR & Co., Inc., Class A	479,322	50,012,457
MarketAxess Holdings, Inc.	41,047	6,452,178
Moody’s Corp.	111,585	51,535,532
Morgan Stanley	2,659,029	506,784,337
Morningstar, Inc.	23,330	3,936,004
MSCI, Inc., Class A	91,333	54,015,250
Nasdaq, Inc.	405,059	37,228,973
Northern Trust Corp.	388,920	64,692,953
Raymond James Financial, Inc.	215,158	34,063,815
S&P Global, Inc.	229,881	99,131,584
SEI Investments Co.	108,457	9,834,881
State Street Corp.	678,609	103,718,600
StepStone Group, Inc., Class A	157,186	8,315,139
Stifel Financial Corp.	224,481	17,691,348
Victory Capital Holdings, Inc., Class A	124,494	9,774,024
		2,447,425,463
Chemicals — 1.8%
Air Products & Chemicals, Inc.	511,485	153,471,074
Balchem Corp.	17,942	2,899,786
102026 iShares Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
April 30, 2026
iShares® Core Dividend Growth ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Chemicals (continued)
Cabot Corp.	128,797	$ 9,912,217
Corteva, Inc.	543,777	44,051,375
Ecolab, Inc.	230,112	59,967,187
Linde PLC	510,328	255,745,774
Mosaic Co. (The)	882,311	20,531,377
NewMarket Corp.	12,255	8,279,723
PPG Industries, Inc.	524,513	56,909,660
RPM International, Inc.	239,203	24,372,394
Sherwin-Williams Co. (The)	190,947	61,410,465
		697,551,032
Commercial Services & Supplies — 0.6%
Brink’s Co. (The)	32,591	3,479,089
Cintas Corp.	271,225	47,385,720
MSA Safety, Inc.	43,872	7,299,862
Republic Services, Inc.	191,862	40,141,368
Rollins, Inc.	328,613	18,313,602
Tetra Tech, Inc.	169,774	5,487,096
Waste Management, Inc.	434,164	100,964,838
		223,071,575
Communications Equipment — 1.9%
Cisco Systems, Inc.	7,501,096	686,350,284
Motorola Solutions, Inc.	156,053	68,511,949
		754,862,233
Construction & Engineering — 0.1%
Comfort Systems U.S.A., Inc.	5,482	10,088,251
EMCOR Group, Inc.	8,738	7,791,413
Quanta Services, Inc.	11,190	8,143,746
Valmont Industries, Inc.	12,282	6,239,747
		32,263,157
Construction Materials — 0.4%
CRH PLC	820,751	97,193,334
Martin Marietta Materials, Inc.	29,083	18,004,413
Vulcan Materials Co.	83,560	25,213,394
		140,411,141
Consumer Finance — 0.5%
American Express Co.	510,044	164,769,715
FirstCash Holdings, Inc.	33,210	7,247,086
Synchrony Financial	546,826	41,668,141
		213,684,942
Consumer Staples Distribution & Retail — 1.9%
Casey’s General Stores, Inc.	10,987	9,032,962
Costco Wholesale Corp.	202,765	205,711,175
Kroger Co. (The)	991,766	67,509,512
Sysco Corp.	1,076,160	80,399,914
Walmart, Inc.	2,866,679	378,200,960
		740,854,523
Containers & Packaging — 0.1%
AptarGroup, Inc.	82,957	10,260,122
Avery Dennison Corp.	147,517	24,182,462
Crown Holdings, Inc.	111,832	10,994,204
Silgan Holdings, Inc.	163,475	6,628,911
		52,065,699
Distributors — 0.2%
Genuine Parts Co.	449,892	48,241,919
Pool Corp.	75,493	16,104,167
		64,346,086
Security	Shares	Value
Diversified Consumer Services — 0.1%
H&R Block, Inc.	597,098	$ 18,945,919
Service Corp. International	211,025	17,099,356
		36,045,275
Electric Utilities — 4.2%
Alliant Energy Corp.	670,942	49,267,271
American Electric Power Co., Inc.	1,309,274	179,514,558
Duke Energy Corp.	2,229,687	288,855,951
Entergy Corp.	961,031	113,315,165
Evergy, Inc.	675,973	55,997,603
IDACORP, Inc.	117,862	17,412,932
NextEra Energy, Inc.	4,975,444	486,996,459
NRG Energy, Inc.	203,196	31,613,234
OGE Energy Corp.	625,668	30,532,598
Southern Co. (The)	2,955,418	285,788,920
TXNM Energy, Inc.	239,730	14,158,454
Xcel Energy, Inc.	1,450,048	120,281,482
		1,673,734,627
Electrical Equipment — 1.1%
AMETEK, Inc.	111,725	26,311,237
Eaton Corp. PLC	403,456	174,700,483
Emerson Electric Co.	782,571	109,904,271
Hubbell, Inc.	54,821	27,858,388
nVent Electric PLC	110,090	15,731,861
Rockwell Automation, Inc.	147,046	60,128,580
		414,634,820
Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class A	791,272	116,530,627
Avnet, Inc.	163,075	13,455,318
Badger Meter, Inc.	27,653	3,343,524
CDW Corp.	241,923	33,121,678
Cognex Corp.	105,251	5,842,483
Littelfuse, Inc.	21,418	8,656,513
TD SYNNEX Corp.	83,322	19,012,414
TE Connectivity PLC	355,531	75,251,692
		275,214,249
Entertainment — 0.0%
Warner Music Group Corp., Class A	336,271	9,506,381
Financial Services — 1.9%
Equitable Holdings, Inc.	403,705	17,036,351
Essent Group Ltd.	174,179	10,541,313
Jack Henry & Associates, Inc.	88,319	13,579,046
Mastercard, Inc., Class A	481,933	242,373,744
MGIC Investment Corp.	425,265	11,261,017
Radian Group, Inc.	384,861	13,789,570
Visa, Inc., Class A	1,258,600	415,136,624
Voya Financial, Inc.	237,180	19,439,273
		743,156,938
Food Products — 1.3%
Archer-Daniels-Midland Co.	1,226,104	91,393,792
Bunge Global SA	279,869	35,562,954
Ingredion, Inc.	157,154	17,560,388
Lamb Weston Holdings, Inc.	380,280	16,561,194
Marzetti Co. (The)	43,472	5,663,532
McCormick & Co., Inc., NVS	662,062	33,659,232
Mondelez International, Inc., Class A	3,932,064	241,586,012
Tyson Foods, Inc., Class A	800,237	51,271,185
		493,258,289
Gas Utilities — 0.4%
Atmos Energy Corp.	313,997	59,653,150
Schedule of Investments
11

Schedule of Investments  (continued)
April 30, 2026
iShares® Core Dividend Growth ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Gas Utilities (continued)
MDU Resources Group, Inc.	501,051	$ 11,288,679
National Fuel Gas Co.	191,271	16,139,447
New Jersey Resources Corp.	310,829	17,502,781
ONE Gas, Inc.	164,791	14,702,653
Spire, Inc.	193,525	17,645,610
		136,932,320
Ground Transportation — 1.2%
CSX Corp.	2,270,680	103,156,993
JB Hunt Transport Services, Inc.	55,927	14,067,318
Knight-Swift Transportation Holdings, Inc.	172,237	11,178,181
Landstar System, Inc.	33,505	6,167,265
Old Dominion Freight Line, Inc.	91,349	19,405,268
Ryder System, Inc.	69,935	17,747,405
Union Pacific Corp.	1,138,229	306,729,951
		478,452,381
Health Care Equipment & Supplies — 2.1%
Abbott Laboratories	3,433,245	311,704,314
Becton Dickinson & Co.	643,605	95,922,889
Medtronic PLC	3,519,809	284,998,935
ResMed, Inc.	123,740	26,456,849
STERIS PLC	92,781	20,122,343
Stryker Corp.	306,829	96,691,023
		835,896,353
Health Care Providers & Services — 3.7%
Cardinal Health, Inc.	193,011	37,227,962
Cencora, Inc.	106,960	32,944,750
Chemed Corp.	7,643	3,248,122
Cigna Group (The)	519,419	150,932,773
Elevance Health, Inc.	476,986	179,547,070
Ensign Group, Inc. (The)	7,876	1,470,370
HCA Healthcare, Inc.	75,390	32,753,186
Humana, Inc.	209,964	49,643,888
McKesson Corp.	37,905	30,900,156
Quest Diagnostics, Inc.	154,967	30,094,591
UnitedHealth Group, Inc.	2,479,670	918,668,142
		1,467,431,010
Hotels, Restaurants & Leisure — 1.5%
Churchill Downs, Inc.	31,347	3,165,733
Darden Restaurants, Inc.	306,957	61,563,296
Domino’s Pizza, Inc.	46,386	15,744,336
McDonald’s Corp.	1,410,315	414,054,381
Texas Roadhouse, Inc.	97,555	15,705,379
Wingstop, Inc.	13,211	2,167,397
Wyndham Hotels & Resorts, Inc.	147,376	11,993,459
Yum! Brands, Inc.	464,889	74,219,529
		598,613,510
Household Durables — 0.3%
DR Horton, Inc.	278,961	42,920,940
Garmin Ltd.	211,326	53,072,412
Installed Building Products, Inc.	11,444	3,302,166
PulteGroup, Inc.	140,672	17,212,626
Somnigroup International, Inc.	122,054	9,259,016
Toll Brothers, Inc.	56,688	8,057,632
		133,824,792
Household Products — 2.5%
Church & Dwight Co., Inc.	254,463	24,698,179
Colgate-Palmolive Co.	1,599,314	136,517,443
Procter & Gamble Co. (The)	5,586,593	821,731,964
		982,947,586
Security	Shares	Value
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp.	164,995	$ 26,042,811
Industrial Conglomerates — 0.6%
Honeywell International, Inc.	1,122,761	240,641,365
Insurance — 3.3%
Aflac, Inc.	921,221	104,715,191
Allstate Corp. (The)	440,993	95,810,139
American Financial Group, Inc.	171,821	22,898,585
Aon PLC, Class A	169,558	52,842,751
Arthur J. Gallagher & Co.	267,511	55,214,270
Assurant, Inc.	71,655	16,929,927
Assured Guaranty Ltd.	68,275	5,591,722
Axis Capital Holdings Ltd.	113,358	11,382,277
Brown & Brown, Inc.	227,398	13,677,990
Chubb Ltd.	386,405	126,354,435
Cincinnati Financial Corp.	293,275	47,979,790
CNO Financial Group, Inc.	145,752	6,478,676
Erie Indemnity Co., Class A, NVS	50,767	11,114,419
Everest Group Ltd.	91,381	32,601,086
Fidelity National Financial, Inc., Class A	954,986	49,945,768
First American Financial Corp.	288,527	20,234,398
Globe Life, Inc.	55,597	8,578,617
Hanover Insurance Group, Inc. (The)	66,146	12,414,943
Hartford Insurance Group, Inc. (The)	422,186	57,759,267
Kinsale Capital Group, Inc.	5,312	1,719,016
Marsh & McLennan Cos., Inc.	855,202	143,425,927
MetLife, Inc.	1,565,158	125,369,156
Old Republic International Corp.	574,432	22,948,558
Primerica, Inc.	55,264	15,544,105
Principal Financial Group, Inc.	687,595	69,385,211
Reinsurance Group of America, Inc.	104,458	22,088,689
RenaissanceRe Holdings Ltd.	24,282	7,453,846
RLI Corp.	78,376	4,057,526
Selective Insurance Group, Inc.	118,412	9,940,687
Travelers Cos., Inc. (The)	278,309	84,923,208
Unum Group	334,633	26,897,801
W. R. Berkley Corp.	133,725	8,936,842
Willis Towers Watson PLC	100,955	25,864,671
		1,321,079,494
IT Services — 2.2%
Accenture PLC, Class A	1,690,083	302,034,733
Cognizant Technology Solutions Corp., Class A	867,994	45,916,882
International Business Machines Corp.	2,188,653	505,535,070
		853,486,685
Leisure Products — 0.0%
Acushnet Holdings Corp.	31,581	3,057,672
Brunswick Corp.	138,733	11,022,337
		14,080,009
Life Sciences Tools & Services — 0.4%
Agilent Technologies, Inc.	219,394	25,350,977
Danaher Corp.	366,601	65,603,249
Thermo Fisher Scientific, Inc.	112,050	53,667,468
West Pharmaceutical Services, Inc.	22,468	6,686,252
		151,307,946
Machinery — 3.0%
AGCO Corp.	58,407	7,068,415
Allison Transmission Holdings, Inc.	69,245	9,303,066
Caterpillar, Inc.	351,957	313,280,445
Cummins, Inc.	176,008	118,103,128
Deere & Co.	237,463	140,072,300
Donaldson Co., Inc.	141,552	12,480,640
122026 iShares Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
April 30, 2026
iShares® Core Dividend Growth ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Machinery (continued)
Dover Corp.	119,194	$ 26,986,714
Enpro, Inc.	10,797	3,147,865
Franklin Electric Co., Inc.	39,378	3,945,282
Graco, Inc.	196,003	15,733,161
IDEX Corp.	90,798	19,780,344
Illinois Tool Works, Inc.	594,446	153,373,012
Ingersoll Rand, Inc.	37,001	2,954,900
ITT, Inc.	56,867	12,188,873
Lincoln Electric Holdings, Inc.	61,621	16,329,565
Mueller Industries, Inc.	85,980	11,644,271
Mueller Water Products, Inc., Class A	152,346	4,248,930
Nordson Corp.	55,253	15,937,728
Oshkosh Corp.	84,397	13,191,251
Otis Worldwide Corp.	656,827	51,153,687
PACCAR, Inc.	495,394	58,852,807
Parker-Hannifin Corp.	82,452	74,983,498
Pentair PLC	170,389	13,752,096
Snap-on, Inc.	117,095	44,894,223
Timken Co. (The)	82,504	9,148,869
Toro Co. (The)	137,360	13,072,551
Watts Water Technologies, Inc., Class A	18,532	5,562,565
Xylem, Inc.	295,322	34,895,247
		1,206,085,433
Media — 0.1%
Fox Corp., Class A, NVS	167,236	10,617,814
Fox Corp., Class B	126,163	7,193,814
New York Times Co. (The), Class A	127,548	10,080,118
Nexstar Media Group, Inc., Class A	72,744	15,140,936
		43,032,682
Metals & Mining — 0.3%
Commercial Metals Co.	102,253	7,051,367
Nucor Corp.	266,989	60,149,952
Reliance, Inc.	73,425	26,616,563
Royal Gold, Inc.	47,742	11,142,028
Steel Dynamics, Inc.	131,725	30,120,238
		135,080,148
Multi-Utilities — 2.1%
Ameren Corp.	608,923	69,204,099
Black Hills Corp.	246,440	18,554,468
CenterPoint Energy, Inc.	1,215,237	53,045,095
CMS Energy Corp.	774,864	59,463,063
Consolidated Edison, Inc.	1,009,844	112,587,508
DTE Energy Co.	569,490	86,385,938
NiSource, Inc.	1,047,914	50,593,288
Northwestern Energy Group, Inc.	202,272	14,632,356
Public Service Enterprise Group, Inc.	1,317,811	107,612,446
Sempra	1,586,775	150,934,038
WEC Energy Group, Inc.	913,506	107,738,898
		830,751,197
Oil, Gas & Consumable Fuels — 5.5%
California Resources Corp.	148,325	10,124,664
Cheniere Energy, Inc.	167,521	46,059,899
ConocoPhillips	3,128,473	393,499,334
Diamondback Energy, Inc.	356,629	73,333,621
DT Midstream, Inc.	202,043	29,900,344
EOG Resources, Inc.	1,490,122	209,466,450
Exxon Mobil Corp.	7,459,156	1,151,171,545
Magnolia Oil & Gas Corp., Class A	351,888	10,641,093
Matador Resources Co.	272,002	17,255,807
Ovintiv, Inc.	566,021	34,838,593
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Phillips 66	1,106,708	$ 198,266,738
Texas Pacific Land Corp.	19,856	8,809,512
		2,183,367,600
Paper & Forest Products — 0.0%
Louisiana-Pacific Corp.	86,624	6,253,387
Pharmaceuticals — 5.8%
Eli Lilly & Co.	482,197	450,661,316
Johnson & Johnson	4,554,733	1,046,905,380
Merck & Co., Inc.	6,360,577	694,447,797
Royalty Pharma PLC, Class A	634,118	31,762,971
Zoetis, Inc., Class A	650,565	74,795,458
		2,298,572,922
Professional Services — 0.9%
Automatic Data Processing, Inc.	1,081,351	229,181,531
Booz Allen Hamilton Holding Corp., Class A	311,271	24,207,546
Broadridge Financial Solutions, Inc.	212,978	32,794,352
Exponent, Inc.	73,903	4,943,372
Genpact Ltd.	218,606	7,596,559
Jacobs Solutions, Inc.	110,467	14,295,534
KBR, Inc.	194,711	7,299,715
Korn Ferry	132,856	8,826,953
SS&C Technologies Holdings, Inc.	275,369	19,083,072
Verisk Analytics, Inc.	105,780	19,515,352
		367,743,986
Semiconductors & Semiconductor Equipment — 6.7%
Amkor Technology, Inc.	76,977	5,369,146
Analog Devices, Inc.	534,090	214,843,043
Applied Materials, Inc.	379,825	149,837,164
Broadcom, Inc.	3,087,311	1,288,736,231
KLA Corp.	61,574	107,776,051
Lam Research Corp.	545,641	140,698,988
Microchip Technology, Inc.	1,338,464	124,356,690
Monolithic Power Systems, Inc.	23,633	38,153,352
NXP Semiconductors NV	422,574	124,063,501
QUALCOMM, Inc.	2,430,061	436,390,354
Universal Display Corp.	75,889	6,609,173
		2,636,833,693
Software — 4.0%
Bentley Systems, Inc., Class B	86,068	2,807,538
Intuit, Inc.	243,876	94,745,826
Microsoft Corp.	2,830,639	1,154,277,972
Oracle Corp.	1,978,516	319,312,697
Roper Technologies, Inc.	93,984	33,346,463
		1,604,490,496
Specialty Retail — 3.3%
Dick’s Sporting Goods, Inc.	142,047	32,233,305
Group 1 Automotive, Inc.	6,791	2,423,504
Home Depot, Inc. (The)	2,282,906	750,619,493
Lithia Motors, Inc., Class A	16,711	4,848,196
Lowe’s Cos., Inc.	948,285	226,440,975
Murphy U.S.A., Inc.	10,388	6,108,144
Penske Automotive Group, Inc.	62,801	10,771,628
Ross Stores, Inc.	214,370	48,831,342
TJX Cos., Inc. (The)	1,051,967	164,895,827
Tractor Supply Co.	848,981	29,799,233
Williams-Sonoma, Inc.	147,163	26,667,407
		1,303,639,054
Schedule of Investments
13

Schedule of Investments  (continued)
April 30, 2026
iShares® Core Dividend Growth ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Technology Hardware, Storage & Peripherals — 3.0%
Apple Inc.	4,290,837	$ 1,164,318,620
NetApp, Inc.	350,565	38,832,085
		1,203,150,705
Textiles, Apparel & Luxury Goods — 0.0%
Kontoor Brands, Inc.	140,893	10,335,910
Tobacco — 1.9%
Philip Morris International, Inc.	4,658,533	768,984,042
Trading Companies & Distributors — 0.6%
Applied Industrial Technologies, Inc.	25,949	7,933,907
Fastenal Co.	2,068,737	92,948,353
Ferguson Enterprises, Inc.	272,589	72,974,801
GATX Corp.	46,094	9,030,736
Herc Holdings, Inc.	62,889	7,981,872
Rush Enterprises, Inc., Class A	78,940	5,843,928
Rush Enterprises, Inc., Class B	12,339	899,020
WW Grainger, Inc.	31,880	37,023,838
		234,636,455
Water Utilities — 0.2%
American Water Works Co., Inc.	413,958	53,160,486
Essential Utilities, Inc.	739,368	28,243,858
		81,404,344
Total Long-Term Investments — 99.8% (Cost: $29,363,700,443)		39,602,097,160
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.61%(a)(b)	59,022,811	$ 59,022,811
Total Short-Term Securities — 0.1% (Cost: $59,022,811)		59,022,811
Total Investments — 99.9% (Cost: $29,422,723,254)		39,661,119,971
Other Assets Less Liabilities — 0.1%		39,464,604
Net Assets — 100.0%		$ 39,700,584,575

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/26	Shares Held at 04/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$ 71,530,596	$ —	$ (12,507,785)(a)	$ —	$ —	$ 59,022,811	59,022,811	$ 2,447,775	$ —
BlackRock, Inc.	215,320,115	88,439,167	(57,834,408)	10,880,985	27,605,978	284,411,837	266,903	4,803,295	—
				$ 10,880,985	$ 27,605,978	$ 343,434,648		$ 7,251,070	$ —

(a)	Represents net amount purchased (sold).
142026 iShares Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
April 30, 2026
iShares® Core Dividend Growth ETF
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Consumer Staples Select Sector Index	137	06/18/26	$ 11,690	$ 221,068
E-Mini Health Care Select Sector Index	83	06/18/26	12,282	(132,481)
E-Mini Technology Select Sector Index	5	06/18/26	1,615	123,413
Russell 1000 Value E-Mini Index	560	06/18/26	63,927	3,917,444
				$ 4,129,444
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$ —	$ —	$ 4,261,925	$ —	$ —	$ —	$ 4,261,925
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$ —	$ —	$ 132,481	$ —	$ —	$ —	$ 132,481

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended April 30, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 12,530,230	$ —	$ —	$ —	$ 12,530,230
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ 4,721,431	$ —	$ —	$ —	$ 4,721,431
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$ 89,217,051

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Schedule of Investments
15

Schedule of Investments  (continued)
April 30, 2026
iShares® Core Dividend Growth ETF
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 39,602,097,160	$ —	$ —	$ 39,602,097,160
Short-Term Securities
Money Market Funds	59,022,811	—	—	59,022,811
	$ 39,661,119,971	$ —	$ —	$ 39,661,119,971
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 4,261,925	$ —	$ —	$ 4,261,925
Liabilities
Equity Contracts	(132,481)	—	—	(132,481)
	$ 4,129,444	$ —	$ —	$ 4,129,444

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
162026 iShares Annual Financial Statements and Additional Information

Schedule of Investments
April 30, 2026
iShares® Core High Dividend ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Banks — 4.0%
M&T Bank Corp.	287,326	$ 62,818,084
PNC Financial Services Group, Inc. (The)	867,908	193,543,484
Regions Financial Corp.	2,218,826	63,347,482
U.S. Bancorp	4,029,882	228,333,114
		548,042,164
Beverages — 7.5%
Coca-Cola Co. (The)	6,654,539	524,111,492
PepsiCo, Inc.	3,132,396	496,453,442
		1,020,564,934
Biotechnology — 5.4%
AbbVie, Inc.	3,488,892	737,272,657
Capital Markets — 3.1%
Blackstone, Inc., Class A	2,616,676	328,602,172
Cohen & Steers, Inc.	71,055	4,994,456
Moelis & Co., Class A	135,512	8,824,541
T Rowe Price Group, Inc.	790,493	81,325,920
		423,747,089
Chemicals — 1.2%
Air Products & Chemicals, Inc.	377,020	113,124,851
PPG Industries, Inc.	387,962	42,093,877
		155,218,728
Consumer Staples Distribution & Retail — 0.4%
Sysco Corp.	792,518	59,209,020
Electric Utilities — 6.4%
Alliant Energy Corp.	495,942	36,417,021
American Electric Power Co., Inc.	964,234	132,206,124
Duke Energy Corp.	1,640,693	212,551,778
Entergy Corp.	707,553	83,427,574
Evergy, Inc.	499,769	41,400,864
FirstEnergy Corp.	1,171,782	55,683,081
IDACORP, Inc.	84,214	12,441,776
OGE Energy Corp.	463,689	22,628,023
Portland General Electric Co.	284,247	14,760,947
PPL Corp.	1,304,669	48,846,807
Southern Co. (The)	2,174,722	210,295,618
		870,659,613
Energy Equipment & Services — 1.0%
SLB Ltd.	2,409,482	137,051,336
Financial Services — 0.1%
MGIC Investment Corp.	308,594	8,171,569
Food Products — 2.0%
Hershey Co. (The)	250,176	46,467,690
Ingredion, Inc.	116,910	13,063,523
Marzetti Co. (The)	33,274	4,334,937
McCormick & Co., Inc., NVS	490,120	24,917,701
Mondelez International, Inc., Class A	2,893,135	177,754,215
		266,538,066
Gas Utilities — 0.3%
National Fuel Gas Co.	136,770	11,540,653
New Jersey Resources Corp.	221,136	12,452,168
ONE Gas, Inc.	116,855	10,425,803
		34,418,624
Health Care Equipment & Supplies — 1.6%
Medtronic PLC	2,590,757	209,773,594
Security	Shares	Value
Hotels, Restaurants & Leisure — 1.8%
Darden Restaurants, Inc.	226,837	$ 45,494,429
Starbucks Corp.	1,833,401	193,112,127
		238,606,556
Household Products — 6.2%
Clorox Co. (The)	353,972	34,137,060
Colgate-Palmolive Co.	1,177,680	100,526,765
Kimberly-Clark Corp.	1,059,474	104,284,026
Procter & Gamble Co. (The)	4,110,849	604,664,779
Reynolds Consumer Products, Inc.	147,804	3,099,450
		846,712,080
Insurance — 3.8%
Progressive Corp. (The)	2,551,386	513,542,974
IT Services — 1.6%
Accenture PLC, Class A	1,244,549	222,413,352
Leisure Products — 0.2%
Hasbro, Inc.	249,666	23,927,989
Machinery — 1.1%
Illinois Tool Works, Inc.	437,492	112,877,311
Snap-on, Inc.	86,568	33,190,171
		146,067,482
Multi-Utilities — 2.6%
Ameren Corp.	450,303	51,176,936
CMS Energy Corp.	572,220	43,912,163
DTE Energy Co.	419,177	63,584,959
NiSource, Inc.	774,283	37,382,383
Public Service Enterprise Group, Inc.	969,620	79,179,169
WEC Energy Group, Inc.	673,357	79,415,725
		354,651,335
Oil, Gas & Consumable Fuels — 21.1%
Antero Midstream Corp.	811,371	17,736,570
Chevron Corp.	4,508,196	871,479,369
ConocoPhillips	2,302,064	289,553,610
Coterra Energy, Inc.	1,390,992	49,950,523
DT Midstream, Inc.	149,911	22,185,329
EOG Resources, Inc.	1,096,267	154,102,252
Exxon Mobil Corp.	7,404,348	1,142,713,027
Kinder Morgan, Inc.	4,484,135	147,393,517
Magnolia Oil & Gas Corp., Class A	268,140	8,108,554
Williams Cos., Inc. (The)	2,156,001	164,524,436
		2,867,747,187
Pharmaceuticals — 9.5%
Johnson & Johnson	3,351,561	770,356,296
Merck & Co., Inc.	4,680,362	511,001,923
		1,281,358,219
Professional Services — 0.6%
Paychex, Inc.	924,100	85,599,383
Semiconductors & Semiconductor Equipment — 5.9%
QUALCOMM, Inc.	1,788,155	321,116,875
Texas Instruments, Inc.	1,707,780	480,022,802
		801,139,677
Specialty Retail — 4.1%
Home Depot, Inc. (The)	1,679,859	552,337,639
Penske Automotive Group, Inc.	47,042	8,068,644
		560,406,283
Schedule of Investments
17

Schedule of Investments  (continued)
April 30, 2026
iShares® Core High Dividend ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Tobacco — 7.9%
Altria Group, Inc.	6,900,835	$ 501,345,663
Philip Morris International, Inc.	3,427,944	565,850,716
		1,067,196,379
Trading Companies & Distributors — 0.3%
MSC Industrial Direct Co., Inc., Class A	102,181	10,450,051
Watsco, Inc.	69,931	30,618,589
		41,068,640
Total Long-Term Investments — 99.7% (Cost: $11,609,300,080)		13,521,104,930
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.61%(a)(b)	24,462,870	24,462,870
Total Short-Term Securities — 0.2% (Cost: $24,462,870)		24,462,870
Total Investments — 99.9% (Cost: $11,633,762,950)		13,545,567,800
Other Assets Less Liabilities — 0.1%		18,997,453
Net Assets — 100.0%		$ 13,564,565,253

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/26	Shares Held at 04/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$ 12,578,606	$ 11,884,264 (a)	$ —	$ —	$ —	$ 24,462,870	24,462,870	$ 774,046	$ —

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Consumer Staples Select Sector Index	242	06/18/26	$ 20,650	$ 589,801
E-Mini Dow Jones Industrial Average Index	43	06/18/26	10,715	662,577
E-Mini Energy Select Sector Index	83	06/18/26	10,426	444,628
				$ 1,697,006
182026 iShares Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
April 30, 2026
iShares® Core High Dividend ETF
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$ —	$ —	$ 1,697,006	$ —	$ —	$ —	$ 1,697,006

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended April 30, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 2,747,938	$ —	$ —	$ —	$ 2,747,938
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ 1,488,880	$ —	$ —	$ —	$ 1,488,880
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$ 33,246,909

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 13,521,104,930	$ —	$ —	$ 13,521,104,930
Short-Term Securities
Money Market Funds	24,462,870	—	—	24,462,870
	$ 13,545,567,800	$ —	$ —	$ 13,545,567,800
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 1,697,006	$ —	$ —	$ 1,697,006

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments
19

Schedule of Investments
April 30, 2026
iShares® Select Dividend ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 0.6%
Lockheed Martin Corp.	249,995	$ 129,489,910
Automobiles — 1.4%
Ford Motor Co.	26,196,340	316,451,787
Banks — 11.5%
Bank OZK	879,709	42,366,785
Citizens Financial Group, Inc.	3,679,971	239,382,113
Fifth Third Bancorp	4,750,247	241,122,538
First Horizon Corp.	9,061,208	226,167,752
FNB Corp.	7,643,678	136,439,652
Huntington Bancshares, Inc.	16,116,553	270,113,428
KeyCorp	14,027,438	310,146,654
Regions Financial Corp.	9,946,174	283,963,268
Truist Financial Corp.	6,362,522	327,669,883
U.S. Bancorp	5,133,447	290,861,107
United Bankshares, Inc.	2,974,755	130,324,017
Valley National Bancorp	10,261,452	139,247,904
		2,637,805,101
Beverages — 0.9%
Coca-Cola Co. (The)	2,668,131	210,141,998
Biotechnology — 0.7%
Gilead Sciences, Inc.	1,149,526	150,403,982
Capital Markets — 4.4%
Franklin Resources, Inc.	6,360,000	190,609,200
Invesco Ltd.	9,305,648	243,901,034
Lazard, Inc.	2,386,247	115,732,979
T Rowe Price Group, Inc.	4,495,251	462,471,423
		1,012,714,636
Chemicals — 2.3%
Eastman Chemical Co.	2,446,210	178,793,489
LyondellBasell Industries NV, Class A	4,677,308	348,927,177
		527,720,666
Consumer Finance — 0.6%
OneMain Holdings, Inc.	2,460,176	144,584,543
Consumer Staples Distribution & Retail — 2.0%
Albertsons Cos., Inc., Class A	7,768,242	130,894,878
Target Corp.	2,548,310	330,643,222
		461,538,100
Containers & Packaging — 3.4%
Graphic Packaging Holding Co.	6,693,319	63,787,330
International Paper Co.	7,264,604	220,989,254
Packaging Corp. of America	711,932	151,961,885
Smurfit Westrock PLC	6,439,513	247,212,904
Sonoco Products Co.	2,027,728	101,305,291
		785,256,664
Distributors — 1.9%
Genuine Parts Co.	2,440,317	261,675,192
LKQ Corp.	5,414,261	170,982,362
		432,657,554
Diversified Consumer Services — 0.4%
H&R Block, Inc.	2,528,138	80,217,819
Diversified Telecommunication Services — 4.3%
AT&T Inc.	10,724,485	280,230,793
Comcast Corp., Class A	10,282,297	278,033,311
Verizon Communications, Inc.	8,787,510	422,064,105
		980,328,209
Security	Shares	Value
Electric Utilities — 13.8%
Alliant Energy Corp.	3,268,283	$ 239,990,021
American Electric Power Co., Inc.	1,725,338	236,561,093
Edison International	5,045,586	350,617,771
Entergy Corp.	1,812,886	213,757,388
Eversource Energy	4,452,444	314,787,791
Exelon Corp.	5,594,402	257,286,548
FirstEnergy Corp.	5,713,686	271,514,359
IDACORP, Inc.	1,041,709	153,902,087
NextEra Energy, Inc.	2,291,269	224,269,410
OGE Energy Corp.	3,956,831	193,093,353
Pinnacle West Capital Corp.	2,270,569	235,503,417
PPL Corp.	6,186,586	231,625,780
Xcel Energy, Inc.	2,641,612	219,121,715
		3,142,030,733
Food Products — 5.8%
Archer-Daniels-Midland Co.	3,573,302	266,353,931
Bunge Global SA	1,566,340	199,034,824
Campbell’s Co. (The)	4,206,610	87,455,422
Conagra Brands, Inc.	9,333,015	133,928,765
General Mills, Inc.	9,833,265	347,212,587
Mondelez International, Inc., Class A	4,541,169	279,009,423
		1,312,994,952
Gas Utilities — 1.7%
New Jersey Resources Corp.	1,942,595	109,387,524
Southwest Gas Holdings, Inc.	1,254,814	118,015,257
UGI Corp.	4,456,166	160,823,031
		388,225,812
Health Care Providers & Services — 1.2%
CVS Health Corp.	3,374,326	281,047,612
Hotels, Restaurants & Leisure — 0.7%
McDonald’s Corp.	535,295	157,157,259
Household Durables — 0.4%
Whirlpool Corp.	1,608,600	90,178,116
Household Products — 1.5%
Kimberly-Clark Corp.	3,512,811	345,765,987
Insurance — 8.3%
Cincinnati Financial Corp.	1,078,492	176,441,291
Fidelity National Financial, Inc., Class A	5,200,639	271,993,420
Lincoln National Corp.	2,571,064	97,211,930
MetLife, Inc.	3,076,058	246,392,246
Old Republic International Corp.	4,431,990	177,058,000
Principal Financial Group, Inc.	2,816,137	284,176,385
Prudential Financial, Inc.	4,294,578	421,341,048
Unum Group	2,687,630	216,031,699
		1,890,646,019
IT Services — 0.8%
International Business Machines Corp.	820,107	189,428,315
Media — 1.7%
Nexstar Media Group, Inc., Class A	540,553	112,510,702
Omnicom Group, Inc.	3,512,360	269,468,259
		381,978,961
Multi-Utilities — 8.7%
Black Hills Corp.	1,459,837	109,911,128
CenterPoint Energy, Inc.	3,817,922	166,652,295
CMS Energy Corp.	3,016,714	231,502,632
Dominion Energy, Inc.	5,069,672	326,993,844
DTE Energy Co.	1,678,608	254,628,048
NiSource, Inc.	4,270,469	206,178,243
202026 iShares Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
April 30, 2026
iShares® Select Dividend ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Multi-Utilities (continued)
Public Service Enterprise Group, Inc.	2,751,922	$ 224,721,951
Sempra	2,268,060	215,737,867
WEC Energy Group, Inc.	2,221,360	261,987,198
		1,998,313,206
Oil, Gas & Consumable Fuels — 9.0%
APA Corp.	6,580,660	268,030,282
Chevron Corp.	1,630,869	315,263,287
Chord Energy Corp.	1,055,830	153,728,848
EOG Resources, Inc.	2,032,083	285,649,907
Exxon Mobil Corp.	1,464,183	225,967,362
HF Sinclair Corp.	2,792,561	187,688,025
ONEOK, Inc.	4,526,515	418,521,577
Valero Energy Corp.	831,471	210,012,945
		2,064,862,233
Pharmaceuticals — 3.1%
Merck & Co., Inc.	1,814,283	198,083,418
Pfizer, Inc.	18,972,035	506,553,334
		704,636,752
Semiconductors & Semiconductor Equipment — 1.0%
Skyworks Solutions, Inc.	3,189,639	223,816,969
Specialty Retail — 1.3%
Best Buy Co., Inc.	3,703,826	224,044,435
Penske Automotive Group, Inc.	393,904	67,562,414
		291,606,849
Technology Hardware, Storage & Peripherals — 1.6%
HP, Inc.	17,650,031	368,179,647
Security	Shares	Value
Tobacco — 3.3%
Altria Group, Inc.	7,208,581	$ 523,703,410
Philip Morris International, Inc.	1,403,762	231,718,993
		755,422,403
Trading Companies & Distributors — 1.5%
MSC Industrial Direct Co., Inc., Class A	955,868	97,756,620
Watsco, Inc.	566,860	248,193,983
		345,950,603
Total Long-Term Investments — 99.8% (Cost: $19,186,097,430)		22,801,553,397
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.61%(a)(b)	30,089,576	30,089,576
Total Short-Term Securities — 0.1% (Cost: $30,089,576)		30,089,576
Total Investments — 99.9% (Cost: $19,216,187,006)		22,831,642,973
Other Assets Less Liabilities — 0.1%		24,839,946
Net Assets — 100.0%		$ 22,856,482,919

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/26	Shares Held at 04/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$ —	$ —	$ (6,165)(b)	$ 6,165	$ —	$ —	—	$ 242,455 (c)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	51,046,182	—	(20,956,606)(b)	—	—	30,089,576	30,089,576	1,805,955	—
				$ 6,165	$ —	$ 30,089,576		$ 2,048,410	$ —

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
21

Schedule of Investments  (continued)
April 30, 2026
iShares® Select Dividend ETF
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Energy Select Sector Index	66	06/18/26	$ 8,290	$ 313,159
E-Mini Financials Select Sector Index	140	06/18/26	22,600	1,404,728
E-Mini Utilities Select Sector Index	183	06/18/26	17,380	316,741
				$ 2,034,628
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$ —	$ —	$ 2,034,628	$ —	$ —	$ —	$ 2,034,628

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended April 30, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 8,691,404	$ —	$ —	$ —	$ 8,691,404
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ 2,119,600	$ —	$ —	$ —	$ 2,119,600
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$ 43,268,473

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
222026 iShares Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
April 30, 2026
iShares® Select Dividend ETF
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 22,801,553,397	$ —	$ —	$ 22,801,553,397
Short-Term Securities
Money Market Funds	30,089,576	—	—	30,089,576
	$ 22,831,642,973	$ —	$ —	$ 22,831,642,973
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 2,034,628	$ —	$ —	$ 2,034,628

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments
23

Statements of Assets and Liabilities
April 30, 2026

	iShares Core Dividend ETF	iShares Core Dividend Growth ETF	iShares Core High Dividend ETF	iShares Select Dividend ETF
ASSETS
Investments, at value — unaffiliated(a)	$ 1,340,564,510	$ 39,317,685,323	$ 13,521,104,930	$ 22,801,553,397
Investments, at value — affiliated(b)	8,452,125	343,434,648	24,462,870	30,089,576
Cash	—	3,653	129,857	—
Cash pledged:
Futures contracts	259,000	6,248,000	2,191,000	2,967,000
Receivables:
Capital shares sold	—	391,099	—	—
Dividends — unaffiliated	1,692,371	33,547,861	16,904,731	32,380,444
Dividends — affiliated	6,051	148,036	55,058	143,514
Variation margin on futures contracts	69,120	1,669,650	626,205	668,156
Total assets	1,351,043,177	39,703,128,270	13,565,474,651	22,867,802,087
LIABILITIES
Bank overdraft	5,801	—	—	149,684
Payables:
Investments purchased	380,071	—	—	4,274,127
Capital shares redeemed	—	—	28,870	—
Investment advisory fees	53,038	2,543,695	880,528	6,895,357
Total liabilities	438,910	2,543,695	909,398	11,319,168
Commitments and contingent liabilities
NET ASSETS	$ 1,350,604,267	$ 39,700,584,575	$ 13,564,565,253	$ 22,856,482,919
NET ASSETS CONSIST OF:
Paid-in capital	$ 1,195,335,953	$ 30,408,457,429	$ 12,762,610,425	$ 21,014,507,430
Accumulated earnings	155,268,314	9,292,127,146	801,954,828	1,841,975,489
NET ASSETS	$ 1,350,604,267	$ 39,700,584,575	$ 13,564,565,253	$ 22,856,482,919

NET ASSET VALUE
Shares outstanding	$ 23,350,000	$ 538,850,000	$ 493,800,000 (c)	$ 147,100,000
Net asset value	$ 57.84	$ 73.68	$ 27.47 (c)	$ 155.38
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	None	None	None	None

(a) Investments, at cost — unaffiliated	$ 1,150,231,818	$ 29,163,290,828	$ 11,609,300,080	$ 19,186,097,430
(b) Investments, at cost — affiliated	$ 7,693,120	$ 259,432,426	$ 24,462,870	$ 30,089,576

(c)	Shares outstanding and net asset value per share reflect a five-for-one stock split effective after the close of trading on April 28, 2026.
See notes to financial statements.
242026 iShares Annual Financial Statements and Additional Information

Statements of Operations
Year Ended April 30, 2026

	iShares Core Dividend ETF	iShares Core Dividend Growth ETF	iShares Core High Dividend ETF	iShares Select Dividend ETF
INVESTMENT INCOME
Dividends — unaffiliated	$ 30,732,691	$ 777,389,334	$ 394,018,633	$ 866,101,426
Dividends — affiliated	178,957	7,251,070	774,046	1,805,955
Interest — unaffiliated	1,390	25,773	13,355	26,671
Securities lending income — affiliated — net	—	—	—	242,455
Foreign taxes withheld	(27,061)	(316,982)	—	—
Total investment income	30,885,977	784,349,195	394,806,034	868,176,507
EXPENSES
Investment advisory	545,632	27,893,360	9,568,649	78,644,176
Interest expense	9	53	119	98
Total expenses	545,641	27,893,413	9,568,768	78,644,274
Net investment income	30,340,336	756,455,782	385,237,266	789,532,233
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(3,866,282)	46,228,219	(150,468,014)	(104,735,338)
Investments — affiliated	(36,275)	160,128	—	6,165
Futures contracts	482,295	12,530,230	2,747,938	8,691,404
In-kind redemptions — unaffiliated(a)	71,770,598	1,955,443,226	720,179,085	1,055,518,724
In-kind redemptions — affiliated(a)	374,182	10,720,857	—	—
	68,724,518	2,025,082,660	572,459,009	959,480,955
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	159,067,410	4,836,659,697	1,538,339,057	2,965,784,036
Investments — affiliated	351,157	27,605,978	—	—
Futures contracts	134,977	4,721,431	1,488,880	2,119,600
	159,553,544	4,868,987,106	1,539,827,937	2,967,903,636
Net realized and unrealized gain	228,278,062	6,894,069,766	2,112,286,946	3,927,384,591
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 258,618,398	$ 7,650,525,548	$ 2,497,524,212	$ 4,716,916,824

(a)	See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
Statements of Operations
25

Statements of Changes in Net Assets

	iShares Core Dividend ETF		iShares Core Dividend Growth ETF
	Year Ended 04/30/26	Year Ended 04/30/25	Year Ended 04/30/26	Year Ended 04/30/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$ 30,340,336	$ 15,510,254	$ 756,455,782	$ 684,406,805
Net realized gain	68,724,518	16,673,233	2,025,082,660	1,335,964,157
Net change in unrealized appreciation (depreciation)	159,553,544	8,652,068	4,868,987,106	644,740,189
Net increase in net assets resulting from operations	258,618,398	40,835,555	7,650,525,548	2,665,111,151
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(28,808,295)	(14,603,091)	(753,580,498)	(669,265,034)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	383,933,231	378,542,343	2,750,893,880	1,572,860,704
NET ASSETS
Total increase in net assets	613,743,334	404,774,807	9,647,838,930	3,568,706,821
Beginning of year	736,860,933	332,086,126	30,052,745,645	26,484,038,824
End of year	$ 1,350,604,267	$ 736,860,933	$ 39,700,584,575	$ 30,052,745,645

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
262026 iShares Annual Financial Statements and Additional Information

Statements of Changes in Net Assets (continued)

	iShares Core High Dividend ETF		iShares Select Dividend ETF
	Year Ended 04/30/26	Year Ended 04/30/25	Year Ended 04/30/26	Year Ended 04/30/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$ 385,237,266	$ 384,037,108	$ 789,532,233	$ 735,238,372
Net realized gain	572,459,009	815,175,845	959,480,955	722,755,249
Net change in unrealized appreciation (depreciation)	1,539,827,937	(128,694,288)	2,967,903,636	603,519,893
Net increase in net assets resulting from operations	2,497,524,212	1,070,518,665	4,716,916,824	2,061,513,514
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(382,327,675)	(391,600,925)	(772,180,094)	(723,622,177)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	423,978,665	154,661,189	(90,726,531)	(461,536,679)
NET ASSETS
Total increase in net assets	2,539,175,202	833,578,929	3,854,010,199	876,354,658
Beginning of year	11,025,390,051	10,191,811,122	19,002,472,720	18,126,118,062
End of year	$ 13,564,565,253	$ 11,025,390,051	$ 22,856,482,919	$ 19,002,472,720

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets
27

Financial Highlights
(For a share outstanding throughout each period)

iShares Core Dividend ETF
	Year Ended 04/30/26	Year Ended 04/30/25	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22
Net asset value, beginning of year	$ 46.49	$ 42.58	$ 37.51	$ 39.14	$ 38.39
Net investment income(a)	1.46	1.38	1.27	0.96	0.77
Net realized and unrealized gain (loss)(b)	11.25	3.83	5.04	(1.68)	0.68
Net increase (decrease) from investment operations	12.71	5.21	6.31	(0.72)	1.45
Distributions from net investment income(c)	(1.36)	(1.30)	(1.24)	(0.91)	(0.70)
Net asset value, end of year	$ 57.84	$ 46.49	$ 42.58	$ 37.51	$ 39.14
Total Return(d)
Based on net asset value	27.69%	12.25%	17.14%	(1.75)%	3.71%
Ratios to Average Net Assets(e)
Total expenses	0.05%	0.05%	0.05%	0.15%	0.25%
Net investment income	2.78%	2.93%	3.21%	2.54%	1.87%
Supplemental Data
Net assets, end of year (000)	$ 1,350,604	$ 736,861	$ 332,086	$ 260,699	$ 260,263
Portfolio turnover rate(f)	38%	36%	36%	65%	25%

(a)	Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
282026 iShares Annual Financial Statements and Additional Information

Financial Highlights  (continued)
(For a share outstanding throughout each period)

iShares Core Dividend Growth ETF
	Year Ended 04/30/26	Year Ended 04/30/25	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22
Net asset value, beginning of year	$ 60.16	$ 55.95	$ 50.88	$ 50.58	$ 49.87
Net investment income(a)	1.48	1.41	1.33	1.22	1.10
Net realized and unrealized gain(b)	13.51	4.19	5.07	0.28	0.68
Net increase from investment operations	14.99	5.60	6.40	1.50	1.78
Distributions from net investment income(c)	(1.47)	(1.39)	(1.33)	(1.20)	(1.07)
Net asset value, end of year	$ 73.68	$ 60.16	$ 55.95	$ 50.88	$ 50.58
Total Return(d)
Based on net asset value	25.16%	9.99%	12.77%	3.13%	3.51%
Ratios to Average Net Assets(e)
Total expenses	0.08%	0.08%	0.08%	0.08%	0.08%
Net investment income	2.17%	2.32%	2.53%	2.47%	2.10%
Supplemental Data
Net assets, end of year (000)	$ 39,700,585	$ 30,052,746	$ 26,484,039	$ 23,511,203	$ 22,742,798
Portfolio turnover rate(f)	25%	25%	25%	30%	22%

(a)	Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
29

Financial Highlights  (continued)
(For a share outstanding throughout each period)

iShares Core High Dividend ETF
	Year Ended 04/30/26(a)	Year Ended 04/30/25(a)	Year Ended 04/30/24(a)	Year Ended 04/30/23(a)	Year Ended 04/30/22(a)
Net asset value, beginning of year	$ 23.04	$ 21.57	$ 20.55	$ 20.73	$ 19.12
Net investment income(b)	0.80	0.81	0.79	0.79	0.74
Net realized and unrealized gain (loss)(c)	4.42	1.47	0.97	(0.17)	1.55
Net increase from investment operations	5.22	2.28	1.76	0.62	2.29
Distributions from net investment income(d)	(0.79)	(0.81)	(0.74)	(0.80)	(0.68)
Net asset value, end of year	$ 27.47	$ 23.04	$ 21.57	$ 20.55	$ 20.73
Total Return(e)
Based on net asset value	23.11%	10.69%	8.82%	3.16%	12.21%
Ratios to Average Net Assets(f)
Total expenses	0.08%	0.08%	0.08%	0.08%	0.08%
Net investment income	3.22%	3.52%	3.87%	3.86%	3.68%
Supplemental Data
Net assets, end of year (000)	$ 13,564,565	$ 11,025,390	$ 10,191,811	$ 11,137,665	$ 9,630,902
Portfolio turnover rate(g)	65%	82%	67%	74%	74%

(a)	Per share amounts reflect a five-for-one stock split effective after the close of trading on April 28, 2026.
(b)	Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
302026 iShares Annual Financial Statements and Additional Information

Financial Highlights  (continued)
(For a share outstanding throughout each period)

iShares Select Dividend ETF
	Year Ended 04/30/26	Year Ended 04/30/25	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22
Net asset value, beginning of year	$ 128.44	$ 119.41	$ 117.61	$ 123.50	$ 118.37
Net investment income(a)	5.37	4.92	4.60	4.24	3.91
Net realized and unrealized gain (loss)(b)	26.82	8.96	1.67	(5.87)	4.97
Net increase (decrease) from investment operations	32.19	13.88	6.27	(1.63)	8.88
Distributions from net investment income(c)	(5.25)	(4.85)	(4.47)	(4.26)	(3.75)
Net asset value, end of year	$ 155.38	$ 128.44	$ 119.41	$ 117.61	$ 123.50
Total Return(d)
Based on net asset value	25.57%	11.61%(e)	5.58%	(1.23)%	7.63%
Ratios to Average Net Assets(f)
Total expenses	0.38%	0.38%(g)	0.38%	0.38%	0.38%
Net investment income	3.78%	3.76%	4.04%	3.52%	3.23%
Supplemental Data
Net assets, end of year (000)	$ 22,856,483	$ 19,002,473	$ 18,126,118	$ 21,422,388	$ 21,666,936
Portfolio turnover rate(h)	23%	19%	17%	15%	15%

(a)	Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Includes payment from an affiliate with no financial impact to the expense ratios.
(h)	Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
31

Notes to Financial Statements
1.
ORGANIZATION
iShares Trust (the “Trust”)  is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
Core Dividend	Diversified
Core Dividend Growth	Diversified
Core High Dividend	Non-diversified
Select Dividend	Diversified
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of April 30, 2026, if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.  Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’  tax year.  These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.
322026 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
Recent Accounting Standard: The Funds adopted Financial Accounting Standards Board Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures (“ASU 2023-09”) during the period. ASU 2023-09 enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The Funds’ adoption of the new standard did not have a material impact on financial statement disclosures and did not affect each Fund’s financial position or results of operations.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation or last available bid (long positions) or ask (short positions) price.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
• Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and  procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4.
SECURITIES AND OTHER INVESTMENTS
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
Notes to Financial Statements
33

Notes to Financial Statements  (continued)
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5.
DERIVATIVE FINANCIAL INSTRUMENTS
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
iShares ETF	Investment Advisory Fees
Core Dividend	0.05%
Core Dividend Growth	0.08
Core High Dividend	0.08
342026 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
For its investment advisory services to the iShares Select Dividend ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
Aggregate Average Daily Net Assets	Investment Advisory Fees
First $46 billion	0.4000%
Over $46 billion, up to and including $81 billion	0.380000
Over $81 billion, up to and including $111 billion	0.361000
Over $111 billion, up to and including $141 billion	0.342950
Over $141 billion, up to and including $171 billion	0.325802
Over $171 billion	0.309512
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee.  BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in that calendar year exceeds a specific threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 84% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income - affiliated - net in its Statements of Operations. For the year ended April 30, 2026, the Funds paid BTC the following amounts for securities lending agent services:
iShares ETF	Amounts
Select Dividend	$ 60,158
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.
For the year ended April 30, 2026, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
Core Dividend	$ 236,311,812	$ 172,521,640	$ (7,843,776)
Core Dividend Growth	4,350,089,978	2,330,550,071	96,660,942
Core High Dividend	2,012,137,863	1,220,291,736	(2,345,811)
Select Dividend	564,913,153	507,074,397	32,502,249
Notes to Financial Statements
35

Notes to Financial Statements  (continued)
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends - affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7.
PURCHASES AND SALES
For the year ended April 30, 2026, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF	Purchases	Sales
Core Dividend	$ 416,141,465	$ 410,431,771
Core Dividend Growth	8,865,234,552	8,768,864,011
Core High Dividend	7,839,194,847	7,803,030,218
Select Dividend	5,012,281,450	4,873,140,400
For the year ended April 30, 2026, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
Core Dividend	$ 685,483,496	$ 307,400,777
Core Dividend Growth	6,594,101,520	3,912,443,917
Core High Dividend	3,235,168,014	2,851,998,722
Select Dividend	1,934,574,034	2,118,414,529
8.
INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of April 30, 2026, permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
iShares ETF	Paid-in capital	Accumulated earnings (loss)
Core Dividend	$ 72,084,441	$ (72,084,441)
Core Dividend Growth	1,962,461,280	(1,962,461,280)
Core High Dividend	709,899,743	(709,899,743)
Select Dividend	1,054,884,040	(1,054,884,040)
The tax character of distributions paid was as follows:
iShares ETF	Year Ended 04/30/26	Year Ended 04/30/25
Core Dividend
Ordinary income	$ 28,808,295	$ 14,603,091
Core Dividend Growth
Ordinary income	$ 753,580,498	$ 669,265,034
Core High Dividend
Ordinary income	$ 382,327,675	$ 391,600,925
Select Dividend
Ordinary income	$ 772,180,094	$ 723,622,177
362026 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
As of April 30, 2026, the tax components of accumulated earnings (loss) were as follows:
iShares ETF	Undistributed Ordinary Income	Non-expiring Capital Loss Carryforwards(a)	Net Unrealized Gains (Losses)(b)	Total
Core Dividend	$ 3,989,573	$ (38,450,722)	$ 189,729,463	$ 155,268,314
Core Dividend Growth	84,141,182	(980,838,814)	10,188,824,778	9,292,127,146
Core High Dividend	39,231,914	(1,140,016,356)	1,902,739,270	801,954,828
Select Dividend	78,535,256	(1,784,838,308)	3,548,278,541	1,841,975,489

(a)	Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the characterization of corporate actions, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, the realization for tax purposes of unrealized gains (losses) on certain futures contracts, the timing and recognition of partnership income and undistributed capital gains from underlying REIT investments.

For the year ended April 30, 2026, the iShares Core Dividend Growth ETF utilized $64,787,821 of its capital loss carryforwards.
As of April 30, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core Dividend	$ 1,159,285,350	$ 244,289,034	$ (54,557,749)	$ 189,731,285
Core Dividend Growth	29,472,295,193	10,831,198,650	(642,373,872)	10,188,824,778
Core High Dividend	11,642,828,530	2,159,345,329	(256,606,059)	1,902,739,270
Select Dividend	19,283,364,432	4,413,961,299	(865,682,758)	3,548,278,541

9.
PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights
Notes to Financial Statements
37

Notes to Financial Statements  (continued)
may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10.
CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
	Year Ended 04/30/26		Year Ended 04/30/25
iShares ETF	Shares	Amount	Shares	Amount
Core Dividend
Shares sold	13,550,000	$692,622,765	9,650,000	$450,411,441
Shares redeemed	(6,050,000)	(308,689,534)	(1,600,000)	(71,869,098)
	7,500,000	$383,933,231	8,050,000	$378,542,343
Core Dividend Growth
Shares sold	98,000,000	$6,635,960,446	88,300,000	$5,391,633,220
Shares redeemed	(58,700,000)	(3,885,066,566)	(62,100,000)	(3,818,772,516)
	39,300,000	$2,750,893,880	26,200,000	$1,572,860,704
Core High Dividend
Shares sold	125,750,000 (a)	$3,255,361,072	80,750,000 (a)	$1,883,315,929
Shares redeemed	(110,450,000)(a)	(2,831,382,407)	(74,750,000)(a)	(1,728,654,740)
	15,300,000	$423,978,665	6,000,000	$154,661,189
Select Dividend
Shares sold	13,650,000	$1,993,787,027	26,850,000	$3,570,138,163
Shares redeemed	(14,500,000)	(2,084,513,558)	(30,700,000)	(4,031,674,842)
	(850,000)	$(90,726,531)	(3,850,000)	$(461,536,679)

(a)	Share transactions reflect a five-for-one stock split effective after the close of trading on April 28, 2026.
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and
382026 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
The Board authorized a five-for-one stock split for the iShares Core High Dividend ETF, effective after the close of trading on April 28, 2026, for the shareholders of record on April 27, 2026. The impact of the stock split was an increase in the number of shares outstanding by a factor of five, while decreasing the NAV per share by a factor of five, resulting in no effect on the net assets of the Fund. The financial statements for the Fund have been adjusted to reflect the stock split.
11.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Notes to Financial Statements
39

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of iShares Trust and Shareholders of each of the four funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (four of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of April 30, 2026, the related statements of operations for the year ended April 30, 2026, the statements of changes in net assets for each of the two years in the period ended April 30, 2026, including the related notes, and the financial highlights for each of the five years in the period ended April 30, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of April 30, 2026, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended April 30, 2026 and each of the financial highlights for each of the five years in the period ended April 30, 2026 in conformity with accounting principles generally accepted in the United States of America.
iShares Core Dividend ETF
iShares Core Dividend Growth ETF
iShares Core High Dividend ETF
iShares Select Dividend ETF
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of April 30, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
June 22, 2026
We have served as the auditor of one or more BlackRock investment companies since 2000.
402026 iShares Annual Financial Statements and Additional Information

Important Tax Information (unaudited)
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended April 30, 2026:
iShares ETF	Qualified Dividend Income
Core Dividend	$ 29,064,471
Core Dividend Growth	777,703,449
Core High Dividend	391,097,154
Select Dividend	851,103,979
The following amount, or maximum amount allowable by law, is hereby designated as qualified business income for individuals for the fiscal year ended April 30, 2026:
iShares ETF	Qualified Business Income
Core Dividend	$ 1,298,527
The following percentages, or maximum percentages allowable by law, of ordinary income distributions paid during the fiscal year ended April 30, 2026 qualified for the dividends-received deduction for corporate shareholders:
iShares ETF	Dividends-Received Deduction
Core Dividend	89.76%
Core Dividend Growth	97.21
Core High Dividend	98.25
Select Dividend	100.00
Important Tax Information
41

Additional Information
Premium/Discount Information
Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com.
Regulation under the Alternative Investment Fund Managers Directive
The Alternative Investment Fund Managers Directive, and its United Kingdom (“UK”) equivalent, (the “AIFMD”) impose detailed and prescriptive obligations on fund managers established in the European Union (the “EU”) and the UK. These do not currently apply to managers established outside of the EU or UK, such as BFA (the “Company”). However, the Company is required to comply with certain disclosure, reporting and transparency obligations of the AIFMD because it has registered the iShares Select Dividend ETF (the “Fund”) to be marketed to investors in the EU and/or UK.
Report on Remuneration
BlackRock has a clear and well-defined pay-for-performance philosophy, and compensation programs which support that philosophy.
BlackRock operates a total compensation model for remuneration which includes a base salary, which is contractual, and a discretionary bonus scheme. Although all employees are eligible to receive a discretionary bonus, there is no contractual obligation to make a discretionary bonus award to any employees. For senior management and staff who have the ability to materially affect the risk profile of the Fund, a significant percentage of variable remuneration is deferred over time. All employees are subject to a clawback policy.
Remuneration decisions for employees are made once annually in January following the end of the performance year, based on BlackRock’s full-year financial results and other non-financial goals and objectives.  Alongside financial performance, individual total compensation is also based on strategic and operating results and other considerations such as management and leadership capabilities.  No set formulas are established, and no fixed benchmarks are used in determining annual incentive awards.
Annual incentive awards are paid from a bonus pool which is reviewed throughout the year by BlackRock’s independent compensation committee, taking into account both actual and projected financial information together with information provided by the Enterprise Risk and Regulatory Compliance departments in relation to any activities, incidents or events that warrant consideration in making compensation decisions. Individuals are not involved in setting their own remuneration.
Each of the control functions (Enterprise Risk, Legal & Compliance, Finance, Human Resources and Internal Audit) each have their own organizational structures which are independent of the business units and therefore staff members in control functions are remunerated independently of the businesses they oversee. Functional bonus pools for those control functions are determined with reference to the performance of each individual function and the remuneration of the senior members of control functions is directly overseen by BlackRock’s independent remuneration committee.
The Company is required under the AIFMD to make quantitative disclosures of remuneration. These disclosures are made in line with BlackRock’s interpretation of currently available regulatory guidance on quantitative remuneration disclosures. As market or regulatory practice develops BlackRock may consider it appropriate to make changes to the way in which quantitative remuneration disclosures are calculated. Where such changes are made, this may result in disclosures in relation to a fund not being comparable to the disclosures made in the prior year, or in relation to other BlackRock fund disclosures in that same year.
Remuneration information at an individual AIF level is not readily available.  Disclosures are provided in relation to (a) the staff of the Company; (b) staff who are senior management; (c) staff who have the ability to materially affect the risk profile of the Fund; and (d) staff of companies to which portfolio management and risk management has been formally delegated.
All individuals included in the aggregated figures disclosed are rewarded in line with BlackRock’s remuneration policy for their responsibilities across the relevant BlackRock business area. As all individuals have a number of areas of responsibilities, only the portion of remuneration for those individuals’ services attributable to the Fund is included in the aggregate figures disclosed.
Members of staff and senior management of the Company typically provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the Company and across the broader BlackRock group. Conversely, members of staff and senior management of the broader BlackRock group may provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the broader BlackRock group and of the Company.  Therefore, the figures disclosed are a sum of individuals’ portion of remuneration attributable to the Company according to an objective apportionment methodology which acknowledges the multiple-service nature of the Company and the broader BlackRock group. Accordingly, the figures are not representative of any individual’s actual remuneration or their remuneration structure.
The amount of the total remuneration awarded to the Company’s staff in respect of the Company’s financial year ending December 31, 2025, was USD 10.34 million.  This figure is comprised of fixed remuneration of USD 0.64 million and variable remuneration of USD 9.70 million.   There was a total of 5 beneficiaries of the remuneration described above.
The amount of the aggregate remuneration awarded by the Company in respect of the Company’s financial year ending December 31, 2025, to its senior management was USD 9.17 million, and to other members of its staff whose actions potentially have a material impact on the risk profile of the Company, or its funds was USD 1.17 million.
Disclosures Under the EU Sustainable Finance Disclosure Regulation
The iShares Select Dividend ETF is registered under the Alternative Investment Fund Managers Directive to be marketed to European Union (“EU”) investors, as noted above. As a result, certain disclosures are required under the EU Sustainable Finance Disclosure Regulation (“SFDR”).
422026 iShares Annual Financial Statements and Additional Information

Additional Information (continued)
The iShares Select Dividend ETF has not been categorized under the SFDR as an “Article 8” or “Article 9” product. In addition, the Fund’s investment strategy does not take into account the criteria for environmentally sustainable economic activities under the EU sustainable investment taxonomy regulation or principal adverse impacts (“PAIs”) on sustainability factors under the SFDR. PAIs are identified under the SFDR as the material impacts of investment decisions on sustainability factors relating to environmental, social and employee matters, respect for human rights, and anti-corruption and anti-bribery matters.
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
• Go to icsdelivery.com.
• If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA’s investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
Additional Information
43

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust
442026 iShares Annual Financial Statements and Additional Information

THIS PAGE INTENTIONALLY LEFT BLANK.

THIS PAGE INTENTIONALLY LEFT BLANK.

THIS PAGE INTENTIONALLY LEFT BLANK.

Want to know more?
iShares.com  |  1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Morningstar, Inc. or S&P Dow Jones Indices LLC, nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.
©2026 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

April 30, 2026
2026 Annual Financial Statements and Additional Information

iShares Trust
●iShares Core U.S. REIT ETF | USRT | NYSE Arca

2

Schedule of Investments
April 30, 2026
iShares® Core U.S. REIT ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Diversified REITs — 2.6%
AH Realty Trust, Inc.	258,638	$ 1,575,105
Alpine Income Property Trust, Inc.	43,878	824,906
American Assets Trust, Inc.	168,665	3,498,112
Broadstone Net Lease, Inc.	613,197	12,141,301
CTO Realty Growth, Inc.	102,540	2,076,435
Essential Properties Realty Trust, Inc.	642,294	20,187,301
Gladstone Commercial Corp.	156,425	1,972,519
Global Net Lease, Inc.	641,933	6,136,880
NexPoint Diversified Real Estate Trust	122,138	661,988
WP Carey, Inc.	707,855	51,623,865
		100,698,412
Health Care REITs — 18.2%
Alexandria Real Estate Equities, Inc.	560,149	22,691,636
American Healthcare REIT, Inc.	577,769	29,339,110
CareTrust REIT, Inc.	726,690	28,667,921
Chiron Real Estate, Inc.	41,464	1,454,142
Community Healthcare Trust, Inc.	88,963	1,531,943
Diversified Healthcare Trust	711,169	5,362,214
Healthcare Realty Trust, Inc.	1,071,623	20,039,350
Healthpeak Properties, Inc.	2,263,746	36,604,773
LTC Properties, Inc.	152,607	5,832,640
Medical Properties Trust, Inc.	1,631,549	8,059,852
National Health Investors, Inc.	152,065	11,695,319
Omega Healthcare Investors, Inc.	963,469	45,254,139
Sabra Health Care REIT, Inc.	805,437	16,640,328
Sila Realty Trust, Inc.	180,333	5,487,533
Universal Health Realty Income Trust	42,386	1,725,110
Ventas, Inc.	1,529,167	134,352,613
Welltower, Inc.	1,448,426	314,800,907
		689,539,530
Hotel & Resort REITs — 3.1%
Apple Hospitality REIT, Inc.	724,893	9,764,309
Braemar Hotels & Resorts, Inc.	181,468	439,153
Chatham Lodging Trust	153,467	1,332,094
DiamondRock Hospitality Co.	659,212	6,723,962
Host Hotels & Resorts, Inc.	2,239,484	47,320,297
Park Hotels & Resorts, Inc.	605,798	6,948,503
Pebblebrook Hotel Trust	364,581	5,122,363
RLJ Lodging Trust	402,449	3,316,180
Ryman Hospitality Properties, Inc.	199,672	20,983,530
Service Properties Trust	1,777,270	2,754,768
Summit Hotel Properties, Inc.	346,181	1,720,520
Sunstone Hotel Investors, Inc.	589,305	5,786,975
Xenia Hotels & Resorts, Inc.	307,911	5,009,712
		117,222,366
Industrial REITs — 12.0%
Americold Realty Trust, Inc.	932,039	11,398,837
EastGroup Properties, Inc.	172,897	34,786,876
First Industrial Realty Trust, Inc.	417,961	25,917,762
Industrial Logistics Properties Trust	181,601	1,349,295
Innovative Industrial Properties, Inc.	89,779	4,870,511
Lineage, Inc.	230,996	8,519,132
LXP Industrial Trust	188,712	9,609,215
One Liberty Properties, Inc.	59,497	1,351,177
Prologis, Inc.	2,007,544	285,111,399
Rexford Industrial Realty, Inc.	761,285	27,322,519
STAG Industrial, Inc.	609,605	23,518,561
Terreno Realty Corp.	330,618	21,556,294
		455,311,578
Security	Shares	Value
Office REITs — 3.4%
Brandywine Realty Trust	565,651	$ 1,713,923
BXP, Inc.	517,257	30,238,844
COPT Defense Properties	368,365	11,511,406
Cousins Properties, Inc.	545,464	13,969,333
Douglas Emmett, Inc.	466,079	5,038,314
Easterly Government Properties, Inc.	137,725	3,224,142
Empire State Realty Trust, Inc., Class A	454,905	2,533,821
Highwoods Properties, Inc.	353,432	8,591,932
Hudson Pacific Properties, Inc.(a)	175,970	1,620,684
JBG SMITH Properties	193,542	2,903,130
Kilroy Realty Corp.	383,435	12,753,048
NET Lease Office Properties	48,744	636,597
Peakstone Realty Trust, Class E	119,452	2,506,103
Piedmont Realty Trust, Inc., Class A(a)	402,091	3,361,481
Postal Realty Trust, Inc., Class A	81,966	1,793,416
SL Green Realty Corp.	232,274	9,850,740
Vornado Realty Trust	575,960	17,215,444
		129,462,358
Residential REITs — 14.7%
American Homes 4 Rent, Class A	1,115,779	35,526,403
AvalonBay Communities, Inc.	464,441	84,992,703
BRT Apartments Corp.	37,525	539,234
Camden Property Trust	344,720	36,202,494
Centerspace	54,448	3,717,165
Equity LifeStyle Properties, Inc.	627,454	39,711,564
Equity Residential	1,236,922	80,869,960
Essex Property Trust, Inc.	208,132	54,782,424
Independence Realty Trust, Inc.	778,544	12,698,053
Invitation Homes, Inc.	1,998,206	57,488,387
Mid-America Apartment Communities, Inc.	379,993	49,087,496
NexPoint Residential Trust, Inc.	73,875	2,134,249
Sun Communities, Inc.	399,944	51,128,841
UDR, Inc.	1,078,886	39,206,717
UMH Properties, Inc.	260,357	4,048,551
Veris Residential, Inc.	257,300	4,880,981
		557,015,222
Retail REITs — 17.5%
Acadia Realty Trust	427,175	9,235,524
Agree Realty Corp.	369,325	28,478,651
Alexander’s, Inc.	7,008	1,765,736
Brixmor Property Group, Inc.	994,238	29,916,621
CBL & Associates Properties, Inc.	59,321	2,670,631
Curbline Properties Corp.	314,643	8,684,147
Federal Realty Investment Trust	277,798	30,807,798
FrontView REIT, Inc.	69,155	1,224,044
Getty Realty Corp.	175,022	5,796,729
InvenTrust Properties Corp.	252,597	8,113,416
Kimco Realty Corp.	2,182,264	51,588,721
Kite Realty Group Trust	703,200	18,395,712
Macerich Co. (The)	832,755	18,095,766
NETSTREIT Corp.	272,405	5,603,371
NNN REIT, Inc.	616,766	27,008,183
Phillips Edison & Co., Inc.	408,205	16,395,554
Realty Income Corp.	2,467,333	158,501,472
Regency Centers Corp.	589,918	45,925,116
Saul Centers, Inc.	39,929	1,374,755
Simon Property Group, Inc.	817,957	166,626,020
SITE Centers Corp.	167,804	921,244
Tanger, Inc.	367,717	13,634,946
Schedule of Investments
3

Schedule of Investments  (continued)
April 30, 2026
iShares® Core U.S. REIT ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Retail REITs (continued)
Urban Edge Properties	411,777	$ 9,026,152
Whitestone REIT	146,142	2,767,929
		662,558,238
Specialized REITs — 28.3%
CubeSmart	739,228	29,923,949
Digital Realty Trust, Inc.	841,472	169,085,384
EPR Properties	243,655	13,598,386
Equinix, Inc.	225,380	244,048,225
Extra Space Storage, Inc.	688,010	98,612,473
Farmland Partners, Inc.	127,506	1,370,690
Four Corners Property Trust, Inc.	342,746	8,764,015
Gaming & Leisure Properties, Inc.	886,697	42,969,337
Gladstone Land Corp.	114,273	1,095,878
Iron Mountain, Inc.	958,150	120,717,318
Lamar Advertising Co., Class A	281,890	38,855,718
Millrose Properties, Inc., Class A	499,863	15,330,798
National Storage Affiliates Trust	230,222	9,798,248
Outfront Media, Inc.	477,980	14,745,683
Public Storage	495,645	149,907,830
Safehold, Inc.	182,016	2,915,896
Smartstop Self Storage REIT, Inc.	179,829	5,661,017
VICI Properties, Inc.	3,543,763	103,477,880
		1,070,878,725
Total Long-Term Investments — 99.8% (Cost: $3,511,560,803)		3,782,686,429
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.61%(b)(c)	4,521,873	$ 4,521,873
Total Short-Term Securities — 0.1% (Cost: $4,521,873)		4,521,873
Total Investments — 99.9% (Cost: $3,516,082,676)		3,787,208,302
Other Assets Less Liabilities — 0.1%		2,018,742
Net Assets — 100.0%		$ 3,789,227,044

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/26	Shares Held at 04/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$ 5,873,641	$ —	$ (5,872,546)(b)	$ (962)	$ (133)	$ —	—	$ 12,440 (c)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	5,262,548	—	(740,675)(b)	—	—	4,521,873	4,521,873	245,899	—
				$ (962)	$ (133)	$ 4,521,873		$ 258,339	$ —

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Dow Jones U.S. Real Estate Index	156	06/18/26	$ 6,079	$ 494,875
42026 iShares Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
April 30, 2026
iShares® Core U.S. REIT ETF
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$ —	$ —	$ 494,875	$ —	$ —	$ —	$ 494,875

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended April 30, 2026, the effect of derivative financial instruments in the Statement of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 812,921	$ —	$ —	$ —	$ 812,921
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ 474,353	$ —	$ —	$ —	$ 474,353
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$ 6,276,613

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 3,782,686,429	$ —	$ —	$ 3,782,686,429
Short-Term Securities
Money Market Funds	4,521,873	—	—	4,521,873
	$ 3,787,208,302	$ —	$ —	$ 3,787,208,302
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 494,875	$ —	$ —	$ 494,875

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments
5

Statement of Assets and Liabilities
April 30, 2026

iShares Core U.S. REIT ETF
ASSETS
Investments, at value — unaffiliated(a)	$ 3,782,686,429
Investments, at value — affiliated(b)	4,521,873
Cash	22,960
Cash pledged:
Futures contracts	440,000
Receivables:
Securities lending income — affiliated	28
Capital shares sold	47,441
Dividends — unaffiliated	1,625,747
Dividends — affiliated	17,786
Variation margin on futures contracts	104,520
Total assets	3,789,466,784
LIABILITIES
Payables:
Investment advisory fees	239,740
Total liabilities	239,740
Commitments and contingent liabilities
NET ASSETS	$ 3,789,227,044
NET ASSETS CONSIST OF:
Paid-in capital	$ 3,568,674,021
Accumulated earnings	220,553,023
NET ASSETS	$ 3,789,227,044

NET ASSET VALUE
Shares outstanding	$ 58,700,000
Net asset value	$ 64.55
Shares authorized	Unlimited
Par value	None

(a) Investments, at cost — unaffiliated	$ 3,511,560,803
(b) Investments, at cost — affiliated	$ 4,521,873
See notes to financial statements.
62026 iShares Annual Financial Statements and Additional Information

Statement of Operations
Year Ended April 30, 2026

iShares Core U.S. REIT ETF
INVESTMENT INCOME
Dividends — unaffiliated	$ 104,276,174
Dividends — affiliated	245,899
Interest — unaffiliated	2,740
Securities lending income — affiliated — net	12,440
Total investment income	104,537,253
EXPENSES
Investment advisory	2,569,331
Total expenses	2,569,331
Net investment income	101,967,922
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(10,155,890)
Investments — affiliated	(962)
Futures contracts	812,921
In-kind redemptions — unaffiliated(a)	60,824,699
51,480,768
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	419,632,745
Investments — affiliated	(133)
Futures contracts	474,353
420,106,965
Net realized and unrealized gain	471,587,733
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 573,555,655

(a)	See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
Statement of Operations
7

Statements of Changes in Net Assets

	iShares Core U.S. REIT ETF
	Year Ended 04/30/26	Year Ended 04/30/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$ 101,967,922	$ 81,659,394
Net realized gain	51,480,768	36,773,344
Net change in unrealized appreciation (depreciation)	420,106,965	211,684,320
Net increase in net assets resulting from operations	573,555,655	330,117,058
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(94,546,396)	(76,166,281)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	452,923,216	365,462,812
NET ASSETS
Total increase in net assets	931,932,475	619,413,589
Beginning of year	2,857,294,569	2,237,880,980
End of year	$ 3,789,227,044	$ 2,857,294,569

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
82026 iShares Annual Financial Statements and Additional Information

Financial Highlights
(For a share outstanding throughout each period)

iShares Core U.S. REIT ETF
	Year Ended 04/30/26	Year Ended 04/30/25	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22
Net asset value, beginning of year	$ 56.03	$ 50.06	$ 50.84	$ 61.83	$ 56.60
Net investment income(a)	1.86	1.73	1.77	1.71	1.24
Net realized and unrealized gain (loss)(b)	8.37	5.85	(0.85)	(10.95)	5.45
Net increase (decrease) from investment operations	10.23	7.58	0.92	(9.24)	6.69
Distributions(c)
From net investment income	(1.71)	(1.61)	(1.70)	(1.75)	(1.43)
From net realized gain	—	—	—	—	(0.03)
Total distributions	(1.71)	(1.61)	(1.70)	(1.75)	(1.46)
Net asset value, end of year	$ 64.55	$ 56.03	$ 50.06	$ 50.84	$ 61.83
Total Return(d)
Based on net asset value	18.67%	15.03%	1.82%	(14.84)%	11.82%
Ratios to Average Net Assets(e)
Total expenses	0.08%	0.08%	0.08%	0.08%	0.08%
Net investment income	3.17%	3.01%	3.47%	3.24%	2.00%
Supplemental Data
Net assets, end of year (000)	$ 3,789,227	$ 2,857,295	$ 2,237,881	$ 1,891,337	$ 2,318,550
Portfolio turnover rate(f)	12%	7%	5%	8%	9%

(a)	Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
9

Notes to Financial Statements
1.
ORGANIZATION
iShares Trust (the “Trust”)  is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following fund (the “Fund”):
iShares ETF	Diversification Classification
Core U.S. REIT	Diversified
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Cash: The Fund may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund.  Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year.  These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Segment Reporting: The Chief Financial Officer acts as the Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.
Recent Accounting Standard: The Fund adopted Financial Accounting Standards Board Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures (“ASU 2023-09”) during the period. ASU 2023-09 enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The Fund’s adoption of the new standard did not have a material impact on financial statement disclosures and did not affect the Fund’s financial position or results of operations.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of the Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
102026 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
• Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation or last available bid (long positions) or ask (short positions) price.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
• Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and  procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4.
SECURITIES AND OTHER INVESTMENTS
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statement of Assets and Liabilities.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
Notes to Financial Statements
11

Notes to Financial Statements  (continued)
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5.
DERIVATIVE FINANCIAL INSTRUMENTS
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund as follows:
iShares ETF	Investment Advisory Fees
Core U.S. REIT	0.08%
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.
ETF Servicing Fees: The Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Fund does not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee.  BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
122026 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
Pursuant to the current securities lending agreement, the Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in that calendar year exceeds a specific threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 84% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by the Fund is shown as securities lending income - affiliated - net in its Statement of Operations. For the year ended April 30, 2026, the Fund paid BTC $4,057 for securities lending agent services.
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.
For the year ended April 30, 2026, transactions executed by the Fund pursuant to Rule 17a-7 under the 1940 Act were as follows:
iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
Core U.S. REIT	$101,689,214	$108,799,985	$(7,538,909)
The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends - affiliated in the Statement of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7.
PURCHASES AND SALES
For the year ended April 30, 2026, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF	Purchases	Sales
Core U.S. REIT	$ 433,618,712	$ 386,681,063
For the year ended April 30, 2026, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
Core U.S. REIT	$ 746,713,254	$ 326,953,974
8.
INCOME TAX INFORMATION
The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Fund as of April 30, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Fund’s NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of April 30, 2026, permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
iShares ETF	Paid-in capital	Accumulated earnings (loss)
Core U.S. REIT	$ 60,376,836	$ (60,376,836)
Notes to Financial Statements
13

Notes to Financial Statements  (continued)
The tax character of distributions paid was as follows:
iShares ETF	Year Ended 04/30/26	Year Ended 04/30/25
Core U.S. REIT
Ordinary income	$ 94,546,396	$ 76,166,281
As of April 30, 2026, the tax components of accumulated earnings (loss) were as follows:
iShares ETF	Undistributed Ordinary Income	Non-expiring Capital Loss Carryforwards(a)	Net Unrealized Gains (Losses)(b)	Total
Core U.S. REIT	$ 16,612,354	$ (41,853,786)	$ 245,794,455	$ 220,553,023

(a)	Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures contracts, the characterization of corporate actions and undistributed capital gains from underlying REIT investments.

As of April 30, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core U.S. REIT	$ 3,543,778,139	$ 578,044,428	$ (334,614,265)	$ 243,430,163

9.
PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy
142026 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invest.
The Fund invests a significant portion of its assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10.
CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable.
Transactions in capital shares were as follows:
	Year Ended 04/30/26		Year Ended 04/30/25
Share Class	Shares	Amount	Shares	Amount
Shares sold	12,800,000	$751,276,012	11,000,000	$634,727,230
Shares redeemed	(5,100,000)	(298,352,796)	(4,700,000)	(269,264,418)
	7,700,000	$452,923,216	6,300,000	$365,462,812
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Fund using a clearing facility outside of the continuous net settlement process, the Fund, at its sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, the Fund’s custodian, and the Fund. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Fund may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statement of Assets and Liabilities.
11.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Notes to Financial Statements
15

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of iShares Trust and Shareholders of iShares Core U.S. REIT ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of iShares Core U.S. REIT ETF (one of the funds constituting iShares Trust, referred to hereafter as the “Fund”) as of April 30, 2026, the related statement of operations for the year ended April 30, 2026, the statements of changes in net assets for each of the two years in the period ended April 30, 2026, including the related notes, and the financial highlights for each of the five years in the period ended April 30, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of April 30, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended April 30, 2026 and the financial highlights for each of the five years in the period ended April 30, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of April 30, 2026 by correspondence with the custodian, transfer agent and brokers. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
June 22, 2026
We have served as the auditor of one or more BlackRock investment companies since 2000.
162026 iShares Annual Financial Statements and Additional Information

Important Tax Information (unaudited)
The following amount, or maximum amount allowable by law, is hereby designated as qualified dividend income for individuals for the fiscal year ended April 30, 2026:
iShares ETF	Qualified Dividend Income
iShares Core U.S. REIT ETF	$ 1,972,912
The following amount, or maximum amount allowable by law, is hereby designated as qualified business income for individuals for the fiscal year ended April 30, 2026:
iShares ETF	Qualified Business Income
iShares Core U.S. REIT ETF	$ 102,283,700
Important Tax Information
17

Additional Information
Premium/Discount Information
Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com.
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
• Go to icsdelivery.com.
• If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA’s investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
182026 iShares Annual Financial Statements and Additional Information

Glossary of Terms Used in this Report

Portfolio Abbreviation
REIT	Real Estate Investment Trust
Glossary of Terms Used in this Report
19

Want to know more?
iShares.com  |  1-800-474-2737
This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by FTSE International Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

April 30, 2026
2026 Annual Financial Statements and Additional Information

iShares Trust
●iShares Morningstar Mid-Cap Value ETF | IMCV | NASDAQ
●iShares Morningstar Small-Cap ETF | ISCB | NYSE Arca
●iShares Morningstar U.S. Equity ETF | ILCB | NYSE Arca
●iShares Morningstar Value ETF | ILCV | NYSE Arca

2

Schedule of Investments
April 30, 2026
iShares® Morningstar Mid-Cap Value ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 0.5%
L3Harris Technologies, Inc.	9,494	$ 3,043,302
Textron, Inc.	17,736	1,701,946
		4,745,248
Air Freight & Logistics — 2.6%
Expeditors International of Washington, Inc.	18,700	2,765,543
FedEx Corp.	30,978	12,493,737
United Parcel Service, Inc., Class B	103,971	11,312,045
		26,571,325
Automobile Components — 0.2%
Aptiv PLC(a)	29,411	1,772,307
Automobiles — 1.8%
Ford Motor Co.	553,636	6,687,923
General Motors Co.	126,836	9,752,420
Rivian Automotive, Inc., Class A(a)	106,535	1,747,174
		18,187,517
Banks — 5.8%
Citizens Financial Group, Inc.	40,395	2,627,695
Fifth Third Bancorp	127,097	6,451,444
First Citizens BancShares, Inc., Class A	679	1,347,014
Huntington Bancshares, Inc.	277,737	4,654,872
KeyCorp	132,061	2,919,868
M&T Bank Corp.	21,557	4,713,007
PNC Financial Services Group, Inc. (The)	56,822	12,671,306
Regions Financial Corp.	121,568	3,470,766
Truist Financial Corp.	177,116	9,121,474
U.S. Bancorp	218,659	12,389,219
		60,366,665
Beverages — 1.1%
Constellation Brands, Inc., Class A	20,839	3,262,971
Keurig Dr. Pepper, Inc.	170,624	5,016,345
Monster Beverage Corp.(a)	37,297	2,874,480
		11,153,796
Biotechnology — 1.8%
Biogen, Inc.(a)	19,892	3,765,158
Incyte Corp.(a)	22,705	2,163,105
Regeneron Pharmaceuticals, Inc.	14,143	9,999,950
United Therapeutics Corp.(a)	5,568	3,181,277
		19,109,490
Broadline Retail — 0.6%
Coupang, Inc., Class A(a)	58,281	1,164,455
eBay, Inc.	46,282	4,789,261
		5,953,716
Building Products — 0.5%
Allegion PLC	5,509	757,377
Carlisle Cos., Inc.	2,242	796,493
Carrier Global Corp.	56,973	3,826,877
		5,380,747
Capital Markets — 2.3%
Ameriprise Financial, Inc.	6,740	3,200,085
Bank of New York Mellon Corp. (The)	45,887	6,165,836
Carlyle Group, Inc. (The)	30,604	1,532,342
Northern Trust Corp.	16,624	2,765,236
Raymond James Financial, Inc.	9,271	1,467,785
State Street Corp.	39,324	6,010,280
T Rowe Price Group, Inc.	30,714	3,159,856
		24,301,420
Security	Shares	Value
Chemicals — 2.9%
Air Products & Chemicals, Inc.	31,212	$ 9,365,161
Corteva, Inc.	51,351	4,159,945
Dow, Inc.	98,909	4,004,825
DuPont de Nemours, Inc.	58,724	2,681,338
International Flavors & Fragrances, Inc.	36,187	2,540,327
LyondellBasell Industries NV, Class A	36,485	2,721,781
PPG Industries, Inc.	31,959	3,467,551
RPM International, Inc.	11,195	1,140,659
		30,081,587
Commercial Services & Supplies — 0.1%
Veralto Corp.	12,412	1,094,738
Communications Equipment — 0.2%
F5, Inc.(a)	5,541	1,794,730
Construction & Engineering — 0.2%
AECOM	5,660	476,006
MasTec, Inc.(a)	3,139	1,236,923
		1,712,929
Construction Materials — 0.7%
CRH PLC	40,315	4,774,102
Martin Marietta Materials, Inc.	3,882	2,403,230
		7,177,332
Consumer Finance — 0.2%
Synchrony Financial	28,657	2,183,663
Consumer Staples Distribution & Retail — 2.8%
Dollar General Corp.	30,841	3,573,855
Dollar Tree, Inc.(a)	26,421	2,565,743
Kroger Co. (The)	82,501	5,615,843
Performance Food Group Co.(a)	21,774	1,971,854
Sysco Corp.	67,075	5,011,173
Target Corp.	63,764	8,273,379
U.S. Foods Holding Corp.(a)	17,841	1,667,955
		28,679,802
Containers & Packaging — 0.8%
Amcor PLC	64,326	2,446,961
International Paper Co.	28,308	861,129
Packaging Corp. of America	8,090	1,726,811
Smurfit Westrock PLC	73,036	2,803,852
		7,838,753
Distributors — 0.2%
Genuine Parts Co.	19,618	2,103,638
Diversified REITs — 0.2%
WP Carey, Inc.	30,858	2,250,474
Electric Utilities — 5.2%
Alliant Energy Corp.	35,711	2,622,259
American Electric Power Co., Inc.	72,346	9,919,360
Edison International	53,815	3,739,604
Entergy Corp.	39,448	4,651,314
Evergy, Inc.	32,267	2,672,998
Eversource Energy	52,977	3,745,474
Exelon Corp.	141,829	6,522,716
FirstEnergy Corp.	72,382	3,439,593
NRG Energy, Inc.	13,987	2,176,097
PG&E Corp.	307,538	5,111,282
PPL Corp.	67,856	2,540,529
Xcel Energy, Inc.	83,111	6,894,057
		54,035,283
Schedule of Investments
3

Schedule of Investments  (continued)
April 30, 2026
iShares® Morningstar Mid-Cap Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Electrical Equipment — 0.7%
Emerson Electric Co.	32,808	$ 4,607,556
Rockwell Automation, Inc.	5,428	2,219,563
		6,827,119
Electronic Equipment, Instruments & Components — 1.4%
CDW Corp.	18,537	2,537,901
Flex Ltd.(a)	20,303	1,858,740
Jabil, Inc.	5,959	2,011,103
Keysight Technologies, Inc.(a)	8,089	2,830,422
TE Connectivity PLC	15,351	3,249,193
Teledyne Technologies, Inc.(a)	2,584	1,668,876
Zebra Technologies Corp., Class A(a)	3,125	707,062
		14,863,297
Energy Equipment & Services — 2.3%
Baker Hughes Co., Class A	61,290	4,270,074
Halliburton Co.	117,989	4,990,935
SLB Ltd.	208,661	11,868,638
TechnipFMC PLC	38,228	2,888,890
		24,018,537
Entertainment — 1.3%
Electronic Arts, Inc.	22,429	4,538,957
TKO Group Holdings, Inc., Class A	3,868	719,796
Warner Bros Discovery, Inc., Class A(a)	318,670	8,620,023
		13,878,776
Financial Services — 2.4%
Apollo Global Management, Inc.	32,832	4,226,135
Block, Inc., Class A(a)	23,203	1,636,044
Corebridge Financial, Inc.	9,849	271,242
Corpay, Inc.(a)	5,324	1,631,646
Equitable Holdings, Inc.	34,580	1,459,276
Fidelity National Information Services, Inc.	54,295	2,526,346
Fiserv, Inc.(a)	75,971	4,759,583
Global Payments, Inc.	33,247	2,392,454
PayPal Holdings, Inc.	75,557	3,788,428
Rocket Cos., Inc., Class A(a)	123,845	1,810,614
		24,501,768
Food Products — 3.0%
Archer-Daniels-Midland Co.	63,678	4,746,558
Bunge Global SA	18,890	2,400,352
General Mills, Inc.	75,087	2,651,322
Hershey Co. (The)	20,724	3,849,276
Kraft Heinz Co. (The)	123,352	2,795,156
McCormick & Co., Inc., NVS	26,463	1,345,379
Mondelez International, Inc., Class A	181,961	11,179,684
Tyson Foods, Inc., Class A	38,242	2,450,165
		31,417,892
Gas Utilities — 0.3%
Atmos Energy Corp.	15,488	2,942,410
Ground Transportation — 2.0%
CSX Corp.	261,835	11,895,164
JB Hunt Transport Services, Inc.	4,434	1,115,284
Norfolk Southern Corp.	15,537	4,907,051
Old Dominion Freight Line, Inc.	12,239	2,599,931
		20,517,430
Health Care Equipment & Supplies — 1.2%
Becton Dickinson & Co.	40,507	6,037,163
Cooper Cos., Inc. (The)(a)	15,547	977,907
GE HealthCare Technologies, Inc.	47,913	2,915,027
Zimmer Biomet Holdings, Inc.	28,028	2,310,348
		12,240,445
Security	Shares	Value
Health Care Providers & Services — 3.9%
Cardinal Health, Inc.	14,374	$ 2,772,457
Centene Corp.(a)	65,907	3,538,547
Cigna Group (The)	36,939	10,733,735
Elevance Health, Inc.	31,151	11,725,859
Humana, Inc.	16,965	4,011,205
Labcorp Holdings, Inc.	11,736	3,013,805
Quest Diagnostics, Inc.	15,570	3,023,694
Tenet Healthcare Corp.(a)	7,562	1,339,381
		40,158,683
Hotels, Restaurants & Leisure — 2.0%
Airbnb, Inc., Class A(a)	26,337	3,696,662
Carnival Corp.	103,969	2,756,218
Darden Restaurants, Inc.	10,857	2,177,480
Expedia Group, Inc.	12,068	2,997,329
Las Vegas Sands Corp.	17,738	968,672
Marriott International, Inc., Class A	14,725	5,325,885
Yum! Brands, Inc.	14,751	2,354,997
		20,277,243
Household Durables — 1.5%
DR Horton, Inc.	36,501	5,616,044
Garmin Ltd.	7,073	1,776,313
Lennar Corp., Class A	29,385	2,653,465
Lennar Corp., Class B	1,586	140,171
NVR, Inc.(a)	371	2,343,188
PulteGroup, Inc.	27,311	3,341,774
		15,870,955
Household Products — 1.4%
Church & Dwight Co., Inc.	15,936	1,546,748
Clorox Co. (The)	17,425	1,680,467
Colgate-Palmolive Co.	80,202	6,846,043
Kimberly-Clark Corp.	46,771	4,603,669
		14,676,927
Insurance — 6.0%
Aflac, Inc.	66,384	7,545,869
Allstate Corp. (The)	19,933	4,330,644
American International Group, Inc.	52,744	3,945,251
Arch Capital Group Ltd.(a)	50,560	4,775,898
Cincinnati Financial Corp.	21,897	3,582,349
Fidelity National Financial, Inc., Class A	36,153	1,890,802
Hartford Insurance Group, Inc. (The)	38,869	5,317,668
Loews Corp.	15,644	1,761,671
Markel Group, Inc.(a)	891	1,579,271
MetLife, Inc.	77,594	6,215,279
Principal Financial Group, Inc.	31,418	3,170,390
Prudential Financial, Inc.	49,179	4,824,952
Travelers Cos., Inc. (The)	30,564	9,326,299
W. R. Berkley Corp.	24,343	1,626,843
Willis Towers Watson PLC	8,032	2,057,798
		61,950,984
Interactive Media & Services — 0.1%
Pinterest, Inc., Class A(a)	43,199	849,292
IT Services — 0.7%
Cognizant Technology Solutions Corp., Class A	67,736	3,583,234
CoreWeave, Inc., Class A(a)(b)	12,905	1,440,198
GoDaddy, Inc., Class A(a)	10,373	900,273
Twilio, Inc., Class A(a)	8,184	1,211,723
		7,135,428
Life Sciences Tools & Services — 1.1%
Agilent Technologies, Inc.	25,032	2,892,448
42026 iShares Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
April 30, 2026
iShares® Morningstar Mid-Cap Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Life Sciences Tools & Services (continued)
Illumina, Inc.(a)	14,688	$ 1,861,557
IQVIA Holdings, Inc.(a)	15,460	2,448,400
Mettler-Toledo International, Inc.(a)	1,205	1,538,315
Waters Corp.(a)	5,530	1,710,042
West Pharmaceutical Services, Inc.	3,421	1,018,055
		11,468,817
Machinery — 3.6%
Cummins, Inc.	8,983	6,027,683
Dover Corp.	9,496	2,149,989
Fortive Corp.	33,301	1,991,067
Illinois Tool Works, Inc.	40,622	10,480,882
Ingersoll Rand, Inc.	31,583	2,522,218
Otis Worldwide Corp.	41,002	3,193,236
PACCAR, Inc.	72,216	8,579,261
Pentair PLC	8,425	679,982
Snap-on, Inc.	4,841	1,856,039
		37,480,357
Media — 1.1%
Charter Communications, Inc., Class A(a)(b)	12,708	2,098,980
Fox Corp., Class A, NVS	28,198	1,790,291
Fox Corp., Class B	19,371	1,104,534
News Corp., Class A, NVS	53,310	1,403,119
News Corp., Class B(b)	14,728	448,910
Omnicom Group, Inc.	43,754	3,356,807
Paramount Skydance Corp., Class B, NVS(b)	124,191	1,271,716
		11,474,357
Metals & Mining — 2.9%
Freeport-McMoRan, Inc.	67,659	3,909,337
Newmont Corp.	152,828	16,977,663
Nucor Corp.	20,449	4,606,955
Reliance, Inc.	5,112	1,853,100
Steel Dynamics, Inc.	10,347	2,365,945
		29,713,000
Multi-Utilities — 4.2%
Ameren Corp.	23,545	2,675,889
CenterPoint Energy, Inc.	64,318	2,807,480
CMS Energy Corp.	31,216	2,395,516
Consolidated Edison, Inc.	50,565	5,637,492
Dominion Energy, Inc.	119,700	7,720,650
DTE Energy Co.	28,955	4,392,184
NiSource, Inc.	36,953	1,784,091
Public Service Enterprise Group, Inc.	46,818	3,823,158
Sempra	91,566	8,709,758
WEC Energy Group, Inc.	30,218	3,563,911
		43,510,129
Oil, Gas & Consumable Fuels — 10.2%
Cheniere Energy, Inc.	30,172	8,295,791
Coterra Energy, Inc.	65,214	2,341,835
Devon Energy Corp.	82,950	4,261,142
Diamondback Energy, Inc.	25,969	5,340,005
EOG Resources, Inc.	76,503	10,754,027
EQT Corp.	30,195	1,814,116
Expand Energy Corp.	16,289	1,663,921
Kinder Morgan, Inc.	275,988	9,071,726
Marathon Petroleum Corp.	40,606	10,082,064
Occidental Petroleum Corp.	92,198	5,585,355
ONEOK, Inc.	87,383	8,079,432
Phillips 66	35,330	6,329,369
Targa Resources Corp.	29,917	7,780,813
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Valero Energy Corp.	42,710	$ 10,787,692
Williams Cos., Inc. (The)	170,587	13,017,494
		105,204,782
Passenger Airlines — 1.1%
Delta Air Lines, Inc.	91,523	6,222,649
Southwest Airlines Co.	27,045	1,025,546
United Airlines Holdings, Inc.(a)	46,029	4,142,610
		11,390,805
Personal Care Products — 0.6%
Estee Lauder Cos., Inc. (The), Class A	25,221	1,934,703
Kenvue, Inc.	243,544	4,269,326
		6,204,029
Pharmaceuticals — 0.5%
Royalty Pharma PLC, Class A	49,203	2,464,578
Zoetis, Inc., Class A	22,595	2,597,747
		5,062,325
Professional Services — 0.7%
Jacobs Solutions, Inc.	9,683	1,253,077
Leidos Holdings, Inc.	8,650	1,290,753
Paychex, Inc.	22,759	2,108,166
SS&C Technologies Holdings, Inc.	30,319	2,101,107
		6,753,103
Real Estate Management & Development — 0.2%
CBRE Group, Inc., Class A(a)	14,702	2,098,417
Residential REITs — 1.1%
AvalonBay Communities, Inc.	13,199	2,415,417
Equity Residential	35,114	2,295,754
Essex Property Trust, Inc.	5,909	1,555,308
Invitation Homes, Inc.	50,039	1,439,622
Mid-America Apartment Communities, Inc.	16,545	2,137,283
Sun Communities, Inc.	15,480	1,978,963
		11,822,347
Retail REITs — 1.7%
Kimco Realty Corp.	96,018	2,269,865
Realty Income Corp.	90,336	5,803,185
Simon Property Group, Inc.	45,590	9,287,139
		17,360,189
Semiconductors & Semiconductor Equipment — 1.2%
NXP Semiconductors NV	24,254	7,120,732
ON Semiconductor Corp.(a)(b)	41,846	4,218,495
Qnity Electronics, Inc.	10,137	1,425,871
		12,765,098
Software — 1.5%
Circle Internet Group, Inc., Class A(a)	2,049	186,213
Docusign, Inc.(a)	14,604	671,638
Gen Digital, Inc.	57,345	1,106,185
Roper Technologies, Inc.	6,677	2,369,067
Strategy, Inc., Class A(a)(b)	43,967	7,274,340
Trimble, Inc.(a)	11,265	758,360
Zoom Communications, Inc., Class A(a)	33,649	3,269,000
		15,634,803
Specialized REITs — 2.3%
Crown Castle, Inc.	23,337	2,071,859
Digital Realty Trust, Inc.	19,805	3,979,617
Extra Space Storage, Inc.	20,815	2,983,414
Iron Mountain, Inc.	14,616	1,841,470
Public Storage	16,110	4,872,469
SBA Communications Corp.	7,921	1,752,125
Schedule of Investments
5

Schedule of Investments  (continued)
April 30, 2026
iShares® Morningstar Mid-Cap Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Specialized REITs (continued)
VICI Properties, Inc.	147,859	$ 4,317,483
Weyerhaeuser Co.	97,883	2,400,091
		24,218,528
Specialty Retail — 1.1%
Best Buy Co., Inc.	27,552	1,666,620
Ross Stores, Inc.	22,386	5,099,307
Tractor Supply Co.	27,559	967,321
Ulta Beauty, Inc.(a)	3,470	1,865,056
Williams-Sonoma, Inc.	9,206	1,668,219
		11,266,523
Technology Hardware, Storage & Peripherals — 2.1%
Dell Technologies, Inc., Class C	18,422	3,849,277
Hewlett Packard Enterprise Co.	184,740	5,314,970
HP, Inc.	132,832	2,770,875
NetApp, Inc.	17,921	1,985,109
Western Digital Corp.	17,677	7,681,010
		21,601,241
Textiles, Apparel & Luxury Goods — 0.8%
Lululemon Athletica, Inc.(a)	14,373	1,979,162
NIKE, Inc., Class B	92,060	4,083,782
Tapestry, Inc.	14,902	2,161,386
		8,224,330
Trading Companies & Distributors — 0.7%
Ferguson Enterprises, Inc.	11,875	3,179,056
United Rentals, Inc.	2,672	2,564,693
Watsco, Inc.	2,967	1,299,071
		7,042,820
Water Utilities — 0.2%
American Water Works Co., Inc.	17,484	2,245,295
Total Common Stocks — 99.8% (Cost: $821,816,395)		1,031,163,641
Security	Shares	Value
Rights
Capital Markets — 0.0%
TPG, Inc., CVR(a)(c)	31,250	$ 312
Total Rights — 0.0% (Cost: $ —)		312
Total Long-Term Investments — 99.8% (Cost: $821,816,395)		1,031,163,953
Short-Term Securities
Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.83%(d)(e)(f)	3,483,893	3,484,938
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.61%(d)(e)	1,331,615	1,331,615
Total Short-Term Securities — 0.5% (Cost: $4,815,176)		4,816,553
Total Investments — 100.3% (Cost: $826,631,571)		1,035,980,506
Liabilities in Excess of Other Assets — (0.3)%		(2,961,726)
Net Assets — 100.0%		$ 1,033,018,780

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/26	Shares Held at 04/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 9,134,200	$ —	$ (5,647,524)(a)	$ (1,018)	$ (720)	$ 3,484,938	3,483,893	$ 69,827 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	564,701	766,914 (a)	—	—	—	1,331,615	1,331,615	41,407	—
				$ (1,018)	$ (720)	$ 4,816,553		$ 111,234	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

62026 iShares Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
April 30, 2026
iShares® Morningstar Mid-Cap Value ETF
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Utilities Select Sector Index	3	06/18/26	$ 285	$ 1,742
S&P Mid 400 E-Mini Index	2	06/18/26	730	21,154
				$ 22,896
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$ —	$ —	$ 22,896	$ —	$ —	$ —	$ 22,896

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended April 30, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 313,732	$ —	$ —	$ —	$ 313,732
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ 22,741	$ —	$ —	$ —	$ 22,741
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$ 1,021,270

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Schedule of Investments
7

Schedule of Investments  (continued)
April 30, 2026
iShares® Morningstar Mid-Cap Value ETF
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 1,031,163,641	$ —	$ —	$ 1,031,163,641
Rights	—	—	312	312
Short-Term Securities
Money Market Funds	4,816,553	—	—	4,816,553
	$ 1,035,980,194	$ —	$ 312	$ 1,035,980,506
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 22,896	$ —	$ —	$ 22,896

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
82026 iShares Annual Financial Statements and Additional Information

Schedule of Investments
April 30, 2026
iShares® Morningstar Small-Cap ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.6%
AAR Corp.(a)	1,628	$ 179,682
Archer Aviation, Inc., Class A(a)(b)	21,980	126,165
Astronics Corp.(a)	1,250	89,250
ATI, Inc.(a)	5,917	919,857
Cadre Holdings, Inc.	1,095	32,467
Ducommun, Inc.(a)	557	79,055
Eve Holding, Inc., Class A(a)	2,166	6,238
Firefly Aerospace, Inc.(a)	1,244	43,042
Hexcel Corp.	3,343	313,807
Huntington Ingalls Industries, Inc.	1,731	630,586
Intuitive Machines, Inc., Class A(a)(b)	4,961	125,761
Karman Holdings, Inc.(a)(b)	1,557	105,845
Kratos Defense & Security Solutions, Inc.(a)	7,993	503,959
Leonardo DRS, Inc.	3,226	131,072
Loar Holdings, Inc.(a)(b)	993	55,727
Mercury Systems, Inc.(a)	2,268	178,968
Moog, Inc., Class A	1,238	373,022
National Presto Industries, Inc.	240	33,562
Red Cat Holdings, Inc.(a)(b)	4,677	54,815
Redwire Corp.(a)	4,541	41,732
StandardAero, Inc.(a)(b)	4,893	121,640
V2X, Inc.(a)	745	50,519
Voyager Technologies, Inc., Class A(a)(b)	552	14,578
VSE Corp.	1,128	193,655
		4,405,004
Air Freight & Logistics — 0.2%
GXO Logistics, Inc.(a)	5,137	293,477
Hub Group, Inc., Class A	2,491	109,180
		402,657
Automobile Components — 1.1%
Adient PLC(a)	3,453	72,686
Autoliv, Inc.	3,006	348,485
BorgWarner, Inc.	9,206	524,466
Dana, Inc.	4,651	169,529
Dorman Products, Inc.(a)	1,152	129,611
Fox Factory Holding Corp.(a)	1,765	31,329
Garrett Motion, Inc.	5,160	132,148
Gentex Corp.	9,329	215,593
Gentherm, Inc.(a)	1,305	39,280
Goodyear Tire & Rubber Co. (The)(a)	11,414	80,811
Kodiak AI, Inc.(a)(b)	4,064	34,463
LCI Industries	1,064	126,850
Lear Corp.	2,355	299,391
Mobileye Global, Inc., Class A(a)(b)	7,080	61,525
Patrick Industries, Inc.	1,418	131,874
Phinia, Inc.	1,729	124,747
QuantumScape Corp., Class A(a)(b)	20,348	148,337
Solid Power, Inc., Class A(a)(b)	7,228	24,937
Standard Motor Products, Inc.	926	34,605
Visteon Corp.	1,090	121,764
XPEL, Inc.(a)(b)	947	45,096
		2,897,527
Automobiles — 0.1%
Harley-Davidson, Inc.	5,187	123,917
Lucid Group, Inc.(a)(b)	6,397	40,749
Thor Industries, Inc.	2,250	177,840
Winnebago Industries, Inc.	1,090	35,545
		378,051
Security	Shares	Value
Banks — 6.6%
1st Source Corp.	824	$ 60,589
Amalgamated Financial Corp.	716	29,270
Ameris Bancorp	2,743	233,841
Associated Banc-Corp.	7,419	208,919
Atlantic Union Bankshares Corp.	5,762	216,939
Axos Financial, Inc.(a)	2,167	208,986
Banc of California, Inc.	5,418	101,479
BancFirst Corp.	917	102,346
Bancorp, Inc. (The)(a)	1,829	109,429
Bank First Corp.	440	63,936
Bank of Hawaii Corp.	1,740	138,347
Bank OZK	4,444	214,023
BankUnited, Inc.	3,072	142,787
Banner Corp.	1,400	93,674
Beacon Financial Corp.	3,606	102,879
BOK Financial Corp.	911	121,883
Burke & Herbert Financial Services Corp.	740	47,589
Business First Bancshares, Inc.	1,254	34,335
Byline Bancorp, Inc.	1,489	47,871
Capitol Federal Financial, Inc.	5,206	39,982
Cathay General Bancorp	2,800	156,884
Central Pacific Financial Corp.	1,087	36,175
City Holding Co.	607	74,637
CNB Financial Corp.	1,310	39,798
Coastal Financial Corp.(a)(b)	533	40,305
Columbia Banking System, Inc.	12,550	371,480
Columbia Financial, Inc.(a)(b)	1,160	22,307
Commerce Bancshares, Inc.	6,068	315,718
Community Financial System, Inc.	2,251	142,623
Community Trust Bancorp, Inc.	713	46,295
ConnectOne Bancorp, Inc.	2,081	60,807
Cullen/Frost Bankers, Inc.	2,655	384,789
Customers Bancorp, Inc.(a)	1,410	107,541
CVB Financial Corp.	6,840	139,331
Dime Community Bancshares, Inc.	1,797	64,494
East West Bancorp, Inc.	6,154	778,296
Eastern Bankshares, Inc.	9,321	188,564
Enterprise Financial Services Corp.	1,656	95,750
Equity Bancshares, Inc., Class A	741	33,597
Esquire Financial Holdings, Inc.	330	34,690
FB Financial Corp.	1,772	95,812
First Bancorp	1,673	96,599
First Bancorp	6,409	155,611
First Busey Corp.	3,804	99,665
First Commonwealth Financial Corp.	4,158	76,549
First Financial Bancorp	4,051	122,664
First Financial Bankshares, Inc.	5,380	173,613
First Hawaiian, Inc.	5,466	149,113
First Horizon Corp.	21,316	532,047
First Interstate BancSystem, Inc., Class A	3,954	140,327
First Merchants Corp.	2,609	105,508
First Mid Bancshares, Inc.	921	38,765
Firstsun Capital Bancorp(a)	981	34,688
Five Star Bancorp	676	27,344
Flagstar Bank N.A.	13,088	182,839
FNB Corp.	14,386	256,790
Fulton Financial Corp.	8,539	184,357
German American Bancorp, Inc.	1,631	70,247
Glacier Bancorp, Inc.	5,401	264,919
Hancock Whitney Corp.	3,616	244,116
Hanmi Financial Corp.	1,367	40,887
Heritage Financial Corp.	1,458	40,124
Schedule of Investments
9

Schedule of Investments  (continued)
April 30, 2026
iShares® Morningstar Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Banks (continued)
Hilltop Holdings, Inc.	1,833	$ 69,049
Home BancShares, Inc.	8,226	221,033
HomeTrust Bancshares, Inc.	741	33,842
Hope Bancorp, Inc.	5,422	67,504
Horizon Bancorp, Inc.	2,081	37,666
Independent Bank Corp.	2,086	162,687
International Bancshares Corp.	2,387	171,243
Lakeland Financial Corp.	1,124	68,025
Live Oak Bancshares, Inc.	1,576	59,258
Mechanics Bancorp, Class A	2,041	30,135
Mercantile Bank Corp.	679	34,840
Metropolitan Bank Holding Corp.	516	45,589
National Bank Holdings Corp., Class A	1,883	80,404
NB Bancorp, Inc.	1,786	35,059
NBT Bancorp, Inc.	2,117	92,492
Nicolet Bankshares, Inc.	801	117,331
Northeast Bank	356	44,269
Northwest Bancshares, Inc.	5,697	78,790
OceanFirst Financial Corp.	2,460	46,912
OFG Bancorp	1,857	85,348
Old National Bancorp	15,286	366,405
Old Second Bancorp, Inc.	2,241	46,187
Origin Bancorp, Inc.	1,325	62,037
Park National Corp.	648	111,579
Pathward Financial, Inc.(b)	957	83,106
Peoples Bancorp, Inc.	1,556	53,526
Pinnacle Financial Partners, Inc.	6,509	644,000
Popular, Inc.	2,846	427,839
Prosperity Bancshares, Inc.	4,013	279,505
Provident Financial Services, Inc.	5,371	121,814
QCR Holdings, Inc.	675	61,034
Renasant Corp.	3,994	159,321
Republic Bancorp, Inc., Class A	382	28,929
S&T Bancorp, Inc.	1,553	68,534
Seacoast Banking Corp. of Florida	4,241	133,464
ServisFirst Bancshares, Inc.	2,376	189,177
Simmons First National Corp., Class A	5,908	125,604
Southside Bancshares, Inc.	1,254	41,420
SouthState Bank Corp.	4,291	419,102
Stellar Bancorp, Inc.	2,180	81,881
Stock Yards Bancorp, Inc.	1,159	83,831
Texas Capital Bancshares, Inc.(a)	1,899	191,229
Tompkins Financial Corp.	607	51,152
Towne Bank	3,907	138,933
TriCo Bancshares	1,374	69,071
Triumph Financial, Inc.(a)	931	63,010
TrustCo Bank Corp.	802	38,175
Trustmark Corp.	2,519	111,768
UMB Financial Corp.	3,173	400,337
United Bankshares, Inc.	6,148	269,344
United Community Banks, Inc.	5,021	167,350
Univest Financial Corp.	1,308	49,691
Valley National Bancorp	19,852	269,392
WaFd, Inc.	3,236	114,554
Webster Financial Corp.	7,145	517,012
WesBanco, Inc.	3,980	136,832
Westamerica BanCorp	1,017	55,752
Western Alliance Bancorp	4,886	398,404
Wintrust Financial Corp.	2,790	420,090
WSFS Financial Corp.	2,356	169,561
Zions Bancorp N.A.	6,206	393,585
		17,780,782
Security	Shares	Value
Beverages — 0.7%
Boston Beer Co., Inc. (The), Class A(a)(b)	353	$ 83,675
Brown-Forman Corp., Class A	1,904	50,037
Brown-Forman Corp., Class B, NVS	13,016	335,422
Celsius Holdings, Inc.(a)	7,179	240,999
Coca-Cola Consolidated, Inc.	2,309	473,507
Molson Coors Beverage Co., Class B	7,398	316,190
National Beverage Corp.(a)	1,176	40,243
Primo Brands Corp., Class A	9,026	183,950
Vita Coco Co., Inc. (The)(a)	1,825	120,432
		1,844,455
Biotechnology — 5.6%
ACADIA Pharmaceuticals, Inc.(a)	5,423	121,746
ADMA Biologics, Inc.(a)	10,456	107,174
Agios Pharmaceuticals, Inc.(a)	2,577	72,156
Alkermes PLC(a)	6,952	234,352
AnaptysBio, Inc.(a)(b)	796	52,321
Anavex Life Sciences Corp.(a)(b)	3,610	12,057
Apellis Pharmaceuticals, Inc.(a)	3,551	145,413
Apogee Therapeutics, Inc.(a)	1,732	143,565
Arbutus Biopharma Corp.(a)(b)	5,812	24,410
Arcus Biosciences, Inc.(a)	3,758	95,829
Arcutis Biotherapeutics, Inc.(a)(b)	4,774	110,852
Ardelyx, Inc.(a)	9,778	61,895
ArriVent Biopharma, Inc.(a)(b)	563	17,504
Arrowhead Pharmaceuticals, Inc.(a)	5,287	388,489
ARS Pharmaceuticals, Inc.(a)	1,371	11,324
Aurinia Pharmaceuticals, Inc.(a)	5,259	80,910
Beam Therapeutics, Inc.(a)	4,026	122,109
Bicara Therapeutics, Inc.(a)(b)	1,290	27,838
BioCryst Pharmaceuticals, Inc.(a)	9,320	85,371
Biohaven Ltd.(a)	5,226	50,117
BioMarin Pharmaceutical, Inc.(a)	8,382	451,874
BridgeBio Oncology Therapeutics, Inc.(a)(b)	2,664	22,404
Bridgebio Pharma, Inc.(a)	6,196	440,598
CareDx, Inc.(a)	2,394	49,819
Catalyst Pharmaceuticals, Inc.(a)	5,020	141,213
Celcuity, Inc.(a)	1,056	128,146
Celldex Therapeutics, Inc.(a)(b)	2,854	93,840
CG oncology, Inc.(a)	2,592	172,990
Cogent Biosciences, Inc.(a)	5,185	185,571
CRISPR Therapeutics AG(a)(b)	4,149	217,159
Cytokinetics, Inc.(a)	5,159	330,021
Denali Therapeutics, Inc.(a)	6,319	118,292
Dianthus Therapeutics, Inc.(a)	1,619	142,148
Disc Medicine, Inc.(a)	1,122	73,996
Dyne Therapeutics, Inc.(a)(b)	5,949	104,405
Exelixis, Inc.(a)	11,158	496,085
Geron Corp.(a)	24,157	37,202
GRAIL, Inc.(a)	1,107	60,309
Halozyme Therapeutics, Inc.(a)	5,452	347,074
Ideaya Biosciences, Inc.(a)	3,701	107,699
ImmunityBio, Inc.(a)(b)	14,709	104,434
Immunome, Inc.(a)(b)	4,093	93,893
Immunovant, Inc.(a)(b)	3,497	94,926
Inhibrx Biosciences, Inc.(a)	396	51,167
Intellia Therapeutics, Inc.(a)(b)	4,971	67,009
Ionis Pharmaceuticals, Inc.(a)	6,574	491,472
Iovance Biotherapeutics, Inc.(a)(b)	14,240	47,846
Janux Therapeutics, Inc.(a)	1,684	24,199
Kiniksa Pharmaceuticals International PLC(a)	1,667	89,651
Kodiak Sciences, Inc.(a)	1,720	74,786
Krystal Biotech, Inc., Class A3(a)	1,138	298,452
102026 iShares Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
April 30, 2026
iShares® Morningstar Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Biotechnology (continued)
Kura Oncology, Inc.(a)	2,966	$ 26,190
Kymera Therapeutics, Inc.(a)	2,375	192,541
Lexeo Therapeutics, Inc.(a)	2,491	14,186
Madrigal Pharmaceuticals, Inc.(a)	807	417,534
MannKind Corp.(a)(b)	13,041	36,906
MapLight Therapeutics, Inc.(a)(b)	726	23,138
MeiraGTx Holdings PLC(a)	1,551	14,300
MiMedx Group, Inc.(a)	5,052	16,975
Mineralys Therapeutics, Inc.(a)	2,194	58,470
Mirum Pharmaceuticals, Inc.(a)	2,189	213,012
Moderna, Inc.(a)	15,206	698,564
Monte Rosa Therapeutics, Inc.(a)(b)	1,909	36,557
Myriad Genetics, Inc.(a)	3,730	17,718
Neurocrine Biosciences, Inc.(a)	4,345	572,106
Novavax, Inc.(a)(b)	6,001	47,558
Nurix Therapeutics, Inc.(a)	3,722	62,157
Nuvalent, Inc., Class A(a)(b)	1,962	196,749
Palvella Therapeutics, Inc.(a)	361	46,324
Praxis Precision Medicines, Inc.(a)	991	315,961
Precigen, Inc.(a)(b)	8,581	35,697
Prime Medicine, Inc.(a)(b)	3,379	11,979
Protagonist Therapeutics, Inc.(a)	2,320	229,610
PTC Therapeutics, Inc.(a)	3,117	202,792
Recursion Pharmaceuticals, Inc., Class A(a)(b)	21,319	73,764
Relay Therapeutics, Inc.(a)	5,677	73,574
Replimune Group, Inc.(a)(b)	2,242	5,762
Revolution Medicines, Inc.(a)	8,210	1,183,225
Rezolute, Inc.(a)	3,282	10,502
Rhythm Pharmaceuticals, Inc.(a)	2,306	187,616
Roivant Sciences Ltd.(a)	17,075	487,150
Sarepta Therapeutics, Inc.(a)	4,505	94,064
Savara, Inc.(a)	4,167	21,835
Scholar Rock Holding Corp.(a)(b)	3,592	167,423
Sionna Therapeutics, Inc.(a)(b)	510	19,737
Soleno Therapeutics, Inc.(a)	1,903	100,516
Spyre Therapeutics, Inc.(a)	2,792	207,864
Syndax Pharmaceuticals, Inc.(a)(b)	3,503	75,069
Tango Therapeutics, Inc.(a)	3,411	73,746
Taysha Gene Therapies, Inc.(a)(b)	8,366	53,459
TG Therapeutics, Inc.(a)	6,409	216,496
Travere Therapeutics, Inc.(a)	3,703	155,970
Twist Bioscience Corp.(a)	2,626	153,490
Ultragenyx Pharmaceutical, Inc.(a)	3,945	97,402
uniQure NV(a)	2,342	46,723
Vaxcyte, Inc.(a)	5,598	320,430
Vera Therapeutics, Inc., Class A(a)	2,414	85,963
Veracyte, Inc.(a)	3,164	104,159
Vericel Corp.(a)	2,158	74,947
Viking Therapeutics, Inc.(a)(b)	4,643	144,769
Vir Biotechnology, Inc.(a)	4,861	49,655
Viridian Therapeutics, Inc.(a)(b)	3,603	48,568
Xencor, Inc.(a)	2,593	30,935
Zymeworks, Inc.(a)	1,740	47,920
		15,023,869
Broadline Retail — 0.4%
Dillard’s, Inc., Class A(b)	173	98,475
Etsy, Inc.(a)	4,312	277,434
Groupon, Inc.(a)	1,088	15,460
Kohl’s Corp.	4,614	65,380
Macy’s, Inc.	11,585	226,487
Ollie’s Bargain Outlet Holdings, Inc.(a)	2,717	235,048
Security	Shares	Value
Broadline Retail (continued)
Pattern Group, Inc., Class A(a)	1,373	$ 18,494
Savers Value Village, Inc.(a)(b)	1,055	8,915
		945,693
Building Products — 2.2%
A. O. Smith Corp.	5,017	310,251
AAON, Inc.	2,973	277,411
Advanced Drainage Systems, Inc.	3,037	453,272
American Woodmark Corp.(a)	644	28,130
Apogee Enterprises, Inc.	861	31,340
Armstrong World Industries, Inc.	1,912	325,786
AZZ, Inc.	1,256	179,658
Builders FirstSource, Inc.(a)	4,993	394,896
CSW Industrials, Inc.	721	209,955
Fortune Brands Innovations, Inc.	5,126	207,808
Gibraltar Industries, Inc.(a)	1,307	51,012
Griffon Corp.	1,762	160,642
Hayward Holdings, Inc.(a)	8,934	134,099
Janus International Group, Inc.(a)	4,792	24,918
Masco Corp.	9,314	668,932
Masterbrand, Inc.(a)	5,349	48,034
Modine Manufacturing Co.(a)	2,182	555,603
Owens Corning	3,778	465,979
Resideo Technologies, Inc.(a)	6,154	254,591
Simpson Manufacturing Co., Inc.	1,845	351,897
Tecnoglass, Inc.	1,026	44,200
Trex Co., Inc.(a)	4,699	184,201
UFP Industries, Inc.	2,672	239,117
Zurn Elkay Water Solutions Corp.	6,655	345,794
		5,947,526
Capital Markets — 3.2%
Acadian Asset Management, Inc.	1,225	82,504
Affiliated Managers Group, Inc.	1,259	370,990
Artisan Partners Asset Management, Inc., Class A	3,107	116,326
BGC Group, Inc., Class A	15,575	174,907
Blue Owl Capital, Inc., Class A	27,039	263,630
Cohen & Steers, Inc.	1,227	86,246
DigitalBridge Group, Inc., Class A	6,686	104,034
Donnelley Financial Solutions, Inc.(a)	1,047	52,664
Evercore, Inc., Class A	1,649	529,807
FactSet Research Systems, Inc.	1,675	381,196
Federated Hermes, Inc., Class B, NVS	3,558	206,684
Franklin Resources, Inc.	12,603	377,712
Freedom Holding Corp.(a)(b)	805	120,613
Galaxy Digital, Inc., Class A(a)(b)	8,250	226,380
Gemini Space Station, Inc., Class A(a)	1,575	6,993
Hamilton Lane, Inc., Class A	1,693	155,739
Houlihan Lokey, Inc., Class A	2,400	371,400
Invesco Ltd.	15,103	395,850
Janus Henderson Group PLC	5,367	276,991
Jefferies Financial Group, Inc.	7,025	338,746
Lazard, Inc.	4,197	203,555
MarketAxess Holdings, Inc.	1,632	256,534
Miami International Holdings, Inc.(a)	717	33,333
Moelis & Co., Class A	3,257	212,096
Morningstar, Inc.	1,119	188,786
Oppenheimer Holdings, Inc., Class A, NVS	265	30,337
Perella Weinberg Partners, Class A	2,717	61,785
Piper Sandler Cos.	2,719	237,097
PJT Partners, Inc., Class A	974	148,769
Ridgepost Capital, Inc., Class A	2,393	18,976
SEI Investments Co.	4,251	385,481
StepStone Group, Inc., Class A	3,175	167,958
Schedule of Investments
11

Schedule of Investments  (continued)
April 30, 2026
iShares® Morningstar Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Capital Markets (continued)
Stifel Financial Corp.	6,701	$ 528,106
StoneX Group, Inc.(a)	2,998	317,878
TPG, Inc., Class A	5,623	245,275
Tradeweb Markets, Inc., Class A	5,101	577,688
Victory Capital Holdings, Inc., Class A	2,022	158,747
Virtu Financial, Inc., Class A	3,559	176,740
Virtus Investment Partners, Inc.	277	40,317
WisdomTree, Inc.	5,289	89,913
		8,718,783
Chemicals — 2.6%
Albemarle Corp.	5,174	1,017,726
Ashland, Inc.	1,951	103,910
ASP Isotopes, Inc.(a)(b)	4,615	24,275
Avient Corp.	3,843	142,498
Axalta Coating Systems Ltd.(a)	9,069	257,922
Balchem Corp.	1,430	231,117
Cabot Corp.	2,237	172,159
Celanese Corp., Class A	4,551	308,376
CF Industries Holdings, Inc.	6,928	860,458
Chemours Co. (The)	6,561	176,819
Eastman Chemical Co.	5,100	372,759
Ecovyst, Inc.(a)	4,718	66,901
Element Solutions, Inc.	9,624	409,886
FMC Corp.	5,095	78,361
Hawkins, Inc.	844	141,328
HB Fuller Co.	2,286	138,349
Huntsman Corp.	6,937	99,685
Ingevity Corp.(a)	1,451	110,552
Innospec, Inc.	1,044	79,615
Minerals Technologies, Inc.	1,276	91,795
Mosaic Co. (The)	13,585	316,123
NewMarket Corp.	319	215,523
Olin Corp.	4,895	139,410
Perimeter Solutions, Inc.(a)	5,867	177,770
PureCycle Technologies, Inc.(a)(b)	5,774	43,189
Quaker Chemical Corp.	612	83,165
Scotts Miracle-Gro Co. (The)	1,917	120,196
Sensient Technologies Corp.	1,856	210,916
Solstice Advanced Materials, Inc.	7,014	574,797
Stepan Co.	889	44,477
Westlake Corp.	1,501	173,035
		6,983,092
Commercial Services & Supplies — 1.2%
ABM Industries, Inc.	2,547	103,918
ACV Auctions, Inc., Class A(a)	6,805	35,318
Brady Corp., Class A, NVS	1,870	153,003
BrightView Holdings, Inc.(a)	2,490	29,631
Brink’s Co. (The)	1,824	194,712
Casella Waste Systems, Inc., Class A(a)(b)	2,742	217,303
Cimpress PLC(a)	665	58,826
Clean Harbors, Inc.(a)	2,252	704,155
CoreCivic, Inc.(a)	4,822	98,658
Deluxe Corp.	1,844	57,441
Enviri Corp.(a)	3,151	62,043
GEO Group, Inc. (The)(a)	5,868	108,617
Healthcare Services Group, Inc.(a)	2,972	63,631
HNI Corp.	2,911	106,368
Interface, Inc., Class A	2,348	65,462
Liquidity Services, Inc.(a)	1,003	35,757
MillerKnoll, Inc.	2,933	47,163
MSA Safety, Inc.	1,632	271,548
OPENLANE, Inc.(a)	4,416	138,839
Security	Shares	Value
Commercial Services & Supplies (continued)
Pitney Bowes, Inc.	1,653	$ 25,555
Tetra Tech, Inc.	11,044	356,942
UniFirst Corp.	637	162,760
Vestis Corp.(a)	5,719	55,589
		3,153,239
Communications Equipment — 1.8%
ADTRAN Holdings, Inc.(a)(b)	3,239	57,298
Applied Optoelectronics, Inc.(a)(b)	2,766	454,620
Calix, Inc.(a)	2,581	112,428
Digi International, Inc.(a)(b)	1,535	86,021
Extreme Networks, Inc.(a)	5,930	130,994
Harmonic, Inc.(a)	4,978	56,898
Lumentum Holdings, Inc.(a)	3,141	2,834,187
NETGEAR, Inc.(a)	1,210	30,577
NetScout Systems, Inc.(a)	2,968	100,022
Ondas, Inc.(a)(b)	18,751	188,260
Viasat, Inc.(a)	4,565	300,879
Viavi Solutions, Inc.(a)	9,156	479,774
Vistance Networks, Inc.	9,021	115,424
		4,947,382
Construction & Engineering — 2.2%
API Group Corp.(a)	16,709	763,936
Arcosa, Inc.	2,023	255,849
Argan, Inc.	574	384,569
Bowman Consulting Group Ltd.(a)	590	18,620
Centuri Holdings, Inc.(a)(b)	1,081	40,646
Construction Partners, Inc., Class A(a)	2,065	255,358
Dycom Industries, Inc.(a)	1,220	505,202
Everus Construction Group, Inc.(a)	2,244	330,833
Fluor Corp.(a)	6,993	373,077
Granite Construction, Inc.	1,806	247,548
IES Holdings, Inc.(a)	369	237,666
Legence Corp., Class A(a)	1,645	143,049
Limbach Holdings, Inc.(a)(b)	464	46,293
MYR Group, Inc.(a)	656	265,555
Primoris Services Corp.	2,343	424,434
Sterling Infrastructure, Inc.(a)	1,339	690,415
Terrestrial Energy, Inc., Class A(a)(b)	2,308	16,756
Tutor Perini Corp.	1,912	177,663
Valmont Industries, Inc.	883	448,599
WillScot Holdings Corp., Class A	8,056	182,388
		5,808,456
Construction Materials — 0.2%
Eagle Materials, Inc.	1,379	289,742
Knife River Corp.(a)(b)	2,263	209,440
United States Lime & Minerals, Inc.(b)	476	51,251
		550,433
Consumer Finance — 1.0%
Ally Financial, Inc.	12,173	540,359
Atlanticus Holdings Corp.(a)	254	20,170
Bread Financial Holdings, Inc.	1,791	151,841
Credit Acceptance Corp.(a)(b)	258	130,267
Dave, Inc., Class A(a)	433	117,772
Encore Capital Group, Inc.(a)	944	78,135
Enova International, Inc.(a)	1,051	178,050
EZCORP, Inc., Class A, NVS(a)(b)	2,493	81,721
Figure Technology Solutions, Inc., Class A(a)(b)	1,432	50,263
FirstCash Holdings, Inc.	1,757	383,413
Jefferson Capital, Inc.	426	8,835
LendingClub Corp.(a)	4,906	83,745
LendingTree, Inc.(a)	494	24,497
122026 iShares Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
April 30, 2026
iShares® Morningstar Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Consumer Finance (continued)
Navient Corp.	3,049	$ 28,173
Nelnet, Inc., Class A	505	71,558
OneMain Holdings, Inc.	5,271	309,777
PROG Holdings, Inc.	1,741	62,380
SLM Corp.	8,456	195,164
Upstart Holdings, Inc.(a)(b)	3,641	114,983
		2,631,103
Consumer Staples Distribution & Retail — 0.8%
Albertsons Cos., Inc., Class A	15,922	268,286
Andersons, Inc. (The)	1,454	114,197
BJ’s Wholesale Club Holdings, Inc.(a)	5,106	479,402
Chefs’ Warehouse, Inc. (The)(a)	1,617	125,479
Grocery Outlet Holding Corp.(a)	4,097	32,407
Ingles Markets, Inc., Class A	647	59,181
Maplebear, Inc.(a)	8,085	342,400
Natural Grocers by Vitamin Cottage, Inc.	293	8,485
PriceSmart, Inc.	1,028	161,314
Sprouts Farmers Market, Inc.(a)(b)	4,308	352,610
United Natural Foods, Inc.(a)	2,605	130,302
Weis Markets, Inc.	580	40,705
		2,114,768
Containers & Packaging — 1.0%
AptarGroup, Inc.	2,880	356,198
Avery Dennison Corp.	3,473	569,329
Ball Corp.	11,104	678,232
Crown Holdings, Inc.	5,153	506,592
Eightco Holdings, Inc.(a)(b)	4,927	3,888
Graphic Packaging Holding Co.	12,024	114,589
Greif, Inc., Class A, NVS	1,074	70,068
O-I Glass, Inc.(a)	6,498	59,197
Silgan Holdings, Inc.	3,877	157,212
Sonoco Products Co.	4,319	215,777
TriMas Corp.	1,488	55,086
		2,786,168
Distributors — 0.3%
LKQ Corp.	11,381	359,412
Pool Corp.	1,614	344,298
		703,710
Diversified Consumer Services — 1.2%
ADT, Inc.	15,315	115,322
Bright Horizons Family Solutions, Inc.(a)	2,441	197,990
Carriage Services, Inc.	611	30,000
Coursera, Inc.(a)(b)	5,072	30,178
Covista, Inc.(a)	1,504	173,291
Driven Brands Holdings, Inc.(a)(b)	2,714	36,829
Duolingo, Inc., Class A(a)	1,714	188,711
Frontdoor, Inc.(a)	3,192	219,067
Graham Holdings Co., Class B	146	163,887
Grand Canyon Education, Inc.(a)	1,246	210,661
H&R Block, Inc.	5,562	176,482
KinderCare Learning Cos., Inc.(a)(b)	1,468	5,769
Laureate Education, Inc., Class A(a)	5,400	162,513
Liberty Live Holdings, Inc., Class A(a)	873	79,626
Liberty Live Holdings, Inc., Class C, NVS(a)(b)	2,044	191,318
Matthews International Corp., Class A	1,263	36,046
McGraw Hill, Inc.(a)(b)	1,080	13,057
Mister Car Wash, Inc.(a)	4,491	31,796
OneSpaWorld Holdings Ltd.	4,069	100,342
Perdoceo Education Corp.	2,778	94,285
Service Corp. International	6,255	506,843
Strategic Education, Inc.	982	76,989
Security	Shares	Value
Diversified Consumer Services (continued)
Stride, Inc.(a)	1,767	$ 171,682
Udemy, Inc.(a)	3,640	17,254
Universal Technical Institute, Inc.(a)	2,045	76,749
		3,106,687
Diversified REITs — 0.2%
American Assets Trust, Inc.	2,097	43,492
Broadstone Net Lease, Inc.	7,656	151,589
Essential Properties Realty Trust, Inc.	9,245	290,570
Global Net Lease, Inc.	8,636	82,560
		568,211
Diversified Telecommunication Services — 0.4%
Cogent Communications Holdings, Inc.	1,991	45,096
GCI Liberty, Inc., Class A(a)	136	4,741
GCI Liberty, Inc., Class C, NVS(a)	1,255	42,984
Globalstar, Inc.(a)	2,173	178,838
IDT Corp., Class B	864	43,330
Iridium Communications, Inc.	4,302	168,079
Liberty Global Ltd., Class A(a)	7,319	84,754
Liberty Global Ltd., Class C, NVS(a)	5,628	63,821
Liberty Latin America Ltd., Class A(a)	1,495	12,139
Liberty Latin America Ltd., Class C, NVS(a)	4,783	39,747
Lumen Technologies, Inc.(a)	40,249	355,801
Uniti Group, Inc.(a)	8,126	96,131
		1,135,461
Electric Utilities — 0.8%
Hawaiian Electric Industries, Inc.(a)	7,607	114,637
IDACORP, Inc.	2,258	333,597
MGE Energy, Inc.	1,607	128,914
OGE Energy Corp.	8,827	430,758
Otter Tail Corp.	1,820	162,417
Pinnacle West Capital Corp.	5,263	545,878
Portland General Electric Co.	4,813	249,939
TXNM Energy, Inc.	4,172	246,398
		2,212,538
Electrical Equipment — 1.9%
Acuity, Inc.	1,318	381,917
Allient, Inc.	583	44,413
American Superconductor Corp.(a)	1,938	103,761
Amprius Technologies, Inc.(a)	5,023	105,784
Array Technologies, Inc.(a)(b)	6,007	46,494
Atkore, Inc.	1,436	112,223
EnerSys	1,610	343,349
Enovix Corp.(a)(b)	6,636	44,262
Eos Energy Enterprises, Inc., Class A(a)(b)	14,221	95,281
Generac Holdings, Inc.(a)	2,632	682,293
LSI Industries, Inc.	1,101	26,765
NANO Nuclear Energy, Inc.(a)(b)	1,298	30,347
Nextpower, Inc., Class A(a)	6,476	771,486
NuScale Power Corp., Class A(a)	12,374	154,180
Plug Power, Inc.(a)(b)	61,495	192,479
Powell Industries, Inc.	1,221	338,547
Power Solutions International, Inc.(a)(b)	248	18,171
Preformed Line Products Co.	116	38,541
Regal Rexnord Corp.	2,925	628,963
Sensata Technologies Holding PLC	6,385	265,872
SES AI Corp., Class A(a)(b)	8,208	8,618
Shoals Technologies Group, Inc., Class A(a)	7,070	56,136
Sunrun, Inc.(a)	9,234	117,549
T1 Energy, Inc.(a)	7,575	36,360
Schedule of Investments
13

Schedule of Investments  (continued)
April 30, 2026
iShares® Morningstar Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Electrical Equipment (continued)
Thermon Group Holdings, Inc.(a)	1,378	$ 83,355
Vicor Corp.(a)	1,016	273,578
		5,000,724
Electronic Equipment, Instruments & Components — 2.8%
Advanced Energy Industries, Inc.	1,669	640,746
Aeva Technologies, Inc.(a)(b)	675	10,793
Arlo Technologies, Inc.(a)	4,468	62,775
Arrow Electronics, Inc.(a)	2,087	392,001
Avnet, Inc.	3,441	283,917
Badger Meter, Inc.	1,283	155,128
Bel Fuse, Inc., Class B, NVS	466	128,541
Belden, Inc.	1,694	190,541
Benchmark Electronics, Inc.	1,427	117,085
Cognex Corp.	7,093	393,732
Crane NXT Co.	2,386	106,606
CTS Corp.	1,285	73,374
Daktronics, Inc.(a)	1,724	33,894
ePlus, Inc.	1,119	94,768
Evolv Technologies Holdings, Inc., Class A(a)	4,754	34,229
Insight Enterprises, Inc.(a)	1,228	89,521
IPG Photonics Corp.(a)	1,142	135,807
Itron, Inc.(a)	1,994	167,097
Kimball Electronics, Inc.(a)	1,025	27,685
Knowles Corp.(a)(b)	3,651	113,875
Littelfuse, Inc.	1,097	443,375
Mirion Technologies, Inc., Class A(a)	10,057	198,626
Napco Security Technologies, Inc.	1,527	71,387
Novanta, Inc.(a)	1,563	202,455
OSI Systems, Inc.(a)	692	198,549
Ouster, Inc.(a)(b)	2,537	68,398
PC Connection, Inc.	561	35,758
Plexus Corp.(a)	1,116	279,647
Powerfleet, Inc.(a)	5,113	16,464
Ralliant Corp.	5,002	227,291
Rogers Corp.(a)	740	100,455
Sanmina Corp.(a)	2,193	477,679
ScanSource, Inc.(a)	1,127	46,342
TD SYNNEX Corp.	3,417	779,691
TTM Technologies, Inc.(a)	4,159	658,037
Vishay Intertechnology, Inc.	4,511	130,684
Vontier Corp.	6,560	235,373
		7,422,326
Energy Equipment & Services — 1.4%
Archrock, Inc.	7,547	292,446
Atlas Energy Solutions, Inc.	3,237	56,259
Bristow Group, Inc.	906	44,512
Cactus, Inc., Class A	2,991	166,659
Helix Energy Solutions Group, Inc.(a)	5,680	58,788
Helmerich & Payne, Inc.	4,139	167,133
Innovex International, Inc.(a)	1,690	46,931
Kodiak Gas Services, Inc.	2,319	157,228
Liberty Energy, Inc., Class A	6,878	232,408
Noble Corp. PLC	5,513	281,328
NOV, Inc.	16,005	327,462
Oceaneering International, Inc.(a)	4,396	165,026
Patterson-UTI Energy, Inc.	15,031	183,679
RPC, Inc.	3,896	30,700
Seadrill Ltd.(a)	2,590	128,697
Select Water Solutions, Inc., Class A	4,677	78,246
Solaris Energy Infrastructure, Inc., Class A	1,963	144,948
TETRA Technologies, Inc.(a)	5,618	53,483
Tidewater, Inc.(a)	2,044	182,591
Security	Shares	Value
Energy Equipment & Services (continued)
Transocean Ltd.(a)(b)	38,307	$ 261,254
Valaris Ltd.(a)	2,710	276,366
Weatherford International PLC	3,215	354,775
		3,690,919
Entertainment — 0.7%
AMC Entertainment Holdings, Inc., Class A(a)	22,087	33,572
Atlanta Braves Holdings, Inc., Class A(a)	465	24,608
Atlanta Braves Holdings, Inc., Class C, NVS(a)(b)	2,037	100,648
Cinemark Holdings, Inc.	4,434	130,892
IMAX Corp.(a)	1,933	73,493
Lionsgate Studios Corp.(a)(b)	9,910	123,280
Madison Square Garden Entertainment Corp., Class A(a)	1,765	118,114
Madison Square Garden Sports Corp., Class A(a)(b)	739	253,078
Playtika Holding Corp.	3,340	12,208
Roku, Inc., Class A(a)	5,658	659,496
Sphere Entertainment Co., Class A(a)	1,076	153,276
Warner Music Group Corp., Class A	6,053	171,118
		1,853,783
Financial Services — 1.5%
Better Home & Finance Holding Co.(a)	203	8,349
Burford Capital Ltd.	8,803	43,311
Cannae Holdings, Inc.	2,045	27,628
Cantaloupe, Inc.(a)(b)	2,568	28,043
Enact Holdings, Inc.	1,434	61,275
Essent Group Ltd.	4,062	245,832
Euronet Worldwide, Inc.(a)	1,774	128,402
EVERTEC, Inc.	2,631	77,693
Federal Agricultural Mortgage Corp., Class C, NVS	386	67,087
Flywire Corp.(a)	4,652	62,849
HA Sustainable Infrastructure Capital, Inc.	5,288	221,832
Jack Henry & Associates, Inc.	3,231	496,766
Jackson Financial, Inc., Class A	2,881	333,533
Marqeta, Inc., Class A(a)	16,222	70,404
Merchants Bancorp	954	44,399
MGIC Investment Corp.	9,235	244,543
NCR Atleos Corp.(a)	3,230	143,347
NMI Holdings, Inc., Class A(a)	3,233	125,150
Paymentus Holdings, Inc., Class A(a)(b)	2,444	68,554
Payoneer Global, Inc.(a)	9,105	45,343
PennyMac Financial Services, Inc., Class A	1,247	112,592
Radian Group, Inc.	6,270	224,654
Remitly Global, Inc.(a)	6,888	150,778
Sezzle, Inc.(a)(b)	840	66,864
Shift4 Payments, Inc., Class A(a)(b)	2,891	128,014
TFS Financial Corp.	2,482	37,329
UWM Holdings Corp., Class A	12,167	43,071
Velocity Financial, Inc.(a)	491	9,471
Voya Financial, Inc.	4,225	346,281
Walker & Dunlop, Inc.	1,453	73,159
Western Union Co. (The)	14,449	131,341
WEX, Inc.(a)	1,377	207,004
		4,074,898
Food Products — 1.2%
Cal-Maine Foods, Inc.	1,883	145,481
Campbell’s Co. (The)	8,728	181,455
Conagra Brands, Inc.	21,131	303,230
Darling Ingredients, Inc.(a)	6,465	415,247
Flowers Foods, Inc.	8,955	81,132
Fresh Del Monte Produce, Inc.	1,603	67,150
Freshpet, Inc.(a)	2,013	135,636
Hormel Foods Corp.	12,747	273,678
142026 iShares Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
April 30, 2026
iShares® Morningstar Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Food Products (continued)
Ingredion, Inc.	2,719	$ 303,821
J & J Snack Foods Corp.	666	58,781
J M Smucker Co. (The)	4,629	453,781
Lamb Weston Holdings, Inc.	5,745	250,195
Marzetti Co. (The)	897	116,861
Mission Produce, Inc.(a)	2,075	28,760
Pilgrim’s Pride Corp.	1,861	61,599
Post Holdings, Inc.(a)	1,810	189,597
Seaboard Corp.	11	62,545
Seneca Foods Corp., Class A(a)	203	28,392
Simply Good Foods Co. (The)(a)	3,730	49,870
Tootsie Roll Industries, Inc.	806	34,029
Utz Brands, Inc., Class A	3,279	26,101
Vital Farms, Inc.(a)	1,511	20,625
		3,287,966
Gas Utilities — 0.8%
Chesapeake Utilities Corp.	992	125,111
MDU Resources Group, Inc.	8,646	194,794
National Fuel Gas Co.	4,008	338,195
New Jersey Resources Corp.	4,305	242,415
Northwest Natural Holding Co.	1,787	94,711
ONE Gas, Inc.	2,503	223,318
Southwest Gas Holdings, Inc.	2,613	245,753
Spire, Inc.	2,539	231,506
UGI Corp.	9,506	343,071
		2,038,874
Ground Transportation — 1.0%
ArcBest Corp.	954	121,702
Avis Budget Group, Inc.(a)(b)	777	140,381
Hertz Global Holdings, Inc.(a)(b)	5,045	32,086
Knight-Swift Transportation Holdings, Inc.	6,943	450,601
Landstar System, Inc.	1,528	281,259
Lyft, Inc., Class A(a)	17,387	246,026
Marten Transport Ltd.	2,323	35,031
RXO, Inc.(a)	7,237	144,523
Ryder System, Inc.	1,798	456,278
Saia, Inc.(a)	1,170	525,119
Schneider National, Inc., Class B	1,999	62,149
U-Haul Holding Co.(a)(b)	345	17,719
U-Haul Holding Co., NVS	4,258	203,064
Werner Enterprises, Inc.	2,385	87,935
		2,803,873
Health Care Equipment & Supplies — 2.3%
Align Technology, Inc.(a)	3,139	552,495
Alphatec Holdings, Inc.(a)	4,857	47,404
Artivion, Inc.(a)	1,906	68,292
AtriCure, Inc.(a)	2,168	60,942
Axogen, Inc.(a)	2,077	89,726
Baxter International, Inc.	22,556	396,534
Beta Bionics, Inc.(a)(b)	736	7,507
CONMED Corp.	1,351	49,528
DENTSPLY SIRONA, Inc.	8,525	100,169
Embecta Corp.	2,402	21,978
Enovis Corp.(a)	2,355	55,201
Envista Holdings Corp.(a)	7,521	195,095
Establishment Labs Holdings, Inc.(a)(b)	1,084	74,395
Glaukos Corp.(a)	2,335	335,469
Globus Medical, Inc., Class A(a)	5,067	456,942
Haemonetics Corp.(a)	1,977	118,798
ICU Medical, Inc.(a)	1,018	121,346
Inspire Medical Systems, Inc.(a)	1,302	73,094
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Integer Holdings Corp.(a)	1,518	$ 134,358
Integra LifeSciences Holdings Corp.(a)	2,868	30,229
iRadimed Corp.	347	28,954
IRhythm Holdings, Inc.(a)	1,371	177,078
Kestra Medical Technologies Ltd.(a)(b)	1,299	26,915
Lantheus Holdings, Inc.(a)	2,996	253,522
LeMaitre Vascular, Inc.	909	99,763
LivaNova PLC(a)	2,371	142,497
Masimo Corp.(a)	2,087	372,383
Merit Medical Systems, Inc.(a)	2,576	175,632
Neogen Corp.(a)	8,557	80,436
Novocure Ltd.(a)	4,509	68,582
Omnicell, Inc.(a)	1,938	80,272
Penumbra, Inc.(a)	1,637	534,448
Procept Biorobotics Corp.(a)	2,302	55,340
Pulse Biosciences, Inc.(a)(b)	787	16,661
QuidelOrtho Corp.(a)	2,919	35,904
Solventum Corp.(a)(b)	6,099	410,829
STAAR Surgical Co.(a)(b)	1,461	38,512
Strive, Inc., Class A(a)(b)	1,653	25,390
Tandem Diabetes Care, Inc.(a)	2,916	56,935
Teleflex, Inc.	2,046	253,520
TransMedics Group, Inc.(a)	1,387	139,796
UFP Technologies, Inc.(a)	337	64,579
		6,127,450
Health Care Providers & Services — 2.2%
Acadia Healthcare Co., Inc.(a)	4,048	104,823
AdaptHealth Corp.(a)	3,999	52,427
Addus HomeCare Corp.(a)	807	78,190
Alignment Healthcare, Inc.(a)(b)	4,833	108,936
AMN Healthcare Services, Inc.(a)	1,720	35,208
Ardent Health, Inc.(a)	1,055	10,297
Astrana Health, Inc.(a)	1,989	67,904
Aveanna Healthcare Holdings, Inc.(a)	2,531	16,553
BrightSpring Health Services, Inc.(a)	3,007	144,246
Brookdale Senior Living, Inc.(a)	9,595	137,784
Castle Biosciences, Inc.(a)	1,204	29,486
Chemed Corp.	643	273,262
Clover Health Investments Corp., Class A(a)(b)	16,423	45,163
Concentra Group Holdings Parent, Inc.	5,233	117,586
CorVel Corp.(a)	1,303	74,870
DaVita, Inc.(a)(b)	1,555	241,243
Encompass Health Corp.	4,238	423,800
Ensign Group, Inc. (The)	2,535	473,259
GeneDx Holdings Corp., Class A(a)(b)	885	55,658
Guardant Health, Inc.(a)	5,574	485,384
Guardian Pharmacy Services, Inc., Class A(a)	960	35,616
HealthEquity, Inc.(a)	3,773	309,499
Henry Schein, Inc.(a)	4,632	345,501
Hims & Hers Health, Inc., Class A(a)(b)	8,941	242,927
Hinge Health, Inc., Class A(a)(b)	627	27,964
LifeStance Health Group, Inc.(a)	6,854	51,885
Molina Healthcare, Inc.(a)	2,246	437,117
National HealthCare Corp.	539	93,403
NeoGenomics, Inc.(a)	5,589	51,754
Nutex Health, Inc.(a)(b)	220	26,224
Omada Health, Inc.(a)(b)	379	5,526
OPKO Health, Inc.(a)	16,484	18,545
Option Care Health, Inc.(a)	7,237	147,128
PACS Group, Inc.(a)	1,970	66,093
Pediatrix Medical Group, Inc.(a)	3,699	83,264
Pennant Group, Inc. (The)(a)(b)	1,413	44,255
Schedule of Investments
15

Schedule of Investments  (continued)
April 30, 2026
iShares® Morningstar Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care Providers & Services (continued)
Privia Health Group, Inc.(a)	4,844	$ 120,373
Progyny, Inc.(a)	3,212	59,679
RadNet, Inc.(a)	2,852	161,281
Select Medical Holdings Corp.	4,799	78,752
Surgery Partners, Inc.(a)	3,095	43,423
U.S. Physical Therapy, Inc.	641	45,652
Universal Health Services, Inc., Class B	2,342	394,088
		5,866,028
Health Care REITs — 1.1%
Alexandria Real Estate Equities, Inc.	6,536	264,773
American Healthcare REIT, Inc.	7,144	362,772
CareTrust REIT, Inc.	9,320	367,674
Healthcare Realty Trust, Inc.	15,077	281,940
Healthpeak Properties, Inc.	30,872	499,200
LTC Properties, Inc.	2,009	76,784
Medical Properties Trust, Inc.	22,276	110,044
National Health Investors, Inc.	1,972	151,667
Omega Healthcare Investors, Inc.	12,671	595,157
Sabra Health Care REIT, Inc.	9,587	198,067
Sila Realty Trust, Inc.	2,457	74,767
		2,982,845
Health Care Technology — 0.2%
Certara, Inc.(a)	5,324	32,636
Claritev Corp., Class A(a)(b)	304	7,396
Doximity, Inc., Class A(a)	5,744	140,383
Evolent Health, Inc., Class A(a)(b)	4,674	17,528
HealthStream, Inc.	1,026	21,300
HeartFlow, Inc.(a)(b)	818	24,344
Phreesia, Inc.(a)	2,356	21,699
Schrodinger, Inc.(a)	2,439	29,170
Teladoc Health, Inc.(a)	7,546	45,729
Waystar Holding Corp.(a)	3,547	75,817
		416,002
Hotel & Resort REITs — 0.6%
Apple Hospitality REIT, Inc.	9,974	134,350
DiamondRock Hospitality Co.	8,847	90,239
Host Hotels & Resorts, Inc.	30,873	652,346
Park Hotels & Resorts, Inc.	8,802	100,959
Pebblebrook Hotel Trust	5,193	72,962
RLJ Lodging Trust	6,545	53,931
Ryman Hospitality Properties, Inc.	2,710	284,794
Sunstone Hotel Investors, Inc.	8,163	80,161
Xenia Hotels & Resorts, Inc.	4,080	66,381
		1,536,123
Hotels, Restaurants & Leisure — 2.8%
Accel Entertainment, Inc., Class A(a)	2,391	29,864
Aramark	11,563	528,313
Biglari Holdings, Inc., Class A(a)	2	3,260
Biglari Holdings, Inc., Class B, NVS(a)	30	9,277
BJ’s Restaurants, Inc.(a)	729	27,994
Boyd Gaming Corp.	2,489	216,419
Brinker International, Inc.(a)	1,956	297,781
Caesars Entertainment, Inc.(a)	9,017	250,673
Cava Group, Inc.(a)(b)	4,315	403,064
Cheesecake Factory, Inc. (The)	2,043	128,443
Choice Hotels International, Inc.(b)	1,191	118,004
Churchill Downs, Inc.	3,040	307,010
Cracker Barrel Old Country Store, Inc.	1,010	31,633
Domino’s Pizza, Inc.	1,398	474,509
Dutch Bros, Inc., Class A(a)(b)	5,029	289,218
First Watch Restaurant Group, Inc.(a)	1,726	22,645
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Global Business Travel Group I, Class A(a)(b)	6,792	$ 39,801
Hilton Grand Vacations, Inc.(a)	2,370	111,319
Hyatt Hotels Corp., Class A(b)	1,775	297,437
Life Time Group Holdings, Inc.(a)	5,317	142,549
Marriott Vacations Worldwide Corp.	1,309	94,261
MGM Resorts International(a)(b)	8,316	323,825
Monarch Casino & Resort, Inc.	599	71,095
Navan, Inc., Class A(a)(b)	1,595	27,897
Norwegian Cruise Line Holdings Ltd.(a)(b)	19,486	354,255
Papa John’s International, Inc.	1,366	49,436
Penn Entertainment, Inc.(a)	5,430	94,808
Planet Fitness, Inc., Class A(a)	3,570	238,012
Pursuit Attractions & Hospitality, Inc.(a)	932	39,219
Red Rock Resorts, Inc., Class A	2,229	120,277
Rush Street Interactive, Inc., Class A(a)(b)	3,878	108,972
Sabre Corp.(a)	15,993	29,267
Serve Robotics, Inc.(a)(b)	2,888	27,234
Shake Shack, Inc., Class A(a)	1,684	172,543
Sharplink, Inc.(a)(b)	8,766	63,115
Six Flags Entertainment Corp.(a)	4,182	78,538
Target Hospitality Corp.(a)	1,663	24,180
Texas Roadhouse, Inc.	2,943	473,794
Travel + Leisure Co.	2,809	181,630
United Parks & Resorts, Inc.(a)(b)	1,069	37,682
Vail Resorts, Inc.	1,563	198,782
Wendy’s Co. (The)	6,866	47,787
Wingstop, Inc.	1,228	201,466
Wyndham Hotels & Resorts, Inc.	3,222	262,206
Wynn Resorts Ltd.	3,686	394,807
		7,444,301
Household Durables — 1.3%
Cavco Industries, Inc.(a)	321	162,747
Century Communities, Inc.	1,102	61,734
Champion Homes, Inc.(a)	2,369	180,589
Dream Finders Homes, Inc., Class A(a)	1,154	16,848
Green Brick Partners, Inc.(a)	1,375	92,730
Installed Building Products, Inc.	1,022	294,898
KB Home	2,662	141,059
La-Z-Boy, Inc.	1,706	59,267
Leggett & Platt, Inc.	6,000	65,220
LGI Homes, Inc.(a)	873	42,751
M/I Homes, Inc.(a)	1,101	144,771
Meritage Homes Corp.	2,980	200,673
Mohawk Industries, Inc.(a)	2,165	228,538
Newell Brands, Inc.	16,610	67,769
Sonos, Inc.(a)	4,821	71,496
Taylor Morrison Home Corp., Class A(a)	4,457	270,718
Toll Brothers, Inc.	4,174	593,292
TopBuild Corp.(a)	1,233	545,849
Tri Pointe Homes, Inc.(a)	3,399	159,379
Whirlpool Corp.	2,823	158,257
		3,558,585
Household Products — 0.1%
Central Garden & Pet Co.(a)	403	14,919
Central Garden & Pet Co., Class A, NVS(a)	2,179	73,127
Energizer Holdings, Inc.	2,807	54,961
Reynolds Consumer Products, Inc.	2,426	50,873
Spectrum Brands Holdings, Inc.	990	81,774
WD-40 Co.	594	124,717
		400,371
162026 iShares Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
April 30, 2026
iShares® Morningstar Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Independent Power and Renewable Electricity Producers — 0.4%
AES Corp. (The)	31,308	$ 452,401
Clearway Energy, Inc., Class A	1,450	58,623
Clearway Energy, Inc., Class C	3,691	148,969
Hallador Energy Co.(a)	1,433	22,254
Ormat Technologies, Inc.	2,524	290,008
		972,255
Industrial REITs — 0.8%
Americold Realty Trust, Inc.	10,999	134,518
EastGroup Properties, Inc.	2,314	465,577
First Industrial Realty Trust, Inc.	5,322	330,017
Innovative Industrial Properties, Inc.	1,262	68,464
Lineage, Inc.	2,635	97,179
LXP Industrial Trust	2,631	133,971
Rexford Industrial Realty, Inc.	10,450	375,050
STAG Industrial, Inc.	8,225	317,320
Terreno Realty Corp.	4,445	289,814
		2,211,910
Insurance — 3.6%
Accelerant Holdings, Class A(a)(b)	1,674	21,779
American Financial Group, Inc.	3,164	421,666
AMERISAFE, Inc.	872	26,422
Assurant, Inc.	2,245	530,426
Assured Guaranty Ltd.	1,978	161,998
Ategrity Specialty Holdings LLC(a)	310	5,890
Axis Capital Holdings Ltd.	3,330	334,365
Baldwin Insurance Group, Inc. (The), Class A(a)(b)	4,111	93,402
Bowhead Specialty Holdings, Inc.(a)	674	16,028
Brighthouse Financial, Inc.(a)	2,611	162,561
CNO Financial Group, Inc.	4,335	192,691
Employers Holdings, Inc.	907	38,203
Erie Indemnity Co., Class A, NVS	1,107	242,356
Everest Group Ltd.	1,890	674,276
F&G Annuities & Life, Inc.	1,558	44,621
First American Financial Corp.	4,331	303,733
Genworth Financial, Inc., Class A(a)	17,919	157,508
Globe Life, Inc.	3,520	543,136
Goosehead Insurance, Inc., Class A(a)	1,043	46,716
Hamilton Insurance Group Ltd., Class B	1,783	58,429
Hanover Insurance Group, Inc. (The)	1,531	287,353
HCI Group, Inc.	452	69,414
Heritage Insurance Holdings, Inc.(a)	1,023	29,994
Hippo Holdings, Inc.(a)	816	21,485
Horace Mann Educators Corp.	1,680	76,339
Kemper Corp.	2,374	79,980
Kinsale Capital Group, Inc.	975	315,520
Lemonade, Inc.(a)	2,360	133,670
Lincoln National Corp.	7,481	282,857
Mercury General Corp.	1,103	107,333
Neptune Insurance Holdings, Inc., Class A(a)(b)	977	24,552
Old Republic International Corp.	10,172	406,371
Oscar Health, Inc., Class A(a)	8,473	156,412
Palomar Holdings, Inc.(a)	1,146	137,956
Primerica, Inc.	1,475	414,873
ProAssurance Corp.(a)	2,090	51,623
Reinsurance Group of America, Inc.	2,909	615,137
RenaissanceRe Holdings Ltd.	1,925	590,917
RLI Corp.	3,709	192,015
Root, Inc., Class A(a)	529	28,820
Ryan Specialty Holdings, Inc., Class A	4,590	159,594
Safety Insurance Group, Inc.	623	46,825
Selective Insurance Group, Inc.	2,672	224,314
SiriusPoint Ltd.(a)	3,476	81,373
Security	Shares	Value
Insurance (continued)
Skyward Specialty Insurance Group, Inc.(a)(b)	1,339	$ 60,858
Slide Insurance Holdings, Inc.(a)(b)	1,481	27,621
Stewart Information Services Corp.	1,276	89,307
Trupanion, Inc.(a)(b)	1,489	35,721
United Fire Group, Inc.	1,000	40,320
Universal Insurance Holdings, Inc.	1,143	45,297
Unum Group	6,681	537,019
White Mountains Insurance Group Ltd.	106	236,591
		9,683,667
Interactive Media & Services — 0.5%
Cargurus, Inc., Class A(a)	3,419	124,657
EverQuote, Inc., Class A(a)(b)	1,155	16,655
fuboTV, Inc., Class A(a)(b)	1,202	14,809
Getty Images Holdings, Inc., Class A(a)	2,156	1,660
Grindr, Inc.(a)	1,444	19,306
IAC, Inc.(a)	2,967	132,210
Match Group, Inc.	10,879	407,092
QuinStreet, Inc.(a)	2,221	28,340
Rumble, Inc., Class A(a)(b)	4,671	35,173
Shutterstock, Inc.	991	16,024
Snap, Inc., Class A, NVS(a)	46,668	283,275
Taboola.com Ltd.(a)(b)	5,848	21,989
TripAdvisor, Inc.(a)	4,847	53,947
Trump Media & Technology Group Corp., Class A(a)(b)	5,209	47,662
Webtoon Entertainment, Inc.(a)(b)	697	8,531
Yelp, Inc.(a)(b)	2,579	71,180
Ziff Davis, Inc.(a)(b)	1,670	76,419
ZoomInfo Technologies, Inc., Class A(a)	11,000	68,750
		1,427,679
IT Services — 0.8%
Akamai Technologies, Inc.(a)(b)	6,164	634,769
Applied Digital Corp.(a)(b)	10,970	375,722
BigBear.ai Holdings, Inc.(a)(b)	19,615	78,068
DigitalOcean Holdings, Inc.(a)	3,290	317,255
DXC Technology Co.(a)	7,322	82,885
EPAM Systems, Inc.(a)	2,446	278,306
Everforth, Inc.(a)	1,869	39,436
Fastly, Inc., Class A(a)	5,852	147,792
Grid Dynamics Holdings, Inc., Class A(a)	2,793	15,892
Kyndryl Holdings, Inc.(a)	10,206	141,047
Whitefiber, Inc.(a)(b)	406	6,216
		2,117,388
Leisure Products — 0.6%
Acushnet Holdings Corp.	1,234	119,476
Brunswick Corp.	2,775	220,474
Callaway Golf Co.(a)	5,592	85,558
Hasbro, Inc.	5,794	555,297
Latham Group, Inc.(a)	1,858	11,278
Mattel, Inc.(a)	14,187	213,940
Peloton Interactive, Inc., Class A(a)(b)	16,863	91,903
Polaris, Inc.	2,252	149,240
YETI Holdings, Inc.(a)(b)	3,389	133,730
		1,580,896
Life Sciences Tools & Services — 1.0%
10X Genomics, Inc., Class A(a)	5,140	113,337
Adaptive Biotechnologies Corp.(a)	4,510	63,591
Avantor, Inc.(a)	29,699	240,562
Azenta, Inc.(a)	1,801	44,251
BioLife Solutions, Inc.(a)	1,659	34,972
Bio-Rad Laboratories, Inc., Class A(a)	861	241,183
Bio-Techne Corp.	6,960	385,027
Schedule of Investments
17

Schedule of Investments  (continued)
April 30, 2026
iShares® Morningstar Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Life Sciences Tools & Services (continued)
Bruker Corp.	4,522	$ 166,003
Charles River Laboratories International, Inc.(a)	1,998	333,606
Fortrea Holdings, Inc.(a)	3,756	43,194
OmniAb, Inc., 12.50 Earnout Shares(a)(c)	359	—
OmniAb, Inc., 15.00 Earnout Shares(a)(c)	359	—
Pacific Biosciences of California, Inc.(a)(b)	9,977	15,863
Personalis, Inc.(a)	2,279	12,580
Repligen Corp.(a)	2,324	274,952
Revvity, Inc.	4,992	432,407
Sotera Health Co.(a)	6,730	104,719
Tempus AI, Inc., Class A(a)(b)	3,743	207,662
		2,713,909
Machinery — 5.4%
Aebi Schmidt Holding AG	1,595	18,534
AGCO Corp.	2,623	317,435
Alamo Group, Inc.	452	78,395
Albany International Corp., Class A	1,222	70,925
Alliance Laundry Holdings, Inc.(a)(b)	2,111	53,556
Allison Transmission Holdings, Inc.	3,754	504,350
Astec Industries, Inc.	936	60,859
Atmus Filtration Technologies, Inc.	704	44,634
Blue Bird Corp.(a)	1,414	90,652
CECO Environmental Corp.(a)	1,301	96,456
Chart Industries, Inc.(a)	1,986	412,889
CNH Industrial NV	39,007	417,765
Crane Co.	2,168	385,319
Donaldson Co., Inc.	5,102	449,843
Douglas Dynamics, Inc.	1,000	46,130
Energy Recovery, Inc.(a)	2,394	26,502
Enerpac Tool Group Corp., Class A	2,400	84,240
Enpro, Inc.	871	253,940
Esab Corp.	2,492	244,889
ESCO Technologies, Inc.	1,064	344,683
Federal Signal Corp.	2,679	329,865
Flowserve Corp.	5,806	427,554
Franklin Electric Co., Inc.	1,764	176,735
Gates Industrial Corp. PLC(a)	10,774	275,922
Gorman-Rupp Co. (The)	912	69,075
Graham Corp.(a)	466	44,363
Greenbrier Cos., Inc. (The)	1,218	59,828
Helios Technologies, Inc.	1,396	95,486
Hillman Solutions Corp.(a)	8,249	67,312
IDEX Corp.	3,173	691,238
ITT, Inc.	3,828	820,494
JBT Marel Corp.	2,264	267,378
Kadant, Inc.	495	145,099
Kennametal, Inc.	3,382	130,917
Lincoln Electric Holdings, Inc.	2,478	656,670
Lindsay Corp.	480	53,746
Microvast Holdings, Inc.(a)(b)	9,060	17,486
Middleby Corp. (The)(a)	2,225	312,301
Mueller Industries, Inc.	4,887	661,846
Mueller Water Products, Inc., Class A	6,960	194,114
Nordson Corp.	2,301	663,723
Oshkosh Corp.	2,645	413,414
Proto Labs, Inc.(a)	1,030	66,754
RBC Bearings, Inc.(a)	1,361	815,361
Richtech Robotics, Inc., Class B(a)(b)	6,552	16,118
SPX Technologies, Inc.(a)	2,169	474,816
Standex International Corp.	507	138,411
Stanley Black & Decker, Inc.	6,767	528,909
Symbotic, Inc., Class A(a)(b)	2,781	164,357
Security	Shares	Value
Machinery (continued)
Tennant Co.	841	$ 69,837
Terex Corp.	4,768	296,570
Timken Co. (The)	2,825	313,264
Toro Co. (The)	4,402	418,938
Trinity Industries, Inc.	3,349	109,211
Watts Water Technologies, Inc., Class A	1,198	359,592
Worthington Enterprises, Inc.	1,343	72,885
		14,421,585
Marine Transportation — 0.2%
Genco Shipping & Trading Ltd.	1,817	44,044
Kirby Corp.(a)	2,402	361,597
Matson, Inc.	1,343	234,260
		639,901
Media — 0.8%
Cable One, Inc.(a)	190	17,383
DoubleVerify Holdings, Inc.(a)	5,846	64,423
EchoStar Corp., Class A(a)(b)	5,896	726,034
Ibotta, Inc., Class A(a)(b)	665	23,408
John Wiley & Sons, Inc., Class A	1,943	79,527
Liberty Broadband Corp., Class A(a)	747	28,707
Liberty Broadband Corp., Class C, NVS(a)	4,630	178,209
Magnite, Inc.(a)(b)	5,950	76,249
MNTN, Inc., Class A(a)(b)	480	4,526
New York Times Co. (The), Class A	6,888	544,359
Newsmax, Inc., Class B(a)(b)	1,827	11,510
Nexstar Media Group, Inc., Class A	1,211	252,058
NIQ Global Intelligence PLC(a)(b)	2,431	26,571
Sirius XM Holdings, Inc.	8,329	224,383
Stagwell, Inc., Class A(a)(b)	4,156	26,058
		2,283,405
Metals & Mining — 1.5%
Alcoa Corp.	11,514	734,478
Alpha Metallurgical Resources, Inc.(a)	486	90,615
Century Aluminum Co.(a)	2,732	162,390
Cleveland-Cliffs, Inc.(a)	24,301	247,870
Coeur Mining, Inc.(a)(b)	44,333	796,664
Commercial Metals Co.	4,654	320,940
Compass Minerals International, Inc.(a)	1,567	41,855
Constellium SE, Class A(a)	5,640	176,419
Hecla Mining Co.	26,807	483,062
Ivanhoe Electric, Inc.(a)	4,610	59,146
Kaiser Aluminum Corp.	668	113,847
Materion Corp.	865	158,996
McEwen, Inc.(a)(b)	2,198	47,653
MP Materials Corp., Class A(a)(b)	5,537	365,663
Ramaco Resources, Inc., Class A(a)	1,729	25,676
Ramaco Resources, Inc., Class B	247	2,475
Ryerson Holding Corp.	1,890	52,372
United States Antimony Corp.(a)(b)	5,408	64,950
USA Rare Earth, Inc., Class A(a)(b)	4,468	116,034
Worthington Steel, Inc.	1,352	51,957
		4,113,062
Mortgage Real Estate Investment Trusts (REITs) — 1.0%
AGNC Investment Corp.	48,876	538,614
Annaly Capital Management, Inc.	31,625	724,212
Apollo Commercial Real Estate Finance, Inc.	5,508	60,258
Arbor Realty Trust, Inc.	8,136	64,274
ARMOUR Residential REIT, Inc.	4,963	87,051
Blackstone Mortgage Trust, Inc., Class A	7,233	137,355
Chimera Investment Corp.	3,504	48,180
Dynex Capital, Inc.	8,872	120,837
182026 iShares Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
April 30, 2026
iShares® Morningstar Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Mortgage Real Estate Investment Trusts (REITs) (continued)
Ellington Financial, Inc.	5,385	$ 71,351
Franklin BSP Realty Trust, Inc.	3,513	31,968
Ladder Capital Corp., Class A	4,986	51,256
MFA Financial, Inc.	4,185	42,896
Orchid Island Capital, Inc.	7,912	55,621
PennyMac Mortgage Investment Trust	3,873	47,173
Rithm Capital Corp.	23,547	230,290
Starwood Property Trust, Inc.	15,226	279,549
Two Harbors Investment Corp.	4,401	50,920
		2,641,805
Multi-Utilities — 0.2%
Avista Corp.	3,526	144,919
Black Hills Corp.	3,176	239,121
Northwestern Energy Group, Inc.	2,537	183,526
Unitil Corp.	697	36,565
		604,131
Office REITs — 0.6%
BXP, Inc.	6,354	371,455
COPT Defense Properties	4,965	155,156
Cousins Properties, Inc.	6,976	178,655
Douglas Emmett, Inc.	6,798	73,486
Easterly Government Properties, Inc.	1,845	43,192
Empire State Realty Trust, Inc., Class A	5,992	33,376
Highwoods Properties, Inc.	4,543	110,440
JBG SMITH Properties	2,765	41,475
Kilroy Realty Corp.	4,809	159,947
Piedmont Realty Trust, Inc., Class A(a)	5,413	45,253
SL Green Realty Corp.	3,131	132,786
Vornado Realty Trust	7,188	214,849
		1,560,070
Oil, Gas & Consumable Fuels — 3.5%
Antero Midstream Corp.	13,917	304,226
Antero Resources Corp.(a)	11,681	458,596
APA Corp.	15,886	647,037
BKV Corp.(a)	1,388	43,764
California Resources Corp.	2,815	192,152
Calumet, Inc.(a)	2,931	95,902
Centrus Energy Corp., Class A(a)(b)	787	166,026
Chord Energy Corp.	2,639	384,238
CNX Resources Corp.(a)(b)	5,507	214,277
Comstock Resources, Inc.(a)(b)	3,143	54,751
Core Natural Resources, Inc.	2,222	199,402
Crescent Energy Co., Class A	10,621	142,853
CVR Energy, Inc.(a)	1,330	44,076
Delek U.S. Holdings, Inc.	2,736	127,470
Dorian LPG Ltd.	1,651	63,646
DT Midstream, Inc.	4,330	640,797
Excelerate Energy, Inc., Class A	1,011	35,284
Granite Ridge Resources, Inc.	3,093	18,651
Gulfport Energy Corp.(a)(b)	684	131,697
HF Sinclair Corp.	6,754	453,936
HighPeak Energy, Inc.(b)	565	3,831
International Seaways, Inc.	1,666	138,195
Kinetik Holdings, Inc., Class A	2,061	104,163
Kosmos Energy Ltd.(a)	23,576	72,614
Lightbridge Corp.(a)	1,330	17,357
Magnolia Oil & Gas Corp., Class A	7,704	232,969
Matador Resources Co.	4,911	311,554
Murphy Oil Corp.	5,894	246,133
NextDecade Corp.(a)(b)	7,127	55,804
Northern Oil & Gas, Inc.	3,982	108,151
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Ovintiv, Inc.	12,717	$ 782,731
Par Pacific Holdings, Inc.(a)	2,162	141,979
PBF Energy, Inc., Class A	3,690	159,998
Peabody Energy Corp.	4,826	128,661
Permian Resources Corp., Class A	29,416	635,974
Range Resources Corp.	10,586	460,491
REX American Resources Corp.(a)	1,277	61,935
SM Energy Co.	9,412	292,054
Talos Energy, Inc.(a)	4,950	78,804
Uranium Energy Corp.(a)(b)	20,936	311,737
Venture Global, Inc., Class A	5,074	67,332
Viper Energy, Inc., Class A	8,138	401,854
Vitesse Energy, Inc.	1,249	23,431
World Kinect Corp.	2,406	64,890
		9,321,423
Paper & Forest Products — 0.1%
Louisiana-Pacific Corp.	2,811	202,926
Sylvamo Corp.	1,514	64,693
		267,619
Passenger Airlines — 0.4%
Alaska Air Group, Inc.(a)	4,832	188,980
American Airlines Group, Inc.(a)	28,495	333,676
Frontier Group Holdings, Inc.(a)(b)	3,672	13,329
JetBlue Airways Corp.(a)	12,843	59,784
Joby Aviation, Inc., Class A(a)(b)	26,884	247,064
SkyWest, Inc.(a)	1,704	139,933
Wheels Up Experience, Inc., Class A(a)(b)	207	1,114
		983,880
Personal Care Products — 0.2%
BellRing Brands, Inc.(a)	5,236	93,201
Coty, Inc., Class A(a)	15,193	37,375
Edgewell Personal Care Co.	1,960	44,198
elf Beauty, Inc.(a)	2,206	141,118
Herbalife Ltd.(a)(b)	4,409	73,189
Interparfums, Inc.	796	72,611
Olaplex Holdings, Inc.(a)(b)	6,289	12,767
		474,459
Pharmaceuticals — 1.8%
Amneal Pharmaceuticals, Inc., Class A(a)	5,452	70,167
Amphastar Pharmaceuticals, Inc.(a)	1,477	32,435
Amylyx Pharmaceuticals, Inc.(a)	3,559	56,944
ANI Pharmaceuticals, Inc.(a)	791	62,845
Aquestive Therapeutics, Inc.(a)(b)	4,480	18,368
Arvinas, Inc.(a)	2,554	25,285
AtaiBeckley, Inc.(a)(b)	12,559	52,245
Axsome Therapeutics, Inc.(a)	1,726	358,577
Collegium Pharmaceutical, Inc.(a)	1,239	41,791
Corcept Therapeutics, Inc.(a)	4,280	199,106
CorMedix, Inc.(a)	3,037	23,051
Crinetics Pharmaceuticals, Inc.(a)(b)	4,371	169,507
Edgewise Therapeutics, Inc.(a)(b)	3,470	107,431
Elanco Animal Health, Inc.(a)	20,950	468,651
Enliven Therapeutics, Inc.(a)	1,482	61,103
Esperion Therapeutics, Inc.(a)	8,947	17,894
Harmony Biosciences Holdings, Inc.(a)	1,866	58,331
Harrow, Inc.(a)(b)	1,177	47,704
Indivior Pharmaceuticals, Inc.(a)(b)	3,999	147,083
Innoviva, Inc.(a)	3,099	71,246
Jazz Pharmaceuticals PLC(a)	2,628	533,537
LENZ Therapeutics, Inc.(a)(b)	560	5,029
Ligand Pharmaceuticals, Inc.(a)	792	181,724
Schedule of Investments
19

Schedule of Investments  (continued)
April 30, 2026
iShares® Morningstar Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Pharmaceuticals (continued)
Liquidia Corp.(a)	2,906	$ 113,944
Maze Therapeutics, Inc.(a)	892	23,709
Nektar Therapeutics(a)	1,060	90,142
Nuvation Bio, Inc., Class A(a)(b)	9,322	41,483
Ocular Therapeutix, Inc.(a)	7,575	70,978
Organon & Co.	10,981	145,498
Pacira BioSciences, Inc.(a)	1,615	41,166
Perrigo Co. PLC	5,740	67,962
Phibro Animal Health Corp., Class A	918	48,819
Prestige Consumer Healthcare, Inc.(a)	2,056	115,794
Septerna, Inc.(a)	797	18,937
Supernus Pharmaceuticals, Inc.(a)	2,170	104,160
Tarsus Pharmaceuticals, Inc.(a)	1,288	81,930
Terns Pharmaceuticals, Inc.(a)	3,277	173,452
Theravance Biopharma, Inc.(a)	1,674	28,023
Trevi Therapeutics, Inc.(a)(b)	4,959	68,236
Viatris, Inc.	50,688	757,279
WaVe Life Sciences Ltd.(a)	5,854	41,329
Xeris Biopharma Holdings, Inc.(a)	6,498	39,800
		4,882,695
Professional Services — 1.9%
Alight, Inc., Class A	18,188	15,049
Amentum Holdings, Inc.(a)	5,781	151,636
Barrett Business Services, Inc.	1,104	34,809
BlackSky Technology, Inc., Class A(a)(b)	1,326	47,046
Booz Allen Hamilton Holding Corp., Class A	5,377	418,169
CACI International, Inc., Class A(a)	970	503,954
CBIZ, Inc.(a)(b)	2,267	69,144
Clarivate PLC(a)(b)	14,809	42,502
Concentrix Corp.	1,740	41,447
CRA International, Inc.	266	41,887
CSG Systems International, Inc.	1,141	91,748
ExlService Holdings, Inc.(a)	7,160	228,261
Exponent, Inc.	2,214	148,094
First Advantage Corp.(a)(b)	3,442	43,920
FTI Consulting, Inc.(a)	1,423	255,144
Genpact Ltd.	6,565	228,134
Huron Consulting Group, Inc.(a)	751	98,129
ICF International, Inc.	772	55,322
Innodata, Inc.(a)(b)	1,314	55,490
Insperity, Inc.	1,585	56,378
KBR, Inc.	5,831	218,604
Korn Ferry	2,145	142,514
Legalzoom.com, Inc.(a)	5,038	32,495
ManpowerGroup, Inc.	2,009	60,812
Maximus, Inc.	2,488	163,263
Parsons Corp.(a)	2,351	118,514
Paycom Software, Inc.	2,215	280,773
Paylocity Holding Corp.(a)	1,942	204,862
Planet Labs PBC, Class A(a)	11,758	434,693
Robert Half, Inc.	4,471	118,973
Science Applications International Corp.	2,086	201,862
TIC Solutions, Inc.(a)(b)	6,348	58,021
TriNet Group, Inc.	1,190	54,478
UL Solutions, Inc., Class A	3,269	295,812
Upwork, Inc.(a)	5,199	53,810
Verra Mobility Corp., Class A(a)	6,970	103,365
Willdan Group, Inc.(a)(b)	588	44,688
		5,213,802
Real Estate Management & Development — 0.6%
Compass, Inc., Class A(a)	26,421	200,007
Cushman & Wakefield Ltd.(a)	7,919	111,183
Security	Shares	Value
Real Estate Management & Development (continued)
eXp World Holdings, Inc.	3,695	$ 22,983
Forestar Group, Inc.(a)	722	20,404
Howard Hughes Holdings, Inc.(a)	1,381	85,995
Jones Lang LaSalle, Inc.(a)	2,091	665,210
Kennedy-Wilson Holdings, Inc.	4,529	49,366
Marcus & Millichap, Inc.	1,027	28,540
Newmark Group, Inc., Class A	6,389	102,991
Opendoor Technologies, Inc., Class A(a)(b)	40,488	217,825
St. Joe Co. (The)	1,799	116,161
		1,620,665
Residential REITs — 0.9%
American Homes 4 Rent, Class A	13,589	432,674
Camden Property Trust	4,790	503,046
Centerspace	696	47,516
Equity LifeStyle Properties, Inc.	8,445	534,484
Independence Realty Trust, Inc.	9,746	158,957
NexPoint Residential Trust, Inc.	924	26,695
UDR, Inc.	13,227	480,669
UMH Properties, Inc.	3,315	51,548
Veris Residential, Inc.	3,564	67,609
		2,303,198
Retail REITs — 1.4%
Acadia Realty Trust	5,749	124,293
Agree Realty Corp.	4,751	366,350
Alexander’s, Inc.	96	24,188
Brixmor Property Group, Inc.	13,529	407,088
CBL & Associates Properties, Inc.	582	26,202
Curbline Properties Corp.	4,550	125,580
Federal Realty Investment Trust	3,800	421,420
Getty Realty Corp.	2,368	78,428
InvenTrust Properties Corp.	3,267	104,936
Kite Realty Group Trust	9,709	253,987
Macerich Co. (The)	11,140	242,072
NETSTREIT Corp.	4,033	82,959
NNN REIT, Inc.	8,325	364,552
Phillips Edison & Co., Inc.	5,270	211,670
Regency Centers Corp.	7,265	565,580
Saul Centers, Inc.	610	21,002
Tanger, Inc.	4,949	183,509
Urban Edge Properties	5,547	121,590
		3,725,406
Semiconductors & Semiconductor Equipment — 3.8%
ACM Research, Inc., Class A(a)	2,176	112,477
Aehr Test Systems(a)(b)	1,245	112,747
Allegro MicroSystems, Inc.(a)	5,474	265,489
Alpha & Omega Semiconductor Ltd.(a)	1,047	45,471
Ambarella, Inc.(a)(b)	1,794	123,427
Amkor Technology, Inc.	5,026	350,563
Axcelis Technologies, Inc.(a)	1,372	190,859
Cirrus Logic, Inc.(a)	2,338	381,281
Cohu, Inc.(a)	1,925	91,149
Diodes, Inc.(a)	1,945	208,407
Enphase Energy, Inc.(a)	5,843	192,585
FormFactor, Inc.(a)	3,427	465,832
Ichor Holdings Ltd.(a)	1,422	93,809
Impinj, Inc.(a)	1,166	168,977
Kulicke & Soffa Industries, Inc.	2,103	179,807
Lattice Semiconductor Corp.(a)	6,071	742,362
MACOM Technology Solutions Holdings, Inc.(a)	2,795	787,100
MaxLinear, Inc.(a)	3,569	252,507
MKS, Inc.	2,321	658,584
202026 iShares Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
April 30, 2026
iShares® Morningstar Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Navitas Semiconductor Corp.(a)(b)	8,630	$ 142,395
Onto Innovation, Inc.(a)	2,172	640,870
PDF Solutions, Inc.(a)	1,380	59,133
Penguin Solutions, Inc.(a)	2,277	69,244
Photronics, Inc.(a)	2,543	125,828
Power Integrations, Inc.	2,389	173,704
Qorvo, Inc.(a)	3,767	354,927
Rambus, Inc.(a)	4,765	548,499
Rigetti Computing, Inc.(a)(b)	12,858	224,372
Semtech Corp.(a)	4,077	428,289
Silicon Laboratories, Inc.(a)	1,428	310,876
SiTime Corp.(a)	943	530,107
SkyWater Technology, Inc.(a)	1,091	34,803
Skyworks Solutions, Inc.	6,559	460,245
SolarEdge Technologies, Inc.(a)	2,465	105,650
Synaptics, Inc.(a)	1,724	161,349
Ultra Clean Holdings, Inc.(a)	1,864	145,672
Universal Display Corp.	2,083	181,408
Veeco Instruments, Inc.(a)	2,349	117,098
		10,237,902
Software — 4.0%
A10 Networks, Inc.	3,196	85,269
ACI Worldwide, Inc.(a)	4,671	201,881
Adeia, Inc.	4,823	153,613
Agilysys, Inc.(a)	1,123	71,939
Alarm.com Holdings, Inc.(a)	2,218	98,501
Alkami Technology, Inc.(a)(b)	2,814	44,405
Amplitude, Inc., Class A(a)	3,492	24,828
Appfolio, Inc., Class A(a)	1,002	167,424
Appian Corp., Class A(a)	1,350	28,066
Asana, Inc., Class A(a)	3,896	24,623
Aurora Innovation, Inc., Class A(a)(b)	52,034	305,960
AvePoint, Inc., Class A(a)	5,867	57,203
BILL Holdings, Inc.(a)	3,727	141,626
Bit Digital, Inc.(a)	13,520	20,415
BitMine Immersion Technologies, Inc.(b)	19,924	426,374
Blackbaud, Inc.(a)	1,682	62,520
BlackLine, Inc.(a)	2,112	66,000
Blend Labs, Inc., Class A(a)(b)	8,544	12,474
Box, Inc., Class A(a)	6,414	155,219
Braze, Inc., Class A(a)	3,658	80,586
C3.ai, Inc., Class A(a)(b)	5,119	45,201
CCC Intelligent Solutions Holdings, Inc.(a)	22,317	116,941
Cipher Digital, Inc.(a)(b)	14,171	251,394
Cleanspark, Inc.(a)(b)	11,056	138,532
Clear Secure, Inc., Class A	4,265	227,708
Clearwater Analytics Holdings, Inc., Class A(a)	11,793	285,391
Commvault Systems, Inc.(a)	1,937	191,531
Core Scientific, Inc.(a)(b)	12,885	257,700
Digital Turbine, Inc.(a)(b)	4,294	15,158
Dolby Laboratories, Inc., Class A	2,711	173,884
Dropbox, Inc., Class A(a)(b)	7,440	180,718
D-Wave Quantum, Inc.(a)(b)	15,828	320,992
Elastic NV(a)	3,873	179,823
Five9, Inc.(a)	3,024	52,013
Freshworks, Inc., Class A(a)	8,799	71,800
Gitlab, Inc., Class A(a)	5,738	127,039
Hut 8 Corp.(a)(b)	4,126	312,668
I3 Verticals, Inc., Class A(a)(b)	943	21,265
Intapp, Inc.(a)	2,444	54,868
InterDigital, Inc.	1,057	313,464
JFrog Ltd.(a)	4,265	198,067
Security	Shares	Value
Software (continued)
Klaviyo, Inc., Class A(a)(b)	5,745	$ 115,417
Life360, Inc.(a)(b)	3,219	138,707
LiveRamp Holdings, Inc.(a)	2,808	82,078
Manhattan Associates, Inc.(a)	2,668	367,890
MARA Holdings, Inc.(a)(b)	15,989	191,708
N-able, Inc.(a)	3,239	16,778
nCino, Inc.(a)	4,553	79,586
NCR Voyix Corp.(a)	6,433	44,323
Netskope, Inc., Class A(a)(b)	2,634	26,235
NextNav, Inc.(a)(b)	2,776	51,439
Pagaya Technologies Ltd., Class A(a)(b)	2,736	38,003
PagerDuty, Inc.(a)	3,789	25,197
PAR Technology Corp.(a)(b)	1,818	24,434
Pegasystems, Inc.	4,070	148,758
Porch Group, Inc.(a)(b)	3,517	33,869
Procore Technologies, Inc.(a)	5,226	295,687
Progress Software Corp.(a)	1,851	51,550
Q2 Holdings, Inc.(a)	2,630	133,472
Qualys, Inc.(a)	1,560	135,611
Rapid7, Inc.(a)(b)	2,621	15,464
Red Violet, Inc.(a)	495	18,528
RingCentral, Inc., Class A	3,185	128,101
Riot Platforms, Inc.(a)	15,224	262,462
Rubrik, Inc., Class A(a)	6,554	348,542
SailPoint, Inc.(a)	2,635	30,092
Samsara, Inc., Class A(a)	13,478	387,358
SentinelOne, Inc., Class A(a)	14,665	207,656
ServiceTitan, Inc., Class A(a)(b)	2,381	141,574
SoundHound AI, Inc., Class A(a)(b)	16,943	134,866
Sprinklr, Inc., Class A(a)	5,067	24,930
SPS Commerce, Inc.(a)	1,660	93,159
Tenable Holdings, Inc.(a)(b)	5,282	110,341
Teradata Corp.(a)	3,826	100,815
Terawulf, Inc.(a)(b)	15,721	341,617
UiPath, Inc., Class A(a)(b)	18,884	194,505
Varonis Systems, Inc.(a)	5,125	134,787
Vertex, Inc., Class A(a)	2,957	36,578
Via Transportation, Inc., Class A(a)	706	10,738
Workiva, Inc., Class A(a)	2,271	121,453
Yext, Inc.(a)(b)	4,769	18,408
Zeta Global Holdings Corp., Class A(a)	8,258	152,112
		10,779,911
Specialized REITs — 1.0%
CubeSmart	10,120	409,657
EPR Properties	3,323	185,457
Four Corners Property Trust, Inc.	4,782	122,276
Gaming & Leisure Properties, Inc.	11,654	564,753
Lamar Advertising Co., Class A	3,857	531,649
Millrose Properties, Inc., Class A	5,314	162,980
National Storage Affiliates Trust	3,134	133,383
Outfront Media, Inc.	6,235	192,350
Rayonier, Inc.	12,143	257,553
Safehold, Inc.	2,014	32,264
Smartstop Self Storage REIT, Inc.	2,438	76,748
		2,669,070
Specialty Retail — 2.5%
Abercrombie & Fitch Co., Class A(a)	2,054	175,309
Academy Sports & Outdoors, Inc.	2,883	158,104
Advance Auto Parts, Inc.	2,510	149,370
American Eagle Outfitters, Inc.	6,947	121,017
Asbury Automotive Group, Inc.(a)	795	161,934
AutoNation, Inc.(a)	1,154	245,086
Schedule of Investments
21

Schedule of Investments  (continued)
April 30, 2026
iShares® Morningstar Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Specialty Retail (continued)
Bath & Body Works, Inc.	9,107	$ 177,040
Boot Barn Holdings, Inc.(a)	1,267	217,227
Buckle, Inc. (The)	1,432	79,633
Build-A-Bear Workshop, Inc.	540	19,948
Camping World Holdings, Inc., Class A	2,672	21,884
CarMax, Inc.(a)	6,257	245,963
Chewy, Inc., Class A(a)	10,440	265,385
Dick’s Sporting Goods, Inc.	2,882	653,983
Five Below, Inc.(a)	2,383	561,578
Floor & Decor Holdings, Inc., Class A(a)	4,614	223,318
GameStop Corp., Class A(a)(b)	17,975	448,476
Gap, Inc. (The)	10,404	255,834
Group 1 Automotive, Inc.	521	185,929
Lithia Motors, Inc., Class A	1,012	293,601
Murphy U.S.A., Inc.	797	468,636
National Vision Holdings, Inc.(a)	3,316	76,998
Penske Automotive Group, Inc.	873	149,737
Petco Health & Wellness Co., Inc.(a)	3,350	9,514
RealReal, Inc. (The)(a)(b)	3,815	45,360
Revolve Group, Inc., Class A(a)	1,755	44,665
RH(a)	670	88,413
Sally Beauty Holdings, Inc.(a)(b)	4,132	58,592
Signet Jewelers Ltd.	1,592	141,736
Sonic Automotive, Inc., Class A	613	48,274
ThredUp, Inc., Class A(a)(b)	3,894	16,705
Upbound Group, Inc.	2,344	46,317
Urban Outfitters, Inc.(a)	2,569	180,703
Valvoline, Inc.(a)	5,573	185,191
Victoria’s Secret & Co.(a)	3,035	157,304
Warby Parker, Inc., Class A(a)(b)	3,914	86,578
Wayfair, Inc., Class A(a)(b)	4,387	280,461
Winmark Corp.	132	50,225
		6,796,028
Technology Hardware, Storage & Peripherals — 0.1%
Corsair Gaming, Inc.(a)	2,374	16,119
Diebold Nixdorf, Inc.(a)	1,526	117,212
GPGI, Inc., Class A(b)	7,911	122,067
Quantum Computing, Inc.(a)(b)	5,893	53,155
		308,553
Textiles, Apparel & Luxury Goods — 1.0%
Capri Holdings Ltd.(a)	5,207	101,589
Carter’s, Inc.	1,476	53,313
Columbia Sportswear Co.	1,165	70,972
Crocs, Inc.(a)	2,218	226,192
Deckers Outdoor Corp.(a)	6,254	639,159
Figs, Inc., Class A(a)	3,534	52,869
G-III Apparel Group Ltd.	1,536	47,908
Kontoor Brands, Inc.	2,419	177,458
Levi Strauss & Co., Class A	3,846	85,689
PVH Corp.	2,119	193,761
Ralph Lauren Corp., Class A	1,696	608,253
Steven Madden Ltd.	2,915	109,487
Under Armour, Inc., Class A(a)	8,004	50,345
Under Armour, Inc., Class C, NVS(a)	6,049	36,717
VF Corp.	14,496	274,409
Wolverine World Wide, Inc.	3,644	62,021
		2,790,142
Tobacco — 0.0%
Turning Point Brands, Inc.	804	64,867
Universal Corp.	1,030	55,187
		120,054
Security	Shares	Value
Trading Companies & Distributors — 1.5%
Applied Industrial Technologies, Inc.	1,711	$ 523,138
Boise Cascade Co.	1,675	132,777
Core & Main, Inc., Class A(a)	7,398	372,637
Custom Truck One Source, Inc.(a)	2,720	26,792
Distribution Solutions Group, Inc.(a)	489	13,232
DNOW, Inc.(a)	7,710	104,008
DXP Enterprises, Inc.(a)	563	96,132
GATX Corp.	1,547	303,088
Global Industrial Co.	344	11,390
Herc Holdings, Inc.	1,373	174,261
McGrath RentCorp	1,080	119,394
MSC Industrial Direct Co., Inc., Class A	1,755	179,484
NPK International, Inc.(a)	3,456	56,506
QXO, Inc.(a)(b)	29,613	594,333
Rush Enterprises, Inc., Class A	2,748	203,435
Rush Enterprises, Inc., Class B	348	25,355
SiteOne Landscape Supply, Inc.(a)(b)	1,961	247,184
WESCO International, Inc.	2,115	738,389
Willis Lease Finance Corp.(b)	107	20,774
Xometry, Inc., Class A(a)	1,761	90,287
		4,032,596
Water Utilities — 0.3%
American States Water Co.	1,696	127,692
California Water Service Group	2,619	110,626
Essential Utilities, Inc.	11,020	420,964
H2O America	1,615	90,747
Middlesex Water Co.	787	40,043
		790,072
Wireless Telecommunication Services — 0.1%
Array Digital Infrastructure, Inc.	554	27,528
Gogo, Inc.(a)	2,827	11,817
Telephone & Data Systems, Inc.	4,001	180,285
		219,630
Total Common Stocks — 99.8% (Cost: $214,825,986)		268,059,431
Rights
Biotechnology — 0.0%
Akero Therapeutics, Inc., CVR(a)(c)	2,899	1,913
Arcellx, Inc., CVR(a)(c)	1,680	118
Inhibrx, Inc., CVR(a)(c)	1,489	2,487
		4,518
Total Rights — 0.0% (Cost: $ —)		4,518
Total Long-Term Investments — 99.8% (Cost: $214,825,986)		268,063,949
222026 iShares Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
April 30, 2026
iShares® Morningstar Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 7.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.83%(d)(e)(f)	19,887,066	$ 19,893,032
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.61%(d)(e)	1,172,503	1,172,503
Total Short-Term Securities — 7.8% (Cost: $21,055,517)		21,065,535
Total Investments — 107.6% (Cost: $235,881,503)		289,129,484
Liabilities in Excess of Other Assets — (7.6)%		(20,361,561)
Net Assets — 100.0%		$ 268,767,923

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/26	Shares Held at 04/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 23,095,740	$ —	$ (3,200,398)(a)	$ (505)	$ (1,805)	$ 19,893,032	19,887,066	$ 172,894 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	—	1,172,503 (a)	—	—	—	1,172,503	1,172,503	28,292	—
				$ (505)	$ (1,805)	$ 21,065,535		$ 201,186	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini Index	2	06/18/26	$ 281	$ 4,066
S&P Mid 400 E-Mini Index	1	06/18/26	365	(413)
				$ 3,653
Schedule of Investments
23

Schedule of Investments  (continued)
April 30, 2026
iShares® Morningstar Small-Cap ETF
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$ —	$ —	$ 4,066	$ —	$ —	$ —	$ 4,066
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$ —	$ —	$ 413	$ —	$ —	$ —	$ 413

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended April 30, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 254,434	$ —	$ —	$ —	$ 254,434
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ (7,627)	$ —	$ —	$ —	$ (7,627)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$ 690,158

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 268,059,431	$ —	$ —	$ 268,059,431
Rights	—	—	4,518	4,518
Short-Term Securities
Money Market Funds	21,065,535	—	—	21,065,535
	$ 289,124,966	$ —	$ 4,518	$ 289,129,484
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 4,066	$ —	$ —	$ 4,066
Liabilities
Equity Contracts	(413)	—	—	(413)
	$ 3,653	$ —	$ —	$ 3,653

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
242026 iShares Annual Financial Statements and Additional Information

Schedule of Investments
April 30, 2026
iShares® Morningstar U.S. Equity ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.3%
AeroVironment, Inc.(a)	724	$ 141,194
Axon Enterprise, Inc.(a)	1,469	590,185
Boeing Co. (The)(a)	15,224	3,486,753
BWX Technologies, Inc.	1,777	384,525
Carpenter Technology Corp.	922	394,800
Curtiss-Wright Corp.	731	526,466
General Dynamics Corp.	4,717	1,624,063
General Electric Co.	20,374	5,907,034
HEICO Corp.	857	231,321
HEICO Corp., Class A	1,495	312,485
Howmet Aerospace, Inc.	7,537	1,831,793
L3Harris Technologies, Inc.	3,620	1,160,391
Lockheed Martin Corp.	3,805	1,970,876
Northrop Grumman Corp.	2,752	1,594,729
Rocket Lab Corp.(a)	9,485	782,607
RTX Corp.	26,036	4,584,159
Textron, Inc.	3,505	336,340
TransDigm Group, Inc.	1,097	1,272,498
Woodward, Inc.	1,144	415,261
		27,547,480
Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc.	2,289	416,163
Expeditors International of Washington, Inc.	2,589	382,887
FedEx Corp.	4,286	1,728,587
United Parcel Service, Inc., Class B	14,358	1,562,150
		4,089,787
Automobile Components — 0.0%
Aptiv PLC(a)	4,045	243,752
Automobiles — 1.9%
Ford Motor Co.	76,315	921,885
General Motors Co.	17,547	1,349,189
Rivian Automotive, Inc., Class A(a)	14,694	240,981
Tesla, Inc.(a)	54,814	20,918,667
		23,430,722
Banks — 3.4%
Bank of America Corp.	128,443	6,866,563
Citigroup, Inc.	33,955	4,345,561
Citizens Financial Group, Inc.	8,314	540,826
Fifth Third Bancorp	17,507	888,655
First Citizens BancShares, Inc., Class A	160	317,411
Huntington Bancshares, Inc.	38,454	644,489
JPMorgan Chase & Co.	52,408	16,415,758
KeyCorp	18,291	404,414
M&T Bank Corp.	2,983	652,173
PNC Financial Services Group, Inc. (The)	7,840	1,748,320
Regions Financial Corp.	17,105	488,348
Truist Financial Corp.	24,504	1,261,956
U.S. Bancorp	30,188	1,710,452
Wells Fargo & Co.	60,223	4,952,137
		41,237,063
Beverages — 1.0%
Coca-Cola Co. (The)	75,984	5,984,500
Constellation Brands, Inc., Class A	2,876	450,324
Keurig Dr. Pepper, Inc.	23,599	693,811
Monster Beverage Corp.(a)	13,301	1,025,108
PepsiCo, Inc.	26,609	4,217,260
		12,371,003
Security	Shares	Value
Biotechnology — 1.7%
AbbVie, Inc.	34,341	$ 7,256,940
Alnylam Pharmaceuticals, Inc.(a)	2,469	764,131
Amgen, Inc.	10,476	3,627,315
Biogen, Inc.(a)	2,748	520,141
Gilead Sciences, Inc.	24,162	3,161,356
Incyte Corp.(a)	3,139	299,053
Insmed, Inc.(a)	4,102	559,226
Natera, Inc.(a)	2,644	545,087
Regeneron Pharmaceuticals, Inc.	1,956	1,383,009
Summit Therapeutics, Inc.(a)(b)	2,192	47,040
United Therapeutics Corp.(a)	771	440,511
Vertex Pharmaceuticals, Inc.(a)	4,928	2,106,129
		20,709,938
Broadline Retail — 4.4%
Amazon.com, Inc.(a)	190,848	50,586,171
Coupang, Inc., Class A(a)	26,165	522,777
eBay, Inc.	8,780	908,554
MercadoLibre, Inc.(a)	913	1,636,671
		53,654,173
Building Products — 0.5%
Allegion PLC	1,669	229,454
Carlisle Cos., Inc.	797	283,142
Carrier Global Corp.	15,283	1,026,559
Johnson Controls International PLC	11,874	1,733,960
Lennox International, Inc.	633	338,585
Trane Technologies PLC	4,297	2,116,445
		5,728,145
Capital Markets — 3.0%
Ameriprise Financial, Inc.	1,800	854,622
Ares Management Corp., Class A	3,943	462,908
Bank of New York Mellon Corp. (The)	13,332	1,791,421
BlackRock, Inc.(c)	2,699	2,876,054
Blackstone, Inc., Class A	14,532	1,824,929
Carlyle Group, Inc. (The)	4,185	209,543
Charles Schwab Corp. (The)	32,538	2,981,782
CME Group, Inc., Class A	7,025	2,021,935
Coinbase Global, Inc., Class A(a)	4,383	822,996
Goldman Sachs Group, Inc. (The)	5,834	5,389,274
Interactive Brokers Group, Inc., Class A	8,600	683,700
Intercontinental Exchange, Inc.	11,109	1,756,222
KKR & Co., Inc., Class A	12,923	1,348,386
LPL Financial Holdings, Inc.	1,569	524,250
Moody’s Corp.	3,015	1,392,478
Morgan Stanley	23,542	4,486,870
MSCI, Inc., Class A	1,380	816,146
Nasdaq, Inc.	7,234	664,877
Northern Trust Corp.	3,693	614,294
Raymond James Financial, Inc.	3,356	531,322
Robinhood Markets, Inc., Class A(a)	14,560	1,061,278
S&P Global, Inc.	5,805	2,503,290
State Street Corp.	5,416	827,781
T Rowe Price Group, Inc.	4,212	433,331
		36,879,689
Chemicals — 1.0%
Air Products & Chemicals, Inc.	4,316	1,295,016
Corteva, Inc.	13,047	1,056,937
Dow, Inc.	13,835	560,179
DuPont de Nemours, Inc.	8,115	370,531
Ecolab, Inc.	4,881	1,271,989
International Flavors & Fragrances, Inc.	4,960	348,192
Linde PLC	9,054	4,537,322
Schedule of Investments
25

Schedule of Investments  (continued)
April 30, 2026
iShares® Morningstar U.S. Equity ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Chemicals (continued)
LyondellBasell Industries NV, Class A	5,024	$ 374,790
PPG Industries, Inc.	4,409	478,377
RPM International, Inc.	2,501	254,827
Sherwin-Williams Co. (The)	4,471	1,437,918
		11,986,078
Commercial Services & Supplies — 0.4%
Cintas Corp.	6,728	1,175,449
Copart, Inc.(a)	16,324	540,488
Republic Services, Inc.	3,895	814,912
Rollins, Inc.	5,718	318,664
Veralto Corp.	4,592	405,014
Waste Management, Inc.	7,136	1,659,477
		4,914,004
Communications Equipment — 1.1%
Arista Networks, Inc.(a)	19,959	3,447,119
Ciena Corp.(a)	2,745	1,448,207
Cisco Systems, Inc.	76,860	7,032,690
F5, Inc.(a)	1,121	363,092
Motorola Solutions, Inc.	3,247	1,425,530
		13,716,638
Construction & Engineering — 0.4%
AECOM	2,485	208,989
Comfort Systems U.S.A., Inc.	691	1,271,613
EMCOR Group, Inc.	863	769,511
MasTec, Inc.(a)	1,188	468,131
Quanta Services, Inc.	2,861	2,082,150
		4,800,394
Construction Materials — 0.3%
CRH PLC	13,065	1,547,157
Martin Marietta Materials, Inc.	1,189	736,074
Vulcan Materials Co.	2,589	781,205
		3,064,436
Consumer Finance — 0.5%
American Express Co.	10,491	3,389,117
Capital One Financial Corp.	12,064	2,307,843
SoFi Technologies, Inc.(a)(b)	24,121	388,348
Synchrony Financial	6,748	514,198
		6,599,506
Consumer Staples Distribution & Retail — 2.0%
Casey’s General Stores, Inc.	706	580,438
Costco Wholesale Corp.	8,640	8,765,539
Dollar General Corp.	4,261	493,765
Dollar Tree, Inc.(a)	3,655	354,937
Kroger Co. (The)	11,424	777,632
Performance Food Group Co.(a)	3,015	273,038
Sysco Corp.	9,276	693,010
Target Corp.	8,903	1,155,164
U.S. Foods Holding Corp.(a)(b)	4,255	397,800
Walmart, Inc.	83,576	11,026,182
		24,517,505
Containers & Packaging — 0.1%
Amcor PLC	8,864	337,186
International Paper Co.	10,112	307,607
Packaging Corp. of America	1,731	369,482
Smurfit Westrock PLC	10,030	385,052
		1,399,327
Distributors — 0.0%
Genuine Parts Co.	2,694	288,878
Security	Shares	Value
Diversified REITs — 0.0%
WP Carey, Inc.	4,215	$ 307,400
Diversified Telecommunication Services — 0.8%
AST SpaceMobile, Inc., Class A(a)(b)	4,660	344,374
AT&T Inc.	136,435	3,565,047
Comcast Corp., Class A	70,952	1,918,542
Verizon Communications, Inc.	81,913	3,934,281
		9,762,244
Electric Utilities — 1.5%
Alliant Energy Corp.	4,953	363,699
American Electric Power Co., Inc.	10,006	1,371,923
Constellation Energy Corp.	6,595	2,064,235
Duke Energy Corp.	15,101	1,956,334
Edison International	7,518	522,426
Entergy Corp.	8,647	1,019,568
Evergy, Inc.	4,459	369,383
Eversource Energy	7,288	515,262
Exelon Corp.	19,612	901,956
FirstEnergy Corp.	10,012	475,770
NextEra Energy, Inc.	40,502	3,964,336
NRG Energy, Inc.	3,729	580,158
Oklo, Inc., Class A(a)(b)	1,797	130,282
PG&E Corp.	42,802	711,369
PPL Corp.	13,704	513,078
Southern Co. (The)	21,371	2,066,576
Xcel Energy, Inc.	11,491	953,178
		18,479,533
Electrical Equipment — 1.4%
AMETEK, Inc.	4,475	1,053,863
Bloom Energy Corp., Class A(a)	5,092	1,442,869
Eaton Corp. PLC	7,546	3,267,493
Emerson Electric Co.	10,946	1,537,256
GE Vernova, Inc.	5,250	5,688,165
Hubbell, Inc.	1,039	527,989
nVent Electric PLC	3,118	445,562
Rockwell Automation, Inc.	2,210	903,691
Vertiv Holdings Co., Class A	7,284	2,392,721
		17,259,609
Electronic Equipment, Instruments & Components — 1.0%
Amphenol Corp., Class A	23,697	3,489,857
CDW Corp.	2,559	350,353
Coherent Corp.(a)	3,423	1,094,367
Corning, Inc.	14,664	2,408,416
Fabrinet(a)	705	481,846
Flex Ltd.(a)	6,860	628,033
Jabil, Inc.	1,965	663,168
Keysight Technologies, Inc.(a)	3,343	1,169,749
TE Connectivity PLC	5,696	1,205,615
Teledyne Technologies, Inc.(a)	910	587,724
Zebra Technologies Corp., Class A(a)	993	224,676
		12,303,804
Energy Equipment & Services — 0.3%
Baker Hughes Co., Class A	19,225	1,339,406
Halliburton Co.	16,257	687,671
SLB Ltd.	28,817	1,639,111
TechnipFMC PLC	7,411	560,049
		4,226,237
Entertainment — 1.3%
Electronic Arts, Inc.	4,428	896,094
Liberty Media Corp. - Liberty Formula One, Class A(a)	479	37,937
262026 iShares Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
April 30, 2026
iShares® Morningstar U.S. Equity ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Entertainment (continued)
Liberty Media Corp. - Liberty Formula One, Class C, NVS(a)	4,121	$ 354,200
Live Nation Entertainment, Inc.(a)	2,789	440,495
Netflix, Inc.(a)	82,150	7,690,061
ROBLOX Corp., Class A(a)	12,187	673,454
Take-Two Interactive Software, Inc.(a)	3,302	705,835
TKO Group Holdings, Inc., Class A	1,329	247,314
Walt Disney Co. (The)	34,419	3,570,971
Warner Bros Discovery, Inc., Class A(a)	44,023	1,190,822
		15,807,183
Financial Services — 3.4%
Affirm Holdings, Inc., Class A(a)	5,195	333,935
Apollo Global Management, Inc.	8,133	1,046,880
Berkshire Hathaway, Inc., Class B(a)	35,781	16,945,881
Block, Inc., Class A(a)	10,801	761,578
Corebridge Financial, Inc.	1,356	37,344
Corpay, Inc.(a)	1,349	413,428
Equitable Holdings, Inc.	1,919	80,982
Fidelity National Information Services, Inc.	10,441	485,820
Fiserv, Inc.(a)	10,681	669,165
Global Payments, Inc.	4,564	328,425
Mastercard, Inc., Class A	15,804	7,948,148
PayPal Holdings, Inc.	18,392	922,175
Rocket Cos., Inc., Class A(a)	17,108	250,119
Toast, Inc., Class A(a)	10,142	289,250
Visa, Inc., Class A	32,700	10,785,768
		41,298,898
Food Products — 0.4%
Archer-Daniels-Midland Co.	8,797	655,728
Bunge Global SA	2,618	332,669
General Mills, Inc.	10,404	367,365
Hershey Co. (The)	2,892	537,160
Kraft Heinz Co. (The)	16,901	382,977
McCormick & Co., Inc., NVS	4,882	248,201
Mondelez International, Inc., Class A	25,170	1,546,445
Tyson Foods, Inc., Class A	5,282	338,418
		4,408,963
Gas Utilities — 0.1%
Atmos Energy Corp.	3,208	609,456
Ground Transportation — 0.9%
CSX Corp.	36,219	1,645,429
JB Hunt Transport Services, Inc.	1,491	375,031
Norfolk Southern Corp.	4,393	1,387,441
Old Dominion Freight Line, Inc.	3,552	754,552
Uber Technologies, Inc.(a)	40,138	2,994,696
Union Pacific Corp.	11,509	3,101,446
XPO, Inc.(a)	2,287	503,437
		10,762,032
Health Care Equipment & Supplies — 1.5%
Abbott Laboratories	33,857	3,073,877
Becton Dickinson & Co.	5,579	831,494
Boston Scientific Corp.(a)	28,739	1,655,654
Cooper Cos., Inc. (The)(a)	3,844	241,788
Dexcom, Inc.(a)	7,575	451,091
Edwards Lifesciences Corp.(a)	11,186	934,031
GE HealthCare Technologies, Inc.	8,826	536,974
IDEXX Laboratories, Inc.(a)	1,489	835,031
Insulet Corp.(a)	1,378	237,209
Intuitive Surgical, Inc.(a)	6,878	3,147,442
Medline, Inc., Class A(a)(b)	8,467	376,527
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Medtronic PLC	24,917	$ 2,017,530
ResMed, Inc.	2,861	611,710
STERIS PLC	1,847	400,577
Stryker Corp.	7,028	2,214,734
Zimmer Biomet Holdings, Inc.	3,867	318,757
		17,884,426
Health Care Providers & Services — 1.6%
Cardinal Health, Inc.	4,632	893,420
Cencora, Inc.	3,558	1,095,900
Centene Corp.(a)	9,338	501,357
Cigna Group (The)	5,098	1,481,377
CVS Health Corp.	24,648	2,052,932
Elevance Health, Inc.	4,307	1,621,241
HCA Healthcare, Inc.	3,147	1,367,214
Humana, Inc.	2,336	552,324
Labcorp Holdings, Inc.	1,625	417,300
McKesson Corp.	2,411	1,965,447
Quest Diagnostics, Inc.	2,153	418,113
Tenet Healthcare Corp.(a)	1,699	300,927
UnitedHealth Group, Inc.	17,628	6,530,821
		19,198,373
Health Care REITs — 0.3%
Ventas, Inc.	8,689	763,416
Welltower, Inc.	13,533	2,941,262
		3,704,678
Health Care Technology — 0.0%
Veeva Systems, Inc., Class A(a)	2,929	456,836
Hotels, Restaurants & Leisure — 1.6%
Airbnb, Inc., Class A(a)	8,194	1,150,110
Booking Holdings, Inc.	15,513	2,611,769
Carnival Corp.	22,251	589,874
Chipotle Mexican Grill, Inc.(a)	25,508	867,017
Darden Restaurants, Inc.	2,277	456,675
DoorDash, Inc., Class A(a)	7,232	1,219,677
DraftKings, Inc., Class A(a)	9,462	220,654
Expedia Group, Inc.	2,267	563,055
Flutter Entertainment PLC(a)	3,222	347,750
Hilton Worldwide Holdings, Inc.	4,236	1,372,760
Las Vegas Sands Corp.	6,028	329,189
Marriott International, Inc., Class A	4,292	1,552,373
McDonald’s Corp.	13,803	4,052,423
Royal Caribbean Cruises Ltd.	4,908	1,294,534
Starbucks Corp.	22,179	2,336,114
Yum! Brands, Inc.	5,446	869,454
		19,833,428
Household Durables — 0.3%
DR Horton, Inc.	5,048	776,685
Garmin Ltd.	3,140	788,580
Lennar Corp., Class A	4,188	378,177
Lennar Corp., Class B	256	22,625
NVR, Inc.(a)	52	328,425
PulteGroup, Inc.	3,780	462,521
Somnigroup International, Inc.	3,622	274,765
		3,031,778
Household Products — 0.8%
Church & Dwight Co., Inc.	4,665	452,785
Clorox Co. (The)	2,407	232,131
Colgate-Palmolive Co.	15,744	1,343,908
Schedule of Investments
27

Schedule of Investments  (continued)
April 30, 2026
iShares® Morningstar U.S. Equity ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Household Products (continued)
Kimberly-Clark Corp.	6,467	$ 636,547
Procter & Gamble Co. (The)	45,233	6,653,322
		9,318,693
Independent Power and Renewable Electricity Producers — 0.1%
Talen Energy Corp.(a)	813	302,778
Vistra Corp.	6,556	1,034,799
		1,337,577
Industrial Conglomerates — 0.3%
3M Co.	10,348	1,516,189
Honeywell International, Inc.	12,335	2,643,761
		4,159,950
Industrial REITs — 0.2%
Prologis, Inc.	18,054	2,564,029
Insurance — 1.5%
Aflac, Inc.	9,244	1,050,765
Allstate Corp. (The)	5,039	1,094,773
American International Group, Inc.	10,389	777,097
Aon PLC, Class A	4,176	1,301,450
Arch Capital Group Ltd.(a)	6,962	657,631
Arthur J. Gallagher & Co.	4,942	1,020,029
Brown & Brown, Inc.	5,399	324,750
Chubb Ltd.	7,138	2,334,126
Cincinnati Financial Corp.	3,009	492,272
Fidelity National Financial, Inc., Class A	5,043	263,749
Hartford Insurance Group, Inc. (The)	5,353	732,344
Loews Corp.	3,395	382,311
Markel Group, Inc.(a)	231	409,441
Marsh & McLennan Cos., Inc.	9,421	1,579,996
MetLife, Inc.	10,739	860,194
Principal Financial Group, Inc.	4,445	448,545
Progressive Corp. (The)	11,354	2,285,333
Prudential Financial, Inc.	6,872	674,212
Travelers Cos., Inc. (The)	4,218	1,287,081
W. R. Berkley Corp.	5,576	372,644
Willis Towers Watson PLC	1,785	457,317
		18,806,060
Interactive Media & Services — 8.8%
Alphabet, Inc., Class A	113,245	43,576,676
Alphabet, Inc., Class C, NVS	98,437	37,597,028
Meta Platforms, Inc., Class A	42,543	26,032,487
Pinterest, Inc., Class A(a)	11,562	227,309
Reddit, Inc., Class A(a)	2,453	361,155
		107,794,655
IT Services — 0.9%
Accenture PLC, Class A	11,945	2,134,691
Cloudflare, Inc., Class A(a)	6,016	1,233,100
Cognizant Technology Solutions Corp., Class A	9,377	496,043
CoreWeave, Inc., Class A(a)(b)	4,874	543,938
Gartner, Inc.(a)	1,352	200,758
GoDaddy, Inc., Class A(a)	2,617	227,129
International Business Machines Corp.	18,209	4,205,915
MongoDB, Inc., Class A(a)	1,541	386,529
Okta, Inc., Class A(a)	3,218	237,006
Snowflake, Inc., Class A(a)	6,484	884,872
Twilio, Inc., Class A(a)	2,832	419,306
VeriSign, Inc.	1,580	424,483
		11,393,770
Life Sciences Tools & Services — 0.7%
Agilent Technologies, Inc.	5,562	642,689
Security	Shares	Value
Life Sciences Tools & Services (continued)
Danaher Corp.	12,515	$ 2,239,559
Illumina, Inc.(a)	2,963	375,531
IQVIA Holdings, Inc.(a)	3,292	521,354
Medpace Holdings, Inc.(a)	443	185,466
Mettler-Toledo International, Inc.(a)	401	511,921
Thermo Fisher Scientific, Inc.	7,322	3,506,945
Waters Corp.(a)	1,927	595,886
West Pharmaceutical Services, Inc.	1,395	415,138
		8,994,489
Machinery — 1.8%
Caterpillar, Inc.	9,055	8,059,946
Cummins, Inc.	2,670	1,791,597
Deere & Co.	4,845	2,857,920
Dover Corp.	2,667	603,835
Fortive Corp.(b)	6,164	368,545
Graco, Inc.	3,273	262,724
Illinois Tool Works, Inc.	5,619	1,449,758
Ingersoll Rand, Inc.	7,661	611,807
Otis Worldwide Corp.	7,552	588,150
PACCAR, Inc.	9,988	1,186,574
Parker-Hannifin Corp.	2,362	2,148,050
Pentair PLC	3,208	258,918
Snap-on, Inc.	989	379,183
Westinghouse Air Brake Technologies Corp.	3,338	900,893
Xylem, Inc.	4,679	552,871
		22,020,771
Media — 0.2%
Charter Communications, Inc., Class A(a)(b)	1,753	289,543
Fox Corp., Class A, NVS	3,902	247,738
Fox Corp., Class B	2,806	159,998
News Corp., Class A, NVS	7,727	203,375
News Corp., Class B	2,005	61,112
Omnicom Group, Inc.	6,021	461,931
Paramount Skydance Corp., Class B, NVS	17,166	175,780
Trade Desk, Inc. (The), Class A(a)	8,723	205,776
		1,805,253
Metals & Mining — 0.5%
Freeport-McMoRan, Inc.	27,898	1,611,946
Newmont Corp.	21,137	2,348,109
Nucor Corp.	4,433	998,711
Reliance, Inc.	1,021	370,112
Royal Gold, Inc.	1,565	365,240
Southern Copper Corp.	1,782	305,952
Steel Dynamics, Inc.	2,649	605,720
		6,605,790
Multi-Utilities — 0.6%
Ameren Corp.	5,239	595,412
CenterPoint Energy, Inc.	12,686	553,744
CMS Energy Corp.	5,789	444,248
Consolidated Edison, Inc.	7,001	780,541
Dominion Energy, Inc.	16,557	1,067,926
DTE Energy Co.	4,004	607,367
NiSource, Inc.	9,059	437,369
Public Service Enterprise Group, Inc.	9,672	789,816
Sempra	12,702	1,208,214
WEC Energy Group, Inc.	6,098	719,198
		7,203,835
Oil, Gas & Consumable Fuels — 3.2%
Cheniere Energy, Inc.	4,173	1,147,366
Chevron Corp.	35,940	6,947,561
282026 iShares Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
April 30, 2026
iShares® Morningstar U.S. Equity ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
ConocoPhillips	23,984	$ 3,016,708
Coterra Energy, Inc.	14,787	531,001
Devon Energy Corp.	11,460	588,700
Diamondback Energy, Inc.	3,582	736,567
EOG Resources, Inc.	10,618	1,492,572
EQT Corp.	12,027	722,582
Expand Energy Corp.	4,420	451,503
Exxon Mobil Corp.	80,967	12,495,637
Kinder Morgan, Inc.	38,174	1,254,779
Marathon Petroleum Corp.	5,612	1,393,403
Occidental Petroleum Corp.	12,720	770,578
ONEOK, Inc.	12,060	1,115,068
Phillips 66	7,811	1,399,341
Targa Resources Corp.	4,166	1,083,493
Texas Pacific Land Corp.(b)	1,127	500,016
Valero Energy Corp.	5,908	1,492,243
Williams Cos., Inc. (The)	23,596	1,800,611
		38,939,729
Passenger Airlines — 0.1%
Delta Air Lines, Inc.	12,648	859,937
Southwest Airlines Co.	9,167	347,613
United Airlines Holdings, Inc.(a)	6,359	572,310
		1,779,860
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The), Class A	4,719	361,994
Kenvue, Inc.	34,118	598,089
		960,083
Pharmaceuticals — 3.0%
Bristol-Myers Squibb Co.	39,725	2,406,938
Eli Lilly & Co.	15,484	14,471,347
Johnson & Johnson	46,825	10,762,726
Merck & Co., Inc.	48,278	5,270,992
Pfizer, Inc.	110,246	2,943,568
Royalty Pharma PLC, Class A	6,820	341,614
Zoetis, Inc., Class A	8,255	949,077
		37,146,262
Professional Services — 0.4%
Automatic Data Processing, Inc.	7,866	1,667,120
Broadridge Financial Solutions, Inc.	2,277	350,612
Equifax, Inc.	2,391	415,890
Jacobs Solutions, Inc.	2,359	305,278
Leidos Holdings, Inc.	2,348	350,369
Paychex, Inc.	6,287	582,365
SS&C Technologies Holdings, Inc.	4,184	289,951
TransUnion	3,760	266,960
Verisk Analytics, Inc.	2,744	506,241
		4,734,786
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A(a)	5,775	824,266
CoStar Group, Inc.(a)	7,736	267,743
Zillow Group, Inc., Class A(a)	981	43,762
Zillow Group, Inc., Class C, NVS(a)	3,268	145,099
		1,280,870
Residential REITs — 0.2%
AvalonBay Communities, Inc.	2,656	486,048
Equity Residential	6,788	443,799
Essex Property Trust, Inc.	1,191	313,483
Invitation Homes, Inc.	10,831	311,608
Security	Shares	Value
Residential REITs (continued)
Mid-America Apartment Communities, Inc.	2,305	$ 297,760
Sun Communities, Inc.	2,143	273,961
		2,126,659
Retail REITs — 0.2%
Kimco Realty Corp.	13,196	311,953
Realty Income Corp.	17,319	1,112,573
Simon Property Group, Inc.	6,305	1,284,392
		2,708,918
Semiconductors & Semiconductor Equipment — 16.3%
Advanced Micro Devices, Inc.(a)	31,663	11,224,217
Analog Devices, Inc.	9,485	3,815,436
Applied Materials, Inc.	15,433	6,088,164
Astera Labs, Inc.(a)	2,682	522,293
Broadcom, Inc.	90,470	37,764,892
Credo Technology Group Holding Ltd.(a)	3,141	546,566
Entegris, Inc.	2,911	411,557
First Solar, Inc.(a)	1,976	398,935
Intel Corp.(a)	84,631	7,995,937
KLA Corp.	2,554	4,470,394
Lam Research Corp.	24,405	6,293,073
Marvell Technology, Inc.	16,919	2,794,173
Microchip Technology, Inc.	10,510	976,484
Micron Technology, Inc.	21,875	11,312,875
Monolithic Power Systems, Inc.	887	1,431,982
NVIDIA Corp.	455,737	90,951,433
NXP Semiconductors NV	4,702	1,380,460
ON Semiconductor Corp.(a)	7,809	787,225
Qnity Electronics, Inc.	4,058	570,798
QUALCOMM, Inc.	20,752	3,726,644
Teradyne, Inc.	3,041	1,044,492
Texas Instruments, Inc.	17,659	4,963,592
		199,471,622
Software — 8.0%
Adobe, Inc.(a)	7,977	1,963,140
AppLovin Corp., Class A(a)	4,136	1,846,104
Atlassian Corp., Class A(a)	3,236	221,957
Autodesk, Inc.(a)	4,133	979,521
Bentley Systems, Inc., Class B	2,599	84,779
Cadence Design Systems, Inc.(a)	5,285	1,741,883
Circle Internet Group, Inc., Class A(a)	863	78,429
Crowdstrike Holdings, Inc., Class A(a)	4,732	2,109,289
Datadog, Inc., Class A(a)	5,963	788,249
Docusign, Inc.(a)	3,944	181,385
Dynatrace, Inc.(a)	5,776	209,149
Fair Isaac Corp.(a)	453	464,325
Fortinet, Inc.(a)	12,224	1,030,605
Gen Digital, Inc.	11,027	212,711
Guidewire Software, Inc.(a)	1,616	223,638
HubSpot, Inc.(a)	967	214,442
Intuit, Inc.	5,295	2,057,108
Microsoft Corp.	144,436	58,898,112
Nutanix, Inc., Class A(a)	4,957	202,692
Oracle Corp.	33,084	5,339,427
Palantir Technologies, Inc., Class A(a)	42,992	5,980,617
Palo Alto Networks, Inc.(a)	15,569	2,791,833
PTC, Inc.(a)	2,312	315,126
Roper Technologies, Inc.	2,068	733,747
Salesforce, Inc.	17,622	3,110,812
ServiceNow, Inc.(a)	20,322	1,794,636
Strategy, Inc., Class A(a)(b)	6,072	1,004,612
Synopsys, Inc.(a)	3,714	1,792,376
Schedule of Investments
29

Schedule of Investments  (continued)
April 30, 2026
iShares® Morningstar U.S. Equity ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Software (continued)
Trimble, Inc.(a)	4,630	$ 311,692
Tyler Technologies, Inc.(a)	836	285,193
Unity Software, Inc.(a)	6,233	164,676
Workday, Inc., Class A(a)	4,196	513,590
Zoom Communications, Inc., Class A(a)	4,655	452,233
Zscaler, Inc.(a)	1,933	252,604
		98,350,692
Specialized REITs — 0.8%
American Tower Corp.	9,086	1,660,103
Crown Castle, Inc.	8,020	712,016
Digital Realty Trust, Inc.	6,242	1,254,268
Equinix, Inc.	1,904	2,061,708
Extra Space Storage, Inc.	3,974	569,593
Iron Mountain, Inc.	5,731	722,049
Public Storage	3,074	929,731
SBA Communications Corp.	2,135	472,262
VICI Properties, Inc.	20,481	598,045
Weyerhaeuser Co.	13,444	329,647
		9,309,422
Specialty Retail — 1.6%
AutoZone, Inc.(a)	323	1,196,402
Best Buy Co., Inc.	3,939	238,270
Burlington Stores, Inc.(a)	1,221	390,732
Carvana Co., Class A(a)	2,698	1,067,868
Home Depot, Inc. (The)	19,325	6,354,060
Lowe’s Cos., Inc.	10,880	2,598,035
O’Reilly Automotive, Inc.(a)	16,344	1,624,594
Ross Stores, Inc.	6,192	1,410,476
TJX Cos., Inc. (The)	21,625	3,389,719
Tractor Supply Co.	9,884	346,928
Ulta Beauty, Inc.(a)	868	466,533
Williams-Sonoma, Inc.	2,316	419,682
		19,503,299
Technology Hardware, Storage & Peripherals — 7.4%
Apple Inc.	285,277	77,409,914
Dell Technologies, Inc., Class C	5,858	1,224,029
Everpure, Inc., Class A(a)	5,963	426,056
Hewlett Packard Enterprise Co.	25,519	734,182
HP, Inc.	18,284	381,404
IonQ, Inc.(a)(b)	6,799	306,771
NetApp, Inc.	3,740	414,280
Sandisk Corp.(a)	2,710	2,971,542
Seagate Technology Holdings PLC	4,343	2,925,619
Super Micro Computer, Inc.(a)(b)	10,248	280,795
Western Digital Corp.	6,595	2,865,659
		89,940,251
Textiles, Apparel & Luxury Goods — 0.2%
Lululemon Athletica, Inc.(a)	2,050	282,285
NIKE, Inc., Class B	21,903	971,617
Tapestry, Inc.	4,019	582,916
		1,836,818
Security	Shares	Value
Tobacco — 0.6%
Altria Group, Inc.	32,635	$ 2,370,933
Philip Morris International, Inc.	30,253	4,993,863
		7,364,796
Trading Companies & Distributors — 0.4%
Fastenal Co.	22,305	1,002,164
Ferguson Enterprises, Inc.	3,925	1,050,762
United Rentals, Inc.	1,234	1,184,442
Watsco, Inc.	674	295,104
WW Grainger, Inc.	866	1,005,729
		4,538,201
Water Utilities — 0.0%
American Water Works Co., Inc.	3,784	485,941
Wireless Telecommunication Services — 0.1%
T-Mobile U.S., Inc.	9,225	1,803,488
Total Common Stocks — 99.8% (Cost: $725,507,877)		1,220,799,965
Rights
Capital Markets — 0.0%
TPG, Inc., CVR(a)(d)	4,397	44
Total Rights — 0.0% (Cost: $ —)		44
Total Long-Term Investments — 99.8% (Cost: $725,507,877)		1,220,800,009
Short-Term Securities
Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.83%(c)(e)(f)	3,778,602	3,779,735
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.61%(c)(e)	1,802,810	1,802,810
Total Short-Term Securities — 0.5% (Cost: $5,581,908)		5,582,545
Total Investments — 100.3% (Cost: $731,089,785)		1,226,382,554
Liabilities in Excess of Other Assets — (0.3)%		(3,158,390)
Net Assets — 100.0%		$ 1,223,224,164

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

302026 iShares Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
April 30, 2026
iShares® Morningstar U.S. Equity ETF
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/26	Shares Held at 04/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 7,199,567	$ —	$ (3,419,402)(a)	$ 277	$ (707)	$ 3,779,735	3,778,602	$ 30,526 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	1,903,827	—	(101,017)(a)	—	—	1,802,810	1,802,810	68,784	—
BlackRock, Inc.	2,533,415	248,936	(310,052)	72,241	331,514	2,876,054	2,699	57,624	—
				$ 72,518	$ 330,807	$ 8,458,599		$ 156,934	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	6	06/18/26	$ 2,173	$ 140,470
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$ —	$ —	$ 140,470	$ —	$ —	$ —	$ 140,470

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended April 30, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 420,473	$ —	$ —	$ —	$ 420,473
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ 110,381	$ —	$ —	$ —	$ 110,381
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$ 2,990,866

Schedule of Investments
31

Schedule of Investments  (continued)
April 30, 2026
iShares® Morningstar U.S. Equity ETF
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 1,220,799,965	$ —	$ —	$ 1,220,799,965
Rights	—	—	44	44
Short-Term Securities
Money Market Funds	5,582,545	—	—	5,582,545
	$ 1,226,382,510	$ —	$ 44	$ 1,226,382,554
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 140,470	$ —	$ —	$ 140,470

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
322026 iShares Annual Financial Statements and Additional Information

Schedule of Investments
April 30, 2026
iShares® Morningstar Value ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.3%
Boeing Co. (The)(a)	30,550	$ 6,996,866
General Dynamics Corp.	9,482	3,264,652
L3Harris Technologies, Inc.	2,652	850,099
Lockheed Martin Corp.	7,640	3,957,291
Northrop Grumman Corp.	5,527	3,202,786
RTX Corp.	52,201	9,191,030
Textron, Inc.	4,831	463,583
		27,926,307
Air Freight & Logistics — 0.6%
Expeditors International of Washington, Inc.	5,244	775,535
FedEx Corp.	8,615	3,474,516
United Parcel Service, Inc., Class B	28,843	3,138,118
		7,388,169
Automobile Components — 0.0%
Aptiv PLC(a)	8,059	485,635
Automobiles — 1.9%
Ford Motor Co.	153,156	1,850,124
General Motors Co.	35,145	2,702,299
Rivian Automotive, Inc., Class A(a)	29,167	478,339
Tesla, Inc.(a)	48,186	18,389,223
		23,419,985
Banks — 6.6%
Bank of America Corp.	257,306	13,755,579
Citigroup, Inc.	68,136	8,720,045
Citizens Financial Group, Inc.	11,081	720,819
Fifth Third Bancorp	35,205	1,787,006
First Citizens BancShares, Inc., Class A	185	367,007
Huntington Bancshares, Inc.	77,512	1,299,101
JPMorgan Chase & Co.	105,050	32,904,811
KeyCorp	36,992	817,893
M&T Bank Corp.	6,002	1,312,217
PNC Financial Services Group, Inc. (The)	15,752	3,512,696
Regions Financial Corp.	34,078	972,927
Truist Financial Corp.	49,079	2,527,569
U.S. Bancorp	60,670	3,437,562
Wells Fargo & Co.	120,624	9,918,912
		82,054,144
Beverages — 1.9%
Coca-Cola Co. (The)	152,343	11,998,535
Constellation Brands, Inc., Class A	5,763	902,370
Keurig Dr. Pepper, Inc.	47,455	1,395,177
Monster Beverage Corp.(a)	10,428	803,686
PepsiCo, Inc.	53,341	8,454,015
		23,553,783
Biotechnology — 2.9%
AbbVie, Inc.	68,837	14,546,635
Amgen, Inc.	20,946	7,252,553
Biogen, Inc.(a)	5,541	1,048,800
Gilead Sciences, Inc.	48,385	6,330,693
Incyte Corp.(a)	6,256	596,009
Regeneron Pharmaceuticals, Inc.	3,935	2,782,281
United Therapeutics Corp.(a)	1,557	889,592
Vertex Pharmaceuticals, Inc.(a)	6,416	2,742,070
		36,188,633
Broadline Retail — 2.8%
Amazon.com, Inc.(a)	122,790	32,546,717
Coupang, Inc., Class A(a)	16,013	319,940
Security	Shares	Value
Broadline Retail (continued)
eBay, Inc.	12,891	$ 1,333,961
MercadoLibre, Inc.(a)	651	1,167,002
		35,367,620
Building Products — 0.3%
Allegion PLC	1,510	207,595
Carlisle Cos., Inc.	649	230,564
Carrier Global Corp.	15,884	1,066,928
Trane Technologies PLC	3,963	1,951,936
		3,457,023
Capital Markets — 3.9%
Ameriprise Financial, Inc.	1,887	895,929
Bank of New York Mellon Corp. (The)	12,667	1,702,065
BlackRock, Inc.(b)	5,406	5,760,634
Blackstone, Inc., Class A	12,102	1,519,769
Carlyle Group, Inc. (The)	8,339	417,534
Charles Schwab Corp. (The)	31,166	2,856,052
CME Group, Inc., Class A	14,032	4,038,690
Goldman Sachs Group, Inc. (The)	11,698	10,806,262
Intercontinental Exchange, Inc.	22,321	3,528,727
KKR & Co., Inc., Class A	15,170	1,582,838
Morgan Stanley	47,092	8,975,264
Northern Trust Corp.	4,617	767,992
Raymond James Financial, Inc.	2,520	398,966
S&P Global, Inc.	6,715	2,895,709
State Street Corp.	10,886	1,663,816
T Rowe Price Group, Inc.	8,484	872,834
		48,683,081
Chemicals — 1.6%
Air Products & Chemicals, Inc.	8,647	2,594,532
Corteva, Inc.	14,221	1,152,043
Dow, Inc.	27,467	1,112,139
DuPont de Nemours, Inc.	16,426	750,011
International Flavors & Fragrances, Inc.	10,045	705,159
Linde PLC	18,170	9,105,714
LyondellBasell Industries NV, Class A	10,009	746,672
PPG Industries, Inc.	8,902	965,867
RPM International, Inc.	3,060	311,783
Sherwin-Williams Co. (The)	6,161	1,981,439
		19,425,359
Commercial Services & Supplies — 0.3%
Veralto Corp.	3,508	309,406
Waste Management, Inc.	14,344	3,335,697
		3,645,103
Communications Equipment — 1.2%
Cisco Systems, Inc.	153,968	14,088,072
F5, Inc.(a)	1,528	494,919
		14,582,991
Construction & Engineering — 0.0%
AECOM	1,525	128,253
MasTec, Inc.(a)	867	341,641
		469,894
Construction Materials — 0.2%
CRH PLC	11,175	1,323,344
Martin Marietta Materials, Inc.	1,088	673,548
		1,996,892
Consumer Finance — 0.7%
American Express Co.	10,743	3,470,526
Schedule of Investments
33

Schedule of Investments  (continued)
April 30, 2026
iShares® Morningstar Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Consumer Finance (continued)
Capital One Financial Corp.	24,224	$ 4,634,051
Synchrony Financial	7,875	600,075
		8,704,652
Consumer Staples Distribution & Retail — 2.5%
Costco Wholesale Corp.	7,723	7,835,215
Dollar General Corp.	8,581	994,366
Dollar Tree, Inc.(a)	7,323	711,137
Kroger Co. (The)	22,881	1,557,510
Performance Food Group Co.(a)	6,006	543,903
Sysco Corp.	18,630	1,391,847
Target Corp.	17,686	2,294,759
U.S. Foods Holding Corp.(a)	4,933	461,186
Walmart, Inc.	115,655	15,258,364
		31,048,287
Containers & Packaging — 0.2%
Amcor PLC	17,906	681,144
International Paper Co.	7,659	232,987
Packaging Corp. of America	2,230	475,994
Smurfit Westrock PLC	20,231	776,668
		2,166,793
Distributors — 0.0%
Genuine Parts Co.	5,368	575,611
Diversified REITs — 0.0%
WP Carey, Inc.	8,407	613,122
Diversified Telecommunication Services — 1.5%
AT&T Inc.	272,947	7,132,105
Comcast Corp., Class A	141,554	3,827,620
Verizon Communications, Inc.	164,541	7,902,904
		18,862,629
Electric Utilities — 2.6%
Alliant Energy Corp.	10,035	736,870
American Electric Power Co., Inc.	20,049	2,748,918
Constellation Energy Corp.	5,818	1,821,034
Duke Energy Corp.	30,331	3,929,381
Edison International	15,022	1,043,879
Entergy Corp.	10,990	1,295,831
Evergy, Inc.	8,886	736,116
Eversource Energy	14,587	1,031,301
Exelon Corp.	39,339	1,809,201
FirstEnergy Corp.	20,207	960,237
NextEra Energy, Inc.	81,073	7,935,425
NRG Energy, Inc.	3,927	610,963
PG&E Corp.	85,391	1,419,198
PPL Corp.	19,059	713,569
Southern Co. (The)	42,849	4,143,498
Xcel Energy, Inc.	23,050	1,911,998
		32,847,419
Electrical Equipment — 0.4%
Eaton Corp. PLC	7,867	3,406,490
Emerson Electric Co.	9,137	1,283,200
Rockwell Automation, Inc.	1,499	612,956
		5,302,646
Electronic Equipment, Instruments & Components — 0.3%
CDW Corp.	5,193	710,974
Flex Ltd.(a)	5,591	511,856
Jabil, Inc.	1,643	554,496
Keysight Technologies, Inc.(a)	2,273	795,345
TE Connectivity PLC	4,258	901,248
Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Teledyne Technologies, Inc.(a)	714	$ 461,137
Zebra Technologies Corp., Class A(a)	848	191,869
		4,126,925
Energy Equipment & Services — 0.5%
Baker Hughes Co., Class A	17,094	1,190,939
Halliburton Co.	32,561	1,377,330
SLB Ltd.	57,709	3,282,488
TechnipFMC PLC	10,700	808,599
		6,659,356
Entertainment — 2.1%
Electronic Arts, Inc.	6,238	1,262,384
Netflix, Inc.(a)	164,619	15,409,985
TKO Group Holdings, Inc., Class A	1,093	203,396
Walt Disney Co. (The)	69,070	7,166,013
Warner Bros Discovery, Inc., Class A(a)	88,163	2,384,809
		26,426,587
Financial Services — 4.0%
Apollo Global Management, Inc.	9,118	1,173,669
Berkshire Hathaway, Inc., Class B(a)	71,721	33,967,066
Block, Inc., Class A(a)	6,510	459,020
Corebridge Financial, Inc.	2,725	75,046
Corpay, Inc.(a)	1,507	461,850
Equitable Holdings, Inc.	11,235	474,117
Fidelity National Information Services, Inc.	15,188	706,698
Fiserv, Inc.(a)	21,072	1,320,161
Global Payments, Inc.	9,316	670,379
PayPal Holdings, Inc.	20,993	1,052,589
Rocket Cos., Inc., Class A(a)	34,714	507,519
Visa, Inc., Class A	26,560	8,760,550
		49,628,664
Food Products — 0.7%
Archer-Daniels-Midland Co.	17,742	1,322,489
Bunge Global SA	5,219	663,178
General Mills, Inc.	20,881	737,308
Hershey Co. (The)	5,777	1,073,020
Kraft Heinz Co. (The)	34,205	775,085
McCormick & Co., Inc., NVS	7,285	370,369
Mondelez International, Inc., Class A	50,405	3,096,883
Tyson Foods, Inc., Class A	10,706	685,934
		8,724,266
Gas Utilities — 0.1%
Atmos Energy Corp.	4,291	815,204
Ground Transportation — 1.3%
CSX Corp.	72,817	3,308,076
JB Hunt Transport Services, Inc.	1,220	306,867
Norfolk Southern Corp.	4,322	1,365,017
Old Dominion Freight Line, Inc.	3,383	718,651
Uber Technologies, Inc.(a)	54,318	4,052,666
Union Pacific Corp.	23,099	6,224,718
		15,975,995
Health Care Equipment & Supplies — 1.3%
Abbott Laboratories	67,762	6,152,112
Becton Dickinson & Co.	11,173	1,665,224
Cooper Cos., Inc. (The)(a)	4,235	266,382
GE HealthCare Technologies, Inc.(c)	13,362	812,944
Medtronic PLC	50,034	4,051,253
Stryker Corp.	6,934	2,185,111
Zimmer Biomet Holdings, Inc.	7,839	646,169
		15,779,195
342026 iShares Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
April 30, 2026
iShares® Morningstar Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care Providers & Services — 2.7%
Cardinal Health, Inc.	4,020	$ 775,378
Centene Corp.(a)	18,148	974,366
Cigna Group (The)	10,208	2,966,241
CVS Health Corp.	49,236	4,100,866
Elevance Health, Inc.	8,627	3,247,375
HCA Healthcare, Inc.	6,329	2,749,634
Humana, Inc.	4,723	1,116,706
Labcorp Holdings, Inc.	3,283	843,074
McKesson Corp.	2,409	1,963,817
Quest Diagnostics, Inc.	4,353	845,353
Tenet Healthcare Corp.(a)	2,088	369,827
UnitedHealth Group, Inc.	35,342	13,093,504
		33,046,141
Hotels, Restaurants & Leisure — 1.8%
Airbnb, Inc., Class A(a)	7,338	1,029,962
Booking Holdings, Inc.	31,025	5,223,369
Carnival Corp.	28,661	759,803
Darden Restaurants, Inc.	2,998	601,279
DoorDash, Inc., Class A(a)	5,422	914,420
Expedia Group, Inc.	3,369	836,758
Las Vegas Sands Corp.	4,844	264,531
Marriott International, Inc., Class A	4,097	1,481,844
McDonald’s Corp.	27,678	8,125,984
Starbucks Corp.	28,999	3,054,465
Yum! Brands, Inc.	4,075	650,574
		22,942,989
Household Durables — 0.4%
DR Horton, Inc.	10,113	1,555,986
Garmin Ltd.	1,967	493,992
Lennar Corp., Class A	8,257	745,607
Lennar Corp., Class B	392	34,645
NVR, Inc.(a)	104	656,851
PulteGroup, Inc.	7,629	933,484
		4,420,565
Household Products — 1.4%
Church & Dwight Co., Inc.	4,398	426,870
Clorox Co. (The)	4,798	462,719
Colgate-Palmolive Co.	22,229	1,897,467
Kimberly-Clark Corp.	13,004	1,279,984
Procter & Gamble Co. (The)	90,611	13,327,972
		17,395,012
Industrial Conglomerates — 0.7%
3M Co.	20,775	3,043,953
Honeywell International, Inc.	24,753	5,305,310
		8,349,263
Industrial REITs — 0.4%
Prologis, Inc.	36,235	5,146,095
Insurance — 2.2%
Aflac, Inc.	18,350	2,085,844
Allstate Corp. (The)	5,529	1,201,230
American International Group, Inc.	14,544	1,087,891
Arch Capital Group Ltd.(a)	13,945	1,317,245
Chubb Ltd.	14,276	4,668,252
Cincinnati Financial Corp.	6,072	993,379
Fidelity National Financial, Inc., Class A	9,969	521,379
Hartford Insurance Group, Inc. (The)	10,723	1,467,014
Loews Corp.	4,265	480,282
Markel Group, Inc.(a)	250	443,117
Marsh & McLennan Cos., Inc.	18,939	3,176,260
MetLife, Inc.	21,556	1,726,636
Security	Shares	Value
Insurance (continued)
Principal Financial Group, Inc.	8,801	$ 888,109
Progressive Corp. (The)	13,419	2,700,976
Prudential Financial, Inc.	13,535	1,327,919
Travelers Cos., Inc. (The)	8,448	2,577,823
W. R. Berkley Corp.	6,635	443,417
Willis Towers Watson PLC	2,239	573,632
		27,680,405
Interactive Media & Services — 4.1%
Alphabet, Inc., Class A	70,363	27,075,682
Alphabet, Inc., Class C, NVS	61,163	23,360,596
Pinterest, Inc., Class A(a)	11,825	232,480
		50,668,758
IT Services — 1.2%
Accenture PLC, Class A	23,980	4,285,466
Cognizant Technology Solutions Corp., Class A	18,886	999,069
CoreWeave, Inc., Class A(a)	3,557	396,961
GoDaddy, Inc., Class A(a)	2,872	249,261
International Business Machines Corp.	36,466	8,422,917
Twilio, Inc., Class A(a)	2,261	334,764
		14,688,438
Life Sciences Tools & Services — 1.2%
Agilent Technologies, Inc.	6,984	807,001
Danaher Corp.	25,126	4,496,298
Illumina, Inc.(a)	4,046	512,790
IQVIA Holdings, Inc.(a)	4,297	680,516
Mettler-Toledo International, Inc.(a)	338	431,494
Thermo Fisher Scientific, Inc.	14,656	7,019,638
Waters Corp.(a)	1,534	474,359
West Pharmaceutical Services, Inc.	935	278,246
		14,700,342
Machinery — 2.9%
Caterpillar, Inc.	18,141	16,147,485
Cummins, Inc.	2,498	1,676,183
Deere & Co.	9,726	5,737,076
Dover Corp.	2,622	593,647
Fortive Corp.	9,215	550,965
Illinois Tool Works, Inc.	11,283	2,911,127
Ingersoll Rand, Inc.	8,843	706,202
Otis Worldwide Corp.	11,425	889,779
PACCAR, Inc.	20,012	2,377,425
Parker-Hannifin Corp.	4,726	4,297,919
Pentair PLC	2,315	186,844
Snap-on, Inc.	1,335	511,839
		36,586,491
Media — 0.3%
Charter Communications, Inc., Class A(a)(c)	3,546	585,693
Fox Corp., Class A, NVS	7,776	493,698
Fox Corp., Class B	5,384	306,996
News Corp., Class A, NVS	14,652	385,640
News Corp., Class B	3,994	121,737
Omnicom Group, Inc.	12,061	925,320
Paramount Skydance Corp., Class B, NVS(c)	34,212	350,331
		3,169,415
Metals & Mining — 0.7%
Freeport-McMoRan, Inc.	18,822	1,087,535
Newmont Corp.	42,433	4,713,882
Nucor Corp.	5,680	1,279,647
Reliance, Inc.	1,412	511,850
Schedule of Investments
35

Schedule of Investments  (continued)
April 30, 2026
iShares® Morningstar Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Metals & Mining (continued)
Southern Copper Corp.	3,549	$ 609,328
Steel Dynamics, Inc.	2,843	650,080
		8,852,322
Multi-Utilities — 1.0%
Ameren Corp.	6,508	739,634
CenterPoint Energy, Inc.	17,993	785,394
CMS Energy Corp.	8,771	673,086
Consolidated Edison, Inc.	14,057	1,567,215
Dominion Energy, Inc.	33,182	2,140,239
DTE Energy Co.	8,069	1,223,987
NiSource, Inc.	10,213	493,084
Public Service Enterprise Group, Inc.	13,060	1,066,479
Sempra	25,372	2,413,385
WEC Energy Group, Inc.	8,436	994,942
		12,097,445
Oil, Gas & Consumable Fuels — 6.0%
Cheniere Energy, Inc.	8,360	2,298,582
Chevron Corp.	72,003	13,918,900
ConocoPhillips	48,118	6,052,282
Coterra Energy, Inc.	18,306	657,368
Devon Energy Corp.	22,957	1,179,301
Diamondback Energy, Inc.	7,175	1,475,395
EOG Resources, Inc.	21,284	2,991,892
EQT Corp.	8,326	500,226
Expand Energy Corp.	4,453	454,874
Exxon Mobil Corp.	162,296	25,047,142
Kinder Morgan, Inc.	76,519	2,515,180
Marathon Petroleum Corp.	11,243	2,791,524
Occidental Petroleum Corp.	25,560	1,548,425
ONEOK, Inc.	24,175	2,235,221
Phillips 66	9,799	1,755,491
Targa Resources Corp.	8,287	2,155,283
Valero Energy Corp.	11,843	2,991,305
Williams Cos., Inc. (The)	47,414	3,618,162
		74,186,553
Passenger Airlines — 0.3%
Delta Air Lines, Inc.	25,380	1,725,586
Southwest Airlines Co.	7,317	277,461
United Airlines Holdings, Inc.(a)	12,776	1,149,840
		3,152,887
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The), Class A	6,921	530,910
Kenvue, Inc.	67,768	1,187,973
		1,718,883
Pharmaceuticals — 3.6%
Bristol-Myers Squibb Co.	79,356	4,808,180
Johnson & Johnson	93,858	21,573,261
Merck & Co., Inc.	96,772	10,565,567
Pfizer, Inc.	220,952	5,899,419
Royalty Pharma PLC, Class A	13,841	693,296
Zoetis, Inc., Class A	6,221	715,228
		44,254,951
Professional Services — 0.3%
Automatic Data Processing, Inc.	10,053	2,130,633
Jacobs Solutions, Inc.	2,689	347,983
Leidos Holdings, Inc.	2,389	356,487
Paychex, Inc.	6,337	586,996
SS&C Technologies Holdings, Inc.	8,337	577,754
		3,999,853
Security	Shares	Value
Real Estate Management & Development — 0.0%
CBRE Group, Inc., Class A(a)	4,053	$ 578,485
Residential REITs — 0.3%
AvalonBay Communities, Inc.	3,666	670,878
Equity Residential	9,615	628,629
Essex Property Trust, Inc.	1,602	421,662
Invitation Homes, Inc.	13,585	390,840
Mid-America Apartment Communities, Inc.	4,509	582,473
Sun Communities, Inc.	4,272	546,133
		3,240,615
Retail REITs — 0.4%
Kimco Realty Corp.	26,816	633,930
Realty Income Corp.	25,010	1,606,643
Simon Property Group, Inc.	12,631	2,573,061
		4,813,634
Semiconductors & Semiconductor Equipment — 5.0%
Analog Devices, Inc.	19,035	7,657,019
Applied Materials, Inc.	20,161	7,953,313
Intel Corp.(a)	169,524	16,016,628
Micron Technology, Inc.	18,296	9,461,959
NXP Semiconductors NV	6,748	1,981,145
ON Semiconductor Corp.(a)	11,729	1,182,400
Qnity Electronics, Inc.	2,788	392,160
QUALCOMM, Inc.	41,651	7,479,687
Texas Instruments, Inc.	35,397	9,949,389
		62,073,700
Software — 6.2%
Adobe, Inc.(a)	10,213	2,513,419
Circle Internet Group, Inc., Class A(a)	538	48,893
Docusign, Inc.(a)	4,003	184,098
Gen Digital, Inc.	15,484	298,686
Intuit, Inc.	3,462	1,344,987
Microsoft Corp.	156,650	63,878,737
Roper Technologies, Inc.	1,871	663,850
Salesforce, Inc.	17,753	3,133,937
Strategy, Inc., Class A(a)(c)	12,236	2,024,446
Synopsys, Inc.(a)	2,625	1,266,825
Trimble, Inc.(a)	3,217	216,569
Zoom Communications, Inc., Class A(a)	9,423	915,445
		76,489,892
Specialized REITs — 1.0%
American Tower Corp.	18,203	3,325,870
Crown Castle, Inc.	6,352	563,931
Digital Realty Trust, Inc.	5,494	1,103,964
Equinix, Inc.	1,964	2,126,678
Extra Space Storage, Inc.	5,797	830,884
Iron Mountain, Inc.	4,038	508,748
Public Storage	4,477	1,354,069
SBA Communications Corp.	2,177	481,552
VICI Properties, Inc.	41,240	1,204,208
Weyerhaeuser Co.	27,277	668,832
		12,168,736
Specialty Retail — 2.2%
Best Buy Co., Inc.	7,553	456,881
Home Depot, Inc. (The)	38,753	12,741,986
Lowe’s Cos., Inc.	21,837	5,214,457
O’Reilly Automotive, Inc.(a)	20,760	2,063,544
Ross Stores, Inc.	6,224	1,417,765
TJX Cos., Inc. (The)	28,783	4,511,735
Tractor Supply Co.	7,586	266,269
362026 iShares Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
April 30, 2026
iShares® Morningstar Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Specialty Retail (continued)
Ulta Beauty, Inc.(a)	972	$ 522,431
Williams-Sonoma, Inc.	2,556	463,173
		27,658,241
Technology Hardware, Storage & Peripherals — 6.7%
Apple Inc.	285,917	77,583,578
Dell Technologies, Inc., Class C	5,113	1,068,361
Hewlett Packard Enterprise Co.	51,418	1,479,296
HP, Inc.	37,041	772,675
NetApp, Inc.	4,947	547,979
Western Digital Corp.	4,899	2,128,714
		83,580,603
Textiles, Apparel & Luxury Goods — 0.2%
Lululemon Athletica, Inc.(a)	3,983	548,459
NIKE, Inc., Class B	25,534	1,132,688
Tapestry, Inc.	4,114	596,695
		2,277,842
Tobacco — 1.2%
Altria Group, Inc.	65,539	4,761,409
Philip Morris International, Inc.	60,646	10,010,835
		14,772,244
Trading Companies & Distributors — 0.2%
Ferguson Enterprises, Inc.	3,323	889,600
United Rentals, Inc.	738	708,362
Watsco, Inc.	816	357,278
		1,955,240
Water Utilities — 0.1%
American Water Works Co., Inc.	4,916	631,313
Wireless Telecommunication Services — 0.3%
T-Mobile U.S., Inc.	18,532	3,623,006
Total Common Stocks — 99.8% (Cost: $953,133,452)		1,237,822,329
Security	Shares	Value
Rights
Capital Markets — 0.0%
TPG, Inc., CVR(a)(d)	8,671	$ 87
Total Rights — 0.0% (Cost: $ —)		87
Total Long-Term Investments — 99.8% (Cost: $953,133,452)		1,237,822,416
Short-Term Securities
Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.83%(b)(e)(f)	3,388,860	3,389,877
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.61%(b)(e)	1,785,315	1,785,315
Total Short-Term Securities — 0.4% (Cost: $5,174,933)		5,175,192
Total Investments — 100.2% (Cost: $958,308,385)		1,242,997,608
Liabilities in Excess of Other Assets — (0.2)%		(2,341,487)
Net Assets — 100.0%		$ 1,240,656,121

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/26	Shares Held at 04/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 1,594,808	$ 1,794,896 (a)	$ —	$ 584	$ (411)	$ 3,389,877	3,388,860	$ 23,169 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	1,189,375	595,940 (a)	—	—	—	1,785,315	1,785,315	67,865	—
BlackRock, Inc.	5,576,986	1,708,425	(2,409,741)	220,729	664,235	5,760,634	5,406	120,704	—
				$ 221,313	$ 663,824	$ 10,935,826		$ 211,738	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
37

Schedule of Investments  (continued)
April 30, 2026
iShares® Morningstar Value ETF
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Russell 1000 Value Index	21	06/18/26	$ 2,397	$ 119,181
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$ —	$ —	$ 119,181	$ —	$ —	$ —	$ 119,181

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended April 30, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 475,019	$ —	$ —	$ —	$ 475,019
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ 88,433	$ —	$ —	$ —	$ 88,433
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$ 2,212,137

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
382026 iShares Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
April 30, 2026
iShares® Morningstar Value ETF
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 1,237,822,329	$ —	$ —	$ 1,237,822,329
Rights	—	—	87	87
Short-Term Securities
Money Market Funds	5,175,192	—	—	5,175,192
	$ 1,242,997,521	$ —	$ 87	$ 1,242,997,608
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 119,181	$ —	$ —	$ 119,181

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments
39

Statements of Assets and Liabilities
April 30, 2026

	iShares Morningstar Mid-Cap Value ETF	iShares Morningstar Small-Cap ETF	iShares Morningstar U.S. Equity ETF	iShares Morningstar Value ETF
ASSETS
Investments, at value — unaffiliated(a)(b)	$ 1,031,163,953	$ 268,063,949	$ 1,217,923,955	$ 1,232,061,782
Investments, at value — affiliated(c)	4,816,553	21,065,535	8,458,599	10,935,826
Cash	230	3,730	37	60
Cash pledged:
Futures contracts	67,000	100,000	147,000	171,000
Receivables:
Securities lending income — affiliated	1,571	9,099	1,355	645
Dividends — unaffiliated	507,566	70,877	485,033	873,733
Dividends — affiliated	3,296	2,345	4,970	4,744
Variation margin on futures contracts	19,410	24,120	22,725	45,360
Total assets	1,036,579,579	289,339,655	1,227,043,674	1,244,093,150
LIABILITIES
Collateral on securities loaned	3,489,076	19,892,311	3,787,487	3,391,413
Payables:
Investments purchased	22,055	670,850	3,025	6,105
Investment advisory fees	49,668	8,571	28,998	39,511
Total liabilities	3,560,799	20,571,732	3,819,510	3,437,029
Commitments and contingent liabilities
NET ASSETS	$ 1,033,018,780	$ 268,767,923	$ 1,223,224,164	$ 1,240,656,121
NET ASSETS CONSIST OF:
Paid-in capital	$ 864,425,085	$ 240,550,491	$ 817,353,021	$ 1,002,665,104
Accumulated earnings	168,593,695	28,217,432	405,871,143	237,991,017
NET ASSETS	$ 1,033,018,780	$ 268,767,923	$ 1,223,224,164	$ 1,240,656,121

NET ASSET VALUE
Shares outstanding	$ 11,550,000	$ 3,800,000	$ 12,300,000	$ 12,500,000
Net asset value	$ 89.44	$ 70.73	$ 99.45	$ 99.25
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	None	None	None	None

(a) Investments, at cost — unaffiliated	$ 821,816,395	$ 214,825,986	$ 723,860,545	$ 948,981,767
(b) Securities loaned, at value	$ 3,416,888	$ 20,058,629	$ 3,791,481	$ 3,429,039
(c) Investments, at cost — affiliated	$ 4,815,176	$ 21,055,517	$ 7,229,240	$ 9,326,618
See notes to financial statements.
402026 iShares Annual Financial Statements and Additional Information

Statements of Operations
Year Ended April 30, 2026

	iShares Morningstar Mid-Cap Value ETF	iShares Morningstar Small-Cap ETF	iShares Morningstar U.S. Equity ETF	iShares Morningstar Value ETF
INVESTMENT INCOME
Dividends — unaffiliated	$ 19,999,118	$ 3,435,387	$ 12,987,551	$ 20,775,816
Dividends — affiliated	41,407	28,292	126,408	188,569
Interest — unaffiliated	1,379	1,636	313	545
Securities lending income — affiliated — net	69,827	172,894	30,526	23,169
Foreign taxes withheld	(11,369)	(2,512)	(2,823)	(3,291)
Total investment income	20,100,362	3,635,697	13,141,975	20,984,808
EXPENSES
Investment advisory	511,492	99,325	335,495	447,849
Interest expense	13	40	—	—
Total expenses	511,505	99,365	335,495	447,849
Net investment income	19,588,857	3,536,332	12,806,480	20,536,959
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(16,850,869)	9,464,960	(10,529,544)	(24,491,535)
Investments — affiliated	(1,018)	(505)	(4,777)	6,655
Futures contracts	313,732	254,434	420,473	475,019
In-kind redemptions — unaffiliated(a)	52,983,289	5,029,687	26,119,374	143,709,725
In-kind redemptions — affiliated(a)	—	—	77,295	214,658
	36,445,134	14,748,576	16,082,821	119,914,522
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	148,025,598	55,243,304	259,765,155	132,058,635
Investments — affiliated	(720)	(1,805)	330,807	663,824
Futures contracts	22,741	(7,627)	110,381	88,433
	148,047,619	55,233,872	260,206,343	132,810,892
Net realized and unrealized gain	184,492,753	69,982,448	276,289,164	252,725,414
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 204,081,610	$ 73,518,780	$ 289,095,644	$ 273,262,373

(a)	See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
Statements of Operations
41

Statements of Changes in Net Assets

	iShares Morningstar Mid-Cap Value ETF		iShares Morningstar Small-Cap ETF
	Year Ended 04/30/26	Year Ended 04/30/25	Year Ended 04/30/26	Year Ended 04/30/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$ 19,588,857	$ 15,073,584	$ 3,536,332	$ 3,183,599
Net realized gain	36,445,134	35,484,121	14,748,576	5,622,904
Net change in unrealized appreciation (depreciation)	148,047,619	(17,451,928)	55,233,872	(2,429,398)
Net increase in net assets resulting from operations	204,081,610	33,105,777	73,518,780	6,377,105
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(18,376,225)	(15,757,832)	(3,593,607)	(3,073,951)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	203,907,507	27,828,236	(15,940,043)	1,712,963
NET ASSETS
Total increase in net assets	389,612,892	45,176,181	53,985,130	5,016,117
Beginning of year	643,405,888	598,229,707	214,782,793	209,766,676
End of year	$ 1,033,018,780	$ 643,405,888	$ 268,767,923	$ 214,782,793

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
422026 iShares Annual Financial Statements and Additional Information

Statements of Changes in Net Assets (continued)

	iShares Morningstar U.S. Equity ETF		iShares Morningstar Value ETF
	Year Ended 04/30/26	Year Ended 04/30/25	Year Ended 04/30/26	Year Ended 04/30/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$ 12,806,480	$ 13,293,355	$ 20,536,959	$ 19,780,627
Net realized gain	16,082,821	100,620,801	119,914,522	64,638,775
Net change in unrealized appreciation (depreciation)	260,206,343	7,849,204	132,810,892	(3,362,319)
Net increase in net assets resulting from operations	289,095,644	121,763,360	273,262,373	81,057,083
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(12,498,003)	(13,415,529)	(20,410,619)	(19,972,638)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	8,805,417	(28,336,126)	(6,516,266)	37,008,330
NET ASSETS
Total increase in net assets	285,403,058	80,011,705	246,335,488	98,092,775
Beginning of year	937,821,106	857,809,401	994,320,633	896,227,858
End of year	$ 1,223,224,164	$ 937,821,106	$ 1,240,656,121	$ 994,320,633

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets
43

Financial Highlights
(For a share outstanding throughout each period)

iShares Morningstar Mid-Cap Value ETF
	Year Ended 04/30/26	Year Ended 04/30/25	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22
Net asset value, beginning of year	$ 71.49	$ 69.56	$ 62.19	$ 65.46	$ 64.01
Net investment income(a)	1.87	1.76	1.62	1.53	1.24
Net realized and unrealized gain (loss)(b)	17.83	2.03	7.26	(3.29)	1.50
Net increase (decrease) from investment operations	19.70	3.79	8.88	(1.76)	2.74
Distributions from net investment income(c)	(1.75)	(1.86)	(1.51)	(1.51)	(1.29)
Net asset value, end of year	$ 89.44	$ 71.49	$ 69.56	$ 62.19	$ 65.46
Total Return(d)
Based on net asset value	27.87%	5.39%	14.49%	(2.60)%	4.28%
Ratios to Average Net Assets(e)
Total expenses	0.06%	0.06%	0.06%	0.06%	0.06%
Net investment income	2.30%	2.38%	2.50%	2.44%	1.88%
Supplemental Data
Net assets, end of year (000)	$ 1,033,019	$ 643,406	$ 598,230	$ 516,215	$ 497,491
Portfolio turnover rate(f)	40%	31%	43%	37%	42%

(a)	Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
442026 iShares Annual Financial Statements and Additional Information

Financial Highlights  (continued)
(For a share outstanding throughout each period)

iShares Morningstar Small-Cap ETF
	Year Ended 04/30/26	Year Ended 04/30/25	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22
Net asset value, beginning of year	$ 53.03	$ 52.44	$ 46.57	$ 48.77	$ 58.27
Net investment income(a)	0.90	0.81	0.77	0.79	0.72
Net realized and unrealized gain (loss)(b)	17.72	0.56	5.86	(2.20)	(9.50)
Net increase (decrease) from investment operations	18.62	1.37	6.63	(1.41)	(8.78)
Distributions from net investment income(c)	(0.92)	(0.78)	(0.76)	(0.79)	(0.72)
Net asset value, end of year	$ 70.73	$ 53.03	$ 52.44	$ 46.57	$ 48.77
Total Return(d)
Based on net asset value	35.32%	2.51%	14.32%	(2.85)%	(15.22)%
Ratios to Average Net Assets(e)
Total expenses	0.04%	0.04%	0.04%	0.04%	0.04%
Net investment income	1.42%	1.41%	1.54%	1.67%	1.28%
Supplemental Data
Net assets, end of year (000)	$ 268,768	$ 214,783	$ 209,767	$ 200,259	$ 199,971
Portfolio turnover rate(f)	30%	25%	28%	28%	41%

(a)	Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
45

Financial Highlights  (continued)
(For a share outstanding throughout each period)

iShares Morningstar U.S. Equity ETF
	Year Ended 04/30/26	Year Ended 04/30/25	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22
Net asset value, beginning of year	$ 76.87	$ 69.46	$ 57.11	$ 57.06	$ 59.02
Net investment income(a)	1.04	1.00	0.94	0.90	0.79
Net realized and unrealized gain (loss)(b)	22.55	7.41	12.35	0.04	(1.95)
Net increase (decrease) from investment operations	23.59	8.41	13.29	0.94	(1.16)
Distributions from net investment income(c)	(1.01)	(1.00)	(0.94)	(0.89)	(0.80)
Net asset value, end of year	$ 99.45	$ 76.87	$ 69.46	$ 57.11	$ 57.06
Total Return(d)
Based on net asset value	30.83%	12.08%	23.44%	1.77%	(2.08)%
Ratios to Average Net Assets(e)
Total expenses	0.03%	0.03%	0.03%	0.03%	0.03%
Net investment income	1.15%	1.27%	1.48%	1.65%	1.27%
Supplemental Data
Net assets, end of year (000)	$ 1,223,224	$ 937,821	$ 857,809	$ 748,145	$ 790,314
Portfolio turnover rate(f)	8%	4%	5%	4%	6%

(a)	Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
462026 iShares Annual Financial Statements and Additional Information

Financial Highlights  (continued)
(For a share outstanding throughout each period)

iShares Morningstar Value ETF
	Year Ended 04/30/26	Year Ended 04/30/25	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22
Net asset value, beginning of year	$ 78.91	$ 73.76	$ 64.93	$ 64.89	$ 63.68
Net investment income(a)	1.65	1.62	1.61	1.54	1.38
Net realized and unrealized gain(b)	20.34	5.18	8.81	0.00 (c)	1.20
Net increase from investment operations	21.99	6.80	10.42	1.54	2.58
Distributions from net investment income(d)	(1.65)	(1.65)	(1.59)	(1.50)	(1.37)
Net asset value, end of year	$ 99.25	$ 78.91	$ 73.76	$ 64.93	$ 64.89
Total Return(e)
Based on net asset value	28.10%	9.20%	16.27%	2.53%	4.02%
Ratios to Average Net Assets(f)
Total expenses	0.04%	0.04%	0.04%	0.04%	0.04%
Net investment income	1.83%	2.02%	2.34%	2.43%	2.08%
Supplemental Data
Net assets, end of year (000)	$ 1,240,656	$ 994,321	$ 896,228	$ 782,374	$ 788,443
Portfolio turnover rate(g)	30%	22%	22%	27%	21%

(a)	Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Amount is less than $0.005 per share.
(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
47

Notes to Financial Statements
1.
ORGANIZATION
iShares Trust (the “Trust”)  is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
Morningstar Mid-Cap Value	Diversified
Morningstar Small-Cap	Diversified
Morningstar U.S. Equity	Diversified
Morningstar Value	Diversified
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of April 30, 2026, if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.  Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’  tax year.  These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.
482026 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
Recent Accounting Standard: The Funds adopted Financial Accounting Standards Board Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures (“ASU 2023-09”) during the period. ASU 2023-09 enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The Funds’ adoption of the new standard did not have a material impact on financial statement disclosures and did not affect each Fund’s financial position or results of operations.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation or last available bid (long positions) or ask (short positions) price.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
• Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and  procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4.
SECURITIES AND OTHER INVESTMENTS
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
Notes to Financial Statements
49

Notes to Financial Statements  (continued)
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount(b)
Morningstar Mid-Cap Value
Barclays Bank PLC	$1,350,854	$(1,350,854)	$—	$—
Goldman Sachs International	1,553,155	(1,553,155)	—	—
HSBC Bank PLC	73,846	(73,846)	—	—
UBS AG	9,265	(9,038)	—	227
Virtu Americas LLC	429,768	(429,768)	—	—
	$3,416,888	$(3,416,661)	$—	$227
Morningstar Small-Cap
Barclays Bank PLC	$780,077	$(780,077)	$—	$—
Barclays Capital, Inc.	37,180	(35,484)	—	1,696
BMO Capital Markets Corp.	907	(907)	—	—
BNP Paribas SA	2,849,634	(2,849,634)	—	—
BofA Securities, Inc.	1,445,990	(1,445,990)	—	—
Citigroup Global Markets, Inc.	1,006,524	(985,726)	—	20,798
Goldman Sachs & Co. LLC	2,344,884	(2,312,429)	—	32,455
Goldman Sachs International	1,988,821	(1,964,022)	—	24,799
HSBC Bank PLC	468,294	(466,649)	—	1,645
J.P. Morgan Securities LLC	3,060,607	(3,020,679)	—	39,928
Jefferies LLC	29,683	(29,683)	—	—
Mizuho Securities USA LLC	1,727	(1,727)	—	—
Morgan Stanley	3,063,732	(3,032,061)	—	31,671
National Financial Services LLC	297,505	(292,733)	—	4,772
Natixis SA	24,076	(24,076)	—	—
Nomura Securities International, Inc.	203	(203)	—	—
Pershing LLC	2,362	(2,362)	—	—
Scotia Capital (USA), Inc.	381,449	(372,762)	—	8,687
SG Americas Securities LLC	302,839	(291,150)	—	11,689
State Street Bank & Trust Co.	161,305	(158,465)	—	2,840
TD Securities (USA) LLC	52,596	(52,596)	—	—
UBS AG	752,494	(743,379)	—	9,115
UBS Securities LLC	34,681	(34,681)	—	—
Wells Fargo Bank N.A.	939,199	(930,805)	—	8,394
Wells Fargo Securities LLC	31,860	(30,629)	—	1,231
	$20,058,629	$(19,858,909)	$—	$199,720
Morningstar U.S. Equity
Citigroup Global Markets, Inc.	$1,062,321	$(1,062,321)	$—	$—
Goldman Sachs & Co. LLC	12,553	(12,304)	—	249
502026 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount(b)
Morningstar U.S. Equity (continued)
Goldman Sachs International	$1,394,366	$(1,394,366)	$—	$—
J.P. Morgan Securities LLC	375,182	(372,781)	—	2,401
Morgan Stanley	447,219	(447,219)	—	—
State Street Bank & Trust Co.	3,842	(3,524)	—	318
UBS AG	372,748	(371,323)	—	1,425
Wells Fargo Securities LLC	123,250	(113,050)	—	10,200
	$3,791,481	$(3,776,888)	$—	$14,593
Morningstar Value
Citigroup Global Markets, Inc.	$804,791	$(802,939)	$—	$1,852
Goldman Sachs & Co. LLC	8,093	(7,933)	—	160
Goldman Sachs International	2,813	(2,744)	—	69
HSBC Bank PLC	346,819	(346,819)	—	—
UBS AG	2,266,523	(2,213,718)	—	52,805
	$3,429,039	$(3,374,153)	$—	$54,886

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds’
Statements of Assets and Liabilities.

(b)
The market value of the loaned securities is determined as of April 30, 2026. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5.
DERIVATIVE FINANCIAL INSTRUMENTS
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
Notes to Financial Statements
51

Notes to Financial Statements  (continued)
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
iShares ETF	Investment Advisory Fees
Morningstar Mid-Cap Value	0.06%
Morningstar Small-Cap	0.04
Morningstar U.S. Equity	0.03
Morningstar Value	0.04
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee.  BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in that calendar year exceeds a specific threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 84% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income - affiliated - net in its Statements of Operations. For the year ended April 30, 2026, the Funds paid BTC the following amounts for securities lending agent services:
iShares ETF	Amounts
Morningstar Mid-Cap Value	$ 19,433
Morningstar Small-Cap	49,545
Morningstar U.S. Equity	9,555
Morningstar Value	6,523
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.
For the year ended April 30, 2026, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
Morningstar Mid-Cap Value	$ 208,292,964	$ 174,611,045	$ (11,699,839)
Morningstar Small-Cap	42,129,748	38,973,786	10,800,258
Morningstar U.S. Equity	34,421,302	29,349,838	(6,583,643)
522026 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
Morningstar Value	$ 212,621,303	$ 181,451,564	$ (14,584,615)
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends - affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7.
PURCHASES AND SALES
For the year ended April 30, 2026, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF	Purchases	Sales
Morningstar Mid-Cap Value	$ 348,997,243	$ 344,481,439
Morningstar Small-Cap	73,954,126	73,634,906
Morningstar U.S. Equity	95,480,688	94,040,932
Morningstar Value	335,478,663	334,482,571
For the year ended April 30, 2026, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
Morningstar Mid-Cap Value	$ 313,506,416	$ 113,478,663
Morningstar Small-Cap	2,055	16,027,405
Morningstar U.S. Equity	62,271,298	53,880,854
Morningstar Value	294,271,369	301,645,728
8.
INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of April 30, 2026, permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
iShares ETF	Paid-in capital	Accumulated earnings (loss)
Morningstar Mid-Cap Value	$ 52,901,556	$ (52,901,556)
Morningstar Small-Cap	5,009,792	(5,009,792)
Morningstar U.S. Equity	26,109,061	(26,109,061)
Morningstar Value	143,838,264	(143,838,264)
The tax character of distributions paid was as follows:
iShares ETF	Year Ended 04/30/26	Year Ended 04/30/25
Morningstar Mid-Cap Value
Ordinary income	$ 18,376,225	$ 15,757,832
Morningstar Small-Cap
Ordinary income	$ 3,593,607	$ 3,073,951
Morningstar U.S. Equity
Ordinary income	$ 12,498,003	$ 13,415,529
Morningstar Value
Ordinary income	$ 20,410,619	$ 19,972,638
Notes to Financial Statements
53

Notes to Financial Statements  (continued)
As of April 30, 2026, the tax components of accumulated earnings (loss) were as follows:
iShares ETF	Undistributed Ordinary Income	Non-expiring Capital Loss Carryforwards(a)	Net Unrealized Gains (Losses)(b)	Total
Morningstar Mid-Cap Value	$ 2,398,415	$ (41,033,034)	$ 207,228,314	$ 168,593,695
Morningstar Small-Cap	392,950	(23,826,756)	51,651,238	28,217,432
Morningstar U.S. Equity	1,354,735	(83,639,427)	488,155,835	405,871,143
Morningstar Value	2,085,246	(47,391,265)	283,297,036	237,991,017

(a)	Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the characterization of corporate actions, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, the realization for tax purposes of unrealized gains (losses) on certain futures contracts and undistributed capital gains from underlying REIT investments.

For the year ended April 30, 2026, the iShares Morningstar Small-Cap ETF utilized $10,024,515 of its capital loss carryforwards.
As of April 30, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Morningstar Mid-Cap Value	$ 828,745,819	$ 235,878,932	$ (28,644,245)	$ 207,234,687
Morningstar Small-Cap	237,478,246	82,722,183	(31,070,945)	51,651,238
Morningstar U.S. Equity	738,225,218	532,428,344	(44,271,008)	488,157,336
Morningstar Value	959,697,506	333,839,527	(50,539,425)	283,300,102

9.
PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
542026 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10.
CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
	Year Ended 04/30/26		Year Ended 04/30/25
iShares ETF	Shares	Amount	Shares	Amount
Morningstar Mid-Cap Value
Shares sold	3,950,000	$316,693,266	1,650,000	$118,585,540
Shares redeemed	(1,400,000)	(112,785,759)	(1,250,000)	(90,757,304)
	2,550,000	$203,907,507	400,000	$27,828,236
Morningstar Small-Cap
Shares sold	—	$—	200,000	$10,521,406
Shares redeemed	(250,000)	(15,940,043)	(150,000)	(8,808,443)
	(250,000)	$(15,940,043)	50,000	$1,712,963
Morningstar U.S. Equity
Shares sold	700,000	$62,517,816	2,750,000	$212,119,848
Shares redeemed	(600,000)	(53,712,399)	(2,900,000)	(240,455,974)
	100,000	$8,805,417	(150,000)	$(28,336,126)
Morningstar Value
Shares sold	3,300,000	$295,812,668	2,100,000	$167,239,190
Shares redeemed	(3,400,000)	(302,328,934)	(1,650,000)	(130,230,860)
	(100,000)	$(6,516,266)	450,000	$37,008,330
Notes to Financial Statements
55

Notes to Financial Statements  (continued)
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
11.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
562026 iShares Annual Financial Statements and Additional Information

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of iShares Trust and Shareholders of each of the four funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (four of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of April 30, 2026, the related statements of operations for the year ended April 30, 2026, the statements of changes in net assets for each of the two years in the period ended April 30, 2026, including the related notes, and the financial highlights for each of the five years in the period ended April 30, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of April 30, 2026, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended April 30, 2026 and each of the financial highlights for each of the five years in the period ended April 30, 2026 in conformity with accounting principles generally accepted in the United States of America.
iShares Morningstar Mid-Cap Value ETF iShares Morningstar Small-Cap ETF iShares Morningstar U.S. Equity ETF iShares Morningstar Value ETF
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of April 30, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
June 22, 2026
We have served as the auditor of one or more BlackRock investment companies since 2000.
Report of Independent Registered Public Accounting Firm
57

Important Tax Information (unaudited)
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended April 30, 2026:
iShares ETF	Qualified Dividend Income
Morningstar Mid-Cap Value	$ 17,599,100
Morningstar Small-Cap	2,615,401
Morningstar U.S. Equity	12,392,445
Morningstar Value	19,917,650
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified business income for individuals for the fiscal year ended April 30, 2026:
iShares ETF	Qualified Business Income
Morningstar Mid-Cap Value	$ 1,882,968
Morningstar Small-Cap	766,921
Morningstar U.S. Equity	573,913
Morningstar Value	834,642
The following percentages, or maximum percentages allowable by law, of ordinary income distributions paid during the fiscal year ended April 30, 2026 qualified for the dividends-received deduction for corporate shareholders:
iShares ETF	Dividends-Received Deduction
Morningstar Mid-Cap Value	83.30%
Morningstar Small-Cap	71.86
Morningstar U.S. Equity	92.37
Morningstar Value	92.64
582026 iShares Annual Financial Statements and Additional Information

Additional Information
Premium/Discount Information
Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com.
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
• Go to icsdelivery.com.
• If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA’s investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
Additional Information
59

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
CVR	Contingent Value Rights
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust
602026 iShares Annual Financial Statements and Additional Information

THIS PAGE INTENTIONALLY LEFT BLANK.

THIS PAGE INTENTIONALLY LEFT BLANK.

THIS PAGE INTENTIONALLY LEFT BLANK.

Want to know more?
iShares.com  |  1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Morningstar, Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies

– See Item 7

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

– See Item 7

Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

– Not Applicable

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies –Not Applicable

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – See Item 2

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached.

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Jessica Tan
Jessica Tan
President (principal executive officer) of
iShares Trust

Date: June 22, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jessica Tan
Jessica Tan
President (principal executive officer) of
iShares Trust

Date: June 22, 2026

By:	/s/ Trent Walker
Trent Walker
Treasurer and Chief Financial Officer (principal financial officer) of
iShares Trust

Date: June 22, 2026